UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10161

Columbia Strategic Investor Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	August 31, 2006

Date of reporting period:	February 28, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Funds

Semiannual Report
February 28, 2006

Columbia International Stock Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Real Estate Equity Fund

Columbia Technology Fund

Columbia Strategic Investor Fund

Columbia Balanced Fund

Columbia Oregon Intermediate Municipal Bond Fund

Columbia Conservative High Yield Fund

PRESIDENT'S MESSAGE

Columbia Funds

Table of Contents

Columbia International Stock Fund	1

Columbia Mid Cap Growth Fund	4

Columbia Small Cap Growth Fund I	7

Columbia Real Estate Equity Fund	10

Columbia Technology Fund	13

Columbia Strategic Investor Fund	16

Columbia Balanced Fund	19

Columbia Oregon Intermediate Municipal Bond Fund	22

Columbia Conservative High Yield Fund	25

Financial Statements	28

Board Consideration and Approval of Investment Advisory Agreements	151

Summary of Management Fee Evaluation by Independent Fee Consultant	154

Columbia Funds	158

Important Information About This Report	161

A message to our valued clients

In the mutual fund business, success can be measured a number of different ways. Performance is a key measure—the one that gains most attention. But fees and service are also important. In that regard, we are pleased to report that Columbia Management has experienced success on all three fronts over the past year. Even more important, our shareholders have benefited from this success.

Because performance ultimately determines investment success, we have devoted considerable energy to improving the performance of all Columbia funds. And we are happy to report that we have made considerable progress toward this important goal1.

Columbia has also taken great strides toward making fund operations more cost effective, which has translated into lower expense ratios on many Columbia funds. In this regard, we believe we still have more work to do, and we will continue to explore opportunities for reining in expenses to the benefit of all our shareholders.

On the service front, we have made it easy and convenient for shareholders to do business with us both on the web at www.columbiafunds.com or over the phone at 800.345.6611. In fact, we've recently upgraded our automated phone system with an advanced speech recognition system that allows callers to interact with the system using natural spoken commands.

After secure login, shareholders can buy, sell or exchange funds either online or over the phone. (Buying shares requires that a link has been established between the shareholder's bank account and Columbia.) Up-to-date performance and pricing information is available online and over the phone. At www.columbiafunds.com, shareholders can also update important personal information and get access to prospectuses and fund reports, which reduces paper clutter for shareholders and translates into a reduction of costs for the funds.

At Columbia Management, we think that you'll like what you see as you read the reports for the period ended February 28, 2006. We are committed to continued improvements in an effort to help our shareholders reach their long-term financial goals. And we look forward to continuing to work with you, our valued financial clients, in the years to come.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

The views expressed in the President's Message reflect the current views of Columbia Funds. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Not FDIC
Insured

May Lose Value

No Bank Guarantee

1Past performance is no guarantee of future results.

Performance Information – Columbia International Stock Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 03/01/96 – 02/28/06 ($)

Share class
Sales charge	without	with
Class A	21,709	20,458
Class B	21,124	21,124
Class C	21,208	21,208
Class D	21,268	21,061
Class G	21,122	21,122
Class Z	22,052	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia International Stock Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net asset value per share
as of 02/28/06 ($)
Class A	17.72
Class B	17.36
Class C	17.43
Class D	17.48
Class G	17.35
Class Z	17.82
Distributions declared per share
09/01/05 – 02/28/06 ($)
Class A	0.30
Class B	0.18
Class C	0.18
Class D	0.18
Class G	0.19
Class Z	0.34

Average annual total return as of 02/28/06 (%)

Share class	A		B		C		D		G		Z
Inception date	11/01/02		11/01/02		10/13/03		11/01/02		03/18/05		10/01/92
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	14.43	7.85	14.19	9.19	14.20	13.20	14.16	13.16	14.18	9.18	14.66
1-year	17.71	10.94	17.01	12.01	17.09	16.09	16.95	15.95	17.00	12.00	18.17
5-year	5.46	4.22	4.88	4.55	4.97	4.97	5.03	4.82	4.88	4.38	5.79
10-year	8.06	7.42	7.76	7.76	7.81	7.81	7.84	7.73	7.76	7.76	8.23

Average annual total return as of 12/31/05 (%)

Share class	A		B		C		D		G		Z
Sales charge	without	with	without	with	without	with	without	with	without	with	without
6- month (cumulative)	15.72	9.06	15.43	10.43	15.51	14.51	15.46	14.46	15.41	10.41	15.96
1-year	13.26	6.75	12.53	7.53	12.63	11.63	12.51	11.51	12.52	7.52	13.66
5-year	3.03	1.82	2.50	2.13	2.58	2.58	2.64	2.44	2.49	1.94	3.35
10-year	7.60	6.96	7.32	7.32	7.36	7.36	7.40	7.29	7.32	7.32	7.76

The "with sales charge" returns include the maximum initial sales charge of 5.75% for class A shares, maximum contingent deferred sales charge of 5.00% for class B and G shares and 1.00% for class C and D shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would have been lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Effective October 13, 2003, class D shares are closed to all new investors and new accounts. Existing class D shareholders will be able to make additional purchases at any time. In addition, the class D sales charge of 1.00% is waived after October 13, 2003.

Classes A, B and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for Class C include the returns of Class B prior to 10/13/03, the date on which class C was initially offered by the fund. The returns shown for Class C also include the performance of Class Z prior to the inception of Class B (11/01/02). Class G performance information includes returns of the fund's Class B shares for the period from 11/01/02 through 03/18/05 and for periods prior thereto, the fund's Class Z shares. Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B, C, D and G would have been lower.

Fund Profile – Columbia International Stock Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

  +14.43%

  Class A Shares

  +15.14%

  MSCI EAFE Index

Management Style

Summary

■  For the six-month period ended February 28, 2006, the Columbia International Stock Fund's Class A Shares returned 14.43% without sales charge. The fund's return was lower than its benchmarks, the MSCI EAFE Index, which returned 15.14%, and the MSCI All Country World ex US Index, which returned 17.09%.1 The fund fell just short of the average return of its peer group, the Morningstar Foreign Large Blend Fund Category, which was 14.95%.2

■  The fund's out-of-benchmark weight in emerging markets and an above-average weight in Japan detracted from performance. Both markets aided performance in previous periods, and some of the fund's best performers came from emerging and Japanese stock markets during this reporting period. The fund has retained its exposure to both regions. Emerging markets, in particular, appear to offer some of the best opportunities for long-term growth despite intermittent volatility.

■  A reduction in the fund's energy position was timely as it locked in gains for the fund before energy commodity prices began to decline – and energy stock prices along with them. A decision to underweight the United Kingdom (UK) also aided performance. A relatively tight monetary policy had a negative impact on UK stocks, and the UK was one of the worst-performing markets for the period.

1  The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. The MSCI All Country World Ex US Index is also an index of global stock market performance that includes developed and emerging markets but excludes the US. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  ©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc. may not be copied or redistributed for any purpose and may only be used for non-commercial, personal purposes. The information contained herein is not represented or warranted to be accurate, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of this information. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

Portfolio Management

Fred Copper, CFA

■  With the fund since 2005

■  MBA, University of Chicago; BS, Boston College

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

UNDERSTANDING YOUR EXPENSES

Columbia International Stock Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

09/01/05 – 02/28/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,144.30	1,018.94	6.27	5.91	1.18
Class B	1,000.00	1,000.00	1,141.92	1,015.22	10.25	9.64	1.93
Class C	1,000.00	1,000.00	1,142.02	1,015.22	10.25	9.64	1.93
Class D	1,000.00	1,000.00	1,141.58	1,015.22	10.25	9.64	1.93
Class G	1,000.00	1,000.00	1,141.82	1,015.47	9.98	9.39	1.88
Class Z	1,000.00	1,000.00	1,146.59	1,020.18	4.95	4.66	0.93

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Performance Information – Columbia Mid Cap Growth Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 03/01/96 – 02/28/06 ($)

Share class
Sales charge	without	with
Class A	22,969	21,645
Class B	22,404	22,404
Class C	22,449	22,449
Class D	22,422	22,202
Class G	22,350	22,350
Class R	22,960	n/a
Class T	23,005	21,679
Class Z	23,256	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Mid Cap Growth Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net asset value per share
as of 02/28/06 ($)
Class A	25.29
Class B	24.66
Class C	24.71
Class D	24.68
Class G	24.60
Class R	25.28
Class T	25.33
Class Z	25.61
Distributions declared per share
09/01/05 – 02/28/06 ($)
Class A	0.31
Class B	0.31
Class C	0.31
Class D	0.31
Class G	0.31
Class R	0.00
Class T	0.31
Class Z	0.31

Average annual total return as of 02/28/06 (%)

Share class	A		B		C		D		G		R	T		Z
Inception	11/01/02		11/01/02		10/13/03		11/01/02		11/01/02		01/23/06	11/01/02		11/20/85
Sales charge	without	with	without	with	without	with	without	with	without	with	without	without	with	without
6-month (cumulative)	15.61	8.97	15.21	10.21	15.18	14.18	15.20	14.20	15.25	10.25	15.57	15.59	8.96	15.75
1-year	24.43	17.27	23.53	18.53	23.53	22.53	23.50	22.50	23.60	18.60	24.38	24.38	17.22	24.71
5-year	3.44	2.22	2.92	2.57	2.97	2.97	2.94	2.73	2.88	2.33	3.43	3.47	2.26	3.70
10-year	8.67	8.03	8.40	8.40	8.42	8.42	8.41	8.30	8.69	8.37	8.67	8.69	8.04	8.81

Average annual total return as of 12/31/05 (%)

Share class	A		B		C		D		G		T		Z
Sales charge	without	with	without	with	without	with	without	with	without	with	without	with	without
6-month (cumulative)	14.68	8.09	14.24	9.24	14.26	13.26	14.23	13.23	14.23	9.23	14.65	8.05	14.81
1- year	16.08	9.41	15.20	10.20	15.22	14.22	15.19	14.19	15.25	10.25	16.05	9.39	16.36
5- year	-0.83	-2.00	-1.30	-1.67	-1.25	-1.25	-1.28	-1.48	-1.35	-1.91	-0.79	-1.96	-0.59
10-Year	8.26	7.62	8.01	8.01	8.03	8.03	8.01	7.90	7.98	7.98	8.28	7.64	8.39

The "with sales charge" returns include the maximum initial sales charge of 5.75% for class A and T shares, maximum contingent deferred sales charge of 5.00% for class B and G shares and 1.00% for class C and D shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would have been lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class R and Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class R and Class Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Effective October 13, 2003, class D shares are closed to all new investors and new accounts. Existing class D shareholders will be able to make additional purchases at any time. In addition, the class D sales charge of 1.00% is waived after October 13, 2003.

Classes A, B, D, G and T (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for class C include the returns of class B prior to 10/13/03, the date on which class C was initially offered by the fund. The returns shown for class C also include the performance of class Z prior to the inception of class B (11/01/02). The returns for class R include the returns of class A prior to 01/23/06, the date on which class R was initially offered by the fund. The returns shown for class R also include the performance of class Z prior to the inception of class A (11/01/02). Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B, C, D, G and T would have been lower.

Fund Profile – Columbia Mid Cap Growth Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

  +15.61%

  Class A Shares

  +8.90%

  Russell Midcap Index

  +9.69%

  Russell Midcap Growth Index

Management Style

Summary

■  For the six-month period that ended February 28, 2006, the Columbia Mid Cap Growth Fund's Class A Shares returned 15.61% without sales charge. It outperformed both the Russell Midcap Index and the Russell Midcap Growth Index,1 which returned 8.90% and 9.69%, respectively, for the same period. Its return was also higher than the average return of the Morningstar Mid Cap Growth Funds Category, which was 10.66%.2 Strong stock selection across a variety of sectors accounted for the fund's strong performance.

■  Stock selection within technology, industrials, health care, financials and telecommunications services made a significant contribution to the fund's return relative to its benchmarks and peer group. The fund's top contributor was Broadcom Corp. (3.0% of net assets), in the technology sector, which enjoyed strong profit growth as the result of higher-than-expected gross margins. Consumer staples stocks were the fund's weakest performers. Tyson Foods, Inc. (0.2% of net assets) was the fund's worst performer, as the company struggled to improve its profit margins.

■  In an environment of healthy economic growth and relatively low inflation, the fund's managers maintain a bullish outlook for growth stocks, especially within the energy, materials and industrials sectors. However, decelerating growth could provoke a reassessment of the strength and duration of the current economic expansion. The fund's managers plan to continue to seek the stocks of growth companies with strong earnings prospects and attractive valuations.

1  The Russell Midcap Index is an index that measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization. The Russell Midcap Growth Index is an index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Unlike the fund, indices are not investments, they do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  ©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc. may not be copied or redistributed for any purpose and may only be used for non-commercial, personal purposes. The information contained herein is not represented or warranted to be accurate, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of this information. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

Portfolio Management

Kenneth A. Korngiebel, CFA

■  With the fund since 2004

■  MBA, Wharton School at University of Pennsylvania; BA, Stanford University

Wayne M. Collette, CFA

■  With the fund since 2006

■  MBA, Columbia University; BS, Brandeis University

J. Michael Kosicki, CFA

■  With the fund since 2006

■  BA, Hamilton College

George J. Myers, CFA

■  With the fund since 2006

■  MS, University of Wisconsin; BBA, University of Wisconsin

Theodore R. Wendell, CFA

■  With the fund since 2006

■  MBA, Columbia University; BA, Emory University

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in growth stocks incurs the possibility of losses because their prices are sensitive to changes in current or expected earnings.

Investing in mid-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

UNDERSTANDING YOUR EXPENSES

Columbia Mid Cap Growth Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

09/01/05 – 02/28/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,156.11	1,018.94	6.31	5.91	1.18
Class B	1,000.00	1,000.00	1,152.09	1,015.22	10.30	9.64	1.93
Class C	1,000.00	1,000.00	1,151.79	1,015.22	10.30	9.64	1.93
Class D	1,000.00	1,000.00	1,151.99	1,015.22	10.30	9.64	1.93
Class G	1,000.00	1,000.00	1,152.49	1,015.47	10.03	9.39	1.88
Class R	1,000.00	1,000.00	1,155.70	1,017.55	1.72	7.30	1.46
Class T	1,000.00	1,000.00	1,155.91	1,018.70	6.57	6.16	1.23
Class Z	1,000.00	1,000.00	1,157.49	1,020.18	4.97	4.66	0.93

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Performance Information – Columbia Small Cap Growth Fund I

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 10/01/96 – 02/28/06 ($)

Share class
Sales charge	without	with
Class A	31,990	30,142
Class B	31,940	31,940
Class C	31,940	31,940
Class Z	32,009	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Small Cap Growth Fund I during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net asset value per share
as of 02/28/06 ($)
Class A	31.51
Class B	31.46
Class C	31.46
Class Z	31.54
Distributions declared per share
09/01/05 – 02/28/06 ($)
Class A	0.89
Class B	0.89
Class C	0.89
Class Z	0.89

Average annual total return as of 02/28/06 (%)

Share class	A		B		C		Z
Inception date	11/01/05		11/01/05		11/01/05		10/01/96
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	16.95	10.21	16.76	11.76	16.76	15.76	17.02
1-year	29.43	22.00	29.22	24.22	29.22	28.22	29.50
5-year	6.84	5.57	6.80	6.49	6.80	6.80	6.85
10-year	13.15	12.44	13.13	13.13	13.13	13.13	13.16

Average annual total return as of 12/31/05 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	10.91	4.55	10.87	5.87	10.87	9.87	10.91
1-year	13.15	6.65	13.11	8.11	13.11	12.11	13.14
5-year	2.43	1.22	2.42	2.06	2.42	2.42	2.43
10-year	12.07	11.36	12.07	12.07	12.07	12.07	12.07

The "with sales charge" returns include the maximum initial sales charge of 5.75% for class A shares and maximum contingent deferred sales charge of 5.00% for class B shares and 1.00% for class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Classes A, B and C (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B and C would have been lower.

Fund Profile – Columbia Small Cap Growth Fund I

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

  +16.95%

  Class A Shares

  +10.24%

  Russell 2000 Index

  +11.69%

  Russell 2000 Growth Index

Management Style

Summary

■  For the six-month period that ended February 28, 2006, Columbia Small Cap Growth Fund I's Class A Shares returned 16.95% without sales charge. It outperformed both the Russell 2000 Index and the Russell 2000 Growth Index, which returned 10.24% and 11.69%, respectively.1 The fund's return was also higher than the average return of the Morningstar Small Growth Funds Category, which was 11.06%.2 The management team's strong stock decisions helped the fund outperform its benchmark and peer group for the period.

■  A decision to overweight industrials, one of the period's strongest sectors, aided performance. Ceradyne, Inc. (1.8% of net assets), an industrial company that develops ceramic products and components, was the fund's top contributor. The company benefited from a ramp up in military orders for body and vehicle armor. Information technology and energy sectors also had a positive impact on performance, as did the telecommunications and consumer discretionary sectors, which provided a standout performance from Millicom International Cellular SA (0.9% of net assets). The company, which provides cellular phone service to emerging markets, rose more than 117% during the period. Consumer staples stocks posted a slight decline and the fund's health care holdings underperformed.

■  In an environment of healthy economic growth and relatively low inflation, the fund's managers maintain a bullish outlook for growth stocks, especially within the energy, materials and industrials sectors. However, decelerating growth could provoke a reassessment of the strength and duration of the current economic expansion. The fund's managers plan to continue to seek the stocks of growth companies with strong earnings prospects and attractive valuations.

1  The Russell 2000 Index is an index that tracks the performance of the 2,000 smallest of the 3,000 largest US companies based on market capitalization. The Russell 2000 Growth Index is an index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the fund, indices are not investments, they do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  ©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc. may not be copied or redistributed for any purpose and may only be used for non-commercial, personal purposes. The information contained herein is not represented or warranted to be accurate, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of this information. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

Portfolio Management

Kenneth A. Korngiebel, CFA

■  With the fund since 2004

■  MBA, Wharton School at University of Pennsylvania; BA, Stanford University

Wayne M. Collette, CFA

■  With the fund since 2006

■  MBA, Columbia University; BS, Brandeis University

J. Michael Kosicki, CFA

■  With the fund since 2006

■  BA, Hamilton College

George J. Myers, CFA

■  With the fund since 2006

■  MS, University of Wisconsin; BBA, University of Wisconsin

Theodore R. Wendell, CFA

■  With the fund since 2006

■  MBA, Columbia University; BA, Emory University

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in growth stocks incurs the possibility of losses because their prices are sensitive to changes in current or expected earnings.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

UNDERSTANDING YOUR EXPENSES

Columbia Small Cap Growth Fund I

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

09/01/05 – 02/28/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,183.09	1,017.85	5.02	7.00	1.40
Class B	1,000.00	1,000.00	1,181.22	1,014.13	7.71	10.74	2.15
Class C	1,000.00	1,000.00	1,181.22	1,014.13	7.71	10.74	2.15
Class Z	1,000.00	1,000.00	1,170.19	1,019.19	6.08	5.66	1.13

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Performance Information – Columbia Real Estate Equity Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 03/01/96 – 02/28/06 ($)

Share class
Sales charge	without	with
Class A	40,781	38,427
Class B	39,825	39,825
Class C	39,814	39,814
Class D	39,853	39,460
Class Z	41,234	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Real Estate Equity Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net asset value per share
as of 02/28/06 ($)
Class A	26.44
Class B	26.46
Class C	26.44
Class D	26.46
Class Z	26.46
Distributions declared per share
09/01/05 – 02/28/06 ($)
Class A	3.77
Class B	3.67
Class C	3.67
Class D	3.67
Class Z	3.80

Average annual total return as of 02/28/06 (%)

	A		B		C		D		Z
Inception	11/01/02		11/01/02		10/13/03		11/01/02		04/01/94
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	9.51	3.22	9.12	4.37	9.13	8.18	9.16	8.21	9.65
1-year	22.25	15.22	21.31	16.31	21.32	20.32	21.35	20.35	22.54
5-year	17.69	16.30	17.13	16.92	17.12	17.12	17.15	16.91	17.95
10-year	15.09	14.41	14.82	14.82	14.82	14.82	14.83	14.71	15.22

Average annual total return as of 12/31/05 (%)

	A		B		C		D		Z
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	3.97	-2.01	3.53	-0.97	3.57	2.67	3.57	2.67	4.06
1-year	6.98	0.83	6.18	1.59	6.18	5.27	6.22	5.30	7.25
5-year	15.42	14.07	14.90	14.67	14.89	14.89	14.91	14.68	15.66
10-year	14.56	13.88	14.30	14.30	14.30	14.30	14.31	14.19	14.68

The "with sales charge" returns include the maximum initial sales charge of 5.75% for class A shares, maximum contingent deferred sales charge of 5.00% for class B shares and 1.00% for class C and D shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Effective October 13, 2003, class D shares are closed to all new investors and new accounts. Existing class D shareholders will be able to make additional purchases at any time. In addition, class D sales charge of 1.00% is waived after October 13, 2003.

Classes A, B and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for class C include the returns of class B prior to 10/13/03, the date on which class C was initially offered by the fund. The returns shown for class C also include the performance of class Z prior to the inception of class B (11/01/02). Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B, C and D would have been lower.

Fund Profile – Columbia Real Estate Equity Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

  +9.51%

  Class A Shares

  +11.57%

  NAREIT Index

Summary

■  For the six-month period ended February 28, 2006, the Columbia Real Estate Equity Fund's Class A Shares returned 9.51% without sales charge. The fund underperformed its benchmark, the NAREIT Index, which returned 11.57%.1 Its return was also lower than the 11.73% average return of its peer group, the Morningstar Specialty-Real Estate Funds Category.2

■  The fund's REIT holdings performed well in a market that was generally favorable for higher-quality REITs. In this environment, apartment REITs were exceptional performers. The rental market strengthened, especially at the high end, as some potential homebuyers were priced out of the market for single-family homes and condominiums. However, performance was dragged down by exposure to investments outside of the conventional REIT market, especially mortgage REITs and a high cash position. A position in hotel stocks also delivered disappointing returns. However, we have maintained the fund's position in hotel stocks in light of improved business prospects for hotels, particularly in higher-end urban markets.

■  The fund was restructured when new managers took over in October 2005. Sector weights were brought more in line with its benchmark, and investments outside the real estate market were sold and replaced by securities that were more consistent with the fund's focus on real estate. The fund's new managers also positioned the fund more conservatively, with an emphasis on REITS with high-quality management and the potential for sustainable growth.

1  The National Association of Real Estate Investment Trusts (NAREIT) Index is an index that tracks performance of all publicly traded equity REIT. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  ©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc. may not be copied or redistributed for any purpose and may only be used for non-commercial, personal purposes. The information contained herein is not represented or warranted to be accurate, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of this information. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

Portfolio Management

Robert McConnaughey

■  With the fund since 2005

■  MIA, Columbia University; BA, Grinnell College

David I. Hoffman

■  With the fund since 2005

■  BS, Dartmouth College

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

The fund may be subject to the same types of risks associated with direct ownership of real estate including the decline of property value due to general, local and regional economic conditions. In addition, the fund's share price will likely be subject to more volatility than the overall stock market because it concentrates in real estate stocks.

UNDERSTANDING YOUR EXPENSES

Columbia Real Estate Equity Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

09/01/05 – 02/28/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,095.11	1,018.99	6.08	5.86	1.17
Class B	1,000.00	1,000.00	1,091.19	1,015.27	9.96	9.59	1.92
Class C	1,000.00	1,000.00	1,091.29	1,015.27	9.96	9.59	1.92
Class D	1,000.00	1,000.00	1,091.59	1,015.27	9.96	9.59	1.92
Class Z	1,000.00	1,000.00	1,096.50	1,020.23	4.78	4.61	0.92

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Performance Information – Columbia Technology Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 11/09/00 – 02/28/06 ($)

Share class
Sales charge	without	with
Class A	10,940	10,312
Class B	10,651	10,551
Class C	10,671	10,671
Class D	10,711	10,605
Class Z	11,064	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Technology Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net asset value per share
as of 02/28/06 ($)
Class A	10.33
Class B	10.11
Class C	10.13
Class D	10.17
Class Z	10.43
Distributions declared per share
09/01/05 – 02/28/06 ($)
Class A	0.56
Class B	0.50
Class C	0.50
Class D	0.50
Class Z	0.58

Average annual total return as of 02/28/06 (%)

	A		B		C		D		Z
Inception	11/01/02		11/01/02		10/13/03		11/01/02		11/09/00
	without	with	without	with	without	with	without	with	without
6-month (cumulative)	24.87	17.69	24.40	19.40	24.35	23.35	24.37	24.37	24.99
1-year	39.86	31.81	39.00	34.00	38.90	37.90	38.87	37.87	40.36
5-year	9.93	8.63	9.35	9.07	9.39	9.39	9.47	9.25	10.18
Since inception	1.71	0.58	1.20	1.02	1.23	1.23	1.30	1.11	1.92

Average annual total return as of 12/31/05 (%)

Shares class	A		B		C		D		Z
	without	with	without	with	without	with	without	with	without
6-month (cumulative)	23.39	16.29	23.01	18.01	22.95	21.95	22.99	21.99	23.57
1-year	16.53	9.83	15.74	10.74	15.71	14.71	15.77	14.77	16.76
5-year	2.70	1.48	2.17	1.80	2.21	2.21	2.30	2.08	2.91
Since inception	-0.29	-1.43	-0.80	-0.98	-0.76	-0.76	-0.68	-0.87	-0.10

The "with sales charge" returns include the maximum initial sales charge of 5.75% for class A shares, maximum contingent deferred sales charge of 5.00% for class B shares and 1.00% for class C and D shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Effective October 13, 2003, class D shares are closed to all new investors and new accounts. Existing class D shareholders will be able to make additional purchases at any time. In addition, class D sales charge of 1.00% is waived after October 13, 2003.

Classes A, B and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for class C include the returns of class B prior to 10/13/03, the date on which class C was initially offered by the fund. The returns shown for class C also include the performance of class Z prior to the inception of class B (11/01/02). Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B, C and D would have been lower.

Fund Profile – Columbia Technology Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

  +24.87%

  Class A Shares

  +12.85%

  Merrill Lynch 100 Technology Index

Summary

■  For the six-month period ended February 28, 2006, the Columbia Technology Fund's Class A Shares returned 24.87% without sales charge. The fund outperformed its benchmark, the Merrill Lynch 100 Technology Index, which returned 12.85%.1 It also surpassed the average return of its peer group, the Morningstar Specialty – Technology Category, which was 11.62% for the same period.2 Semiconductor stocks made the greatest positive impact on fund performance. Wireless telecommunications services also made a strong contribution to the fund's return.

■  Within the semiconductor industry, the fund's managers continued to look beyond mega-sized firms to identify growth potential among companies with specific product strengths. The fund had more exposure to wireless stocks than the index, because of positive trends that indicated growing demand and expanded usage for wireless technology. Holdings in systems software detracted from performance.

■  The fund remained focused on companies positioned to potentially benefit from the adoption of new technologies, cost savings through outsourcing and key products – especially in the semiconductor industry. The fund's managers plan to continue to evaluate investments in wireless communications.

1  The Merrill Lynch 100 Technology Index is an equally weighted index of 100 leading technology stocks. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  ©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc. may not be copied or redistributed for any purpose and may only be used for non-commercial, personal purposes. The information contained herein is not represented or warranted to be accurate, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of this information. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

Portfolio Management

Wayne M. Collette, CFA

■  With the fund since 2005

■  MBA, Columbia University; BS, Brandeis University

Theodore R. Wendell, CFA

■  With the fund since 2005

■  MBA, Columbia University; BA, Emory University

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

The share price of a fund that invests primarily in one sector will likely be subject to more volatility than a fund that invests across many sectors. Technology stocks may be more volatile than stocks in other sectors. The fund should be considered part of an overall investment program, and not a complete investment program.

International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Some of the countries the fund invests in are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

UNDERSTANDING YOUR EXPENSES

Columbia Technology Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

09/01/05 – 02/28/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,244.62	1,017.80	7.85	7.05	1.41
Class B	1,000.00	1,000.00	1,240.06	1,014.08	12.00	10.79	2.16
Class C	1,000.00	1,000.00	1,239.47	1,014.08	11.99	10.79	2.16
Class D	1,000.00	1,000.00	1,239.76	1,014.08	12.00	10.79	2.16
Class Z	1,000.00	1,000.00	1,245.86	1,019.04	6.46	5.81	1.16

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Performance Information – Columbia Strategic Investor Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 11/09/00 – 02/28/06 ($)

Share class
Sales charge	without	with
Class A	23,174	21,845
Class B	22,476	22,576
Class C	22,587	22,587
Class D	22,343	22,566
Class Z	23,374	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Strategic Investor Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net asset value per share
as of 02/28/06 ($)
Class A	20.79
Class B	20.47
Class C	20.48
Class D	20.46
Class Z	20.83
Distributions declared per share
09/01/05 – 02/28/06 ($)
Class A	1.66
Class B	1.52
Class C	1.52
Class D	1.52
Class Z	1.71

Average annual total return as of 02/28/06 (%)

	A		B		C		D		Z
Inception date	11/01/02		11/01/02		10/13/03		11/01/02		11/09/00
Sales charge	without	with	without	with	without	without	without	with	without
6-month (cumulative)	6.06	-0.04	5.71	0.80	5.71	4.73	5.66	4.68	6.21
1-year	9.79	3.48	8.95	3.95	9.00	8.00	8.95	7.95	10.04
5-year	13.59	12.25	13.00	12.75	13.01	13.01	12.99	12.77	13.79
Life	17.17	15.87	16.59	16.50	16.60	16.60	16.58	16.37	17.36

Average annual total return as of 12/31/05 (%)

	A		B		C		D		Z
Sales charge	without	with	without	with	without	without	without	with	without
6-month (cumulative)	6.77	0.63	6.33	1.39	6.33	5.34	6.39	5.40	6..91
1-year	7.09	0.93	6.28	1.34	6.28	5.29	6.33	5.35	7.38
5-year	14.81	13.45	14.24	14.00	14.25	14.25	14.24	14.01	15.00
Life	16.97	15.64	16.40	16.30	16.41	16.41	16.40	16.18	17.16

The "with sales charge" returns include the maximum initial sales charge of 5.75% for class A shares, maximum contingent deferred sales charge of 5.00% for class B shares and 1.00% for class C and D shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Effective October 13, 2003, class D shares are closed to all new investors and new accounts. Existing class D shareholders will be able to make additional purchases at any time. In addition, class D sales charge of 1.00% is waived after October 13, 2003.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Classes A, B and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for class C include the returns of class B prior to 10/13/03, the date on which class C was initially offered by the fund. The returns shown for class C also include the performance of class Z prior to the inception of class B (11/01/02). Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B, C and D would have been lower.

Fund Profile – Columbia Strategic Investor Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

  +6.06%

  Class A Shares

  +7.46%

  Russell 3000 Value Index

Summary

■  For the six-month period ended February 28, 2006, the Columbia Strategic Investor Fund's Class A Shares returned 6.06% without sales charge. The fund's return fell between the returns of its two benchmarks, the Russell 3000 Value Index, which returned 7.46%, and the S&P 500 Index, which returned 5.93% for the same period.1 It fell short of the 7.83% average return of its peer group, the Morningstar Mid-Cap Blend Funds Category.2

■  Recognizing that the fund has two benchmarks, the following performance discussion relates to its performance vs. the S&P 500. Good relative performance, especially from the information technology, financials, industrials, energy and materials sector, contributed to solid returns for the fund's equity holdings. The information technology sector made the greatest contribution to relative performance. However, the fund experienced poor relative performance within the consumer discretionary, consumer staples, utilities and healthcare sectors. The weakest relative performance came from the consumer discretionary and the consumer staples sectors. In addition, the fund's cash position, at 18.2% of the portfolio, hampered relative performance as these assets could not keep up with gains in the equity markets.

■  In view of their expectation that recent interest-rate increases could slow economic growth in 2006, the fund's management team plans to seek companies with less sensitivity to economic cycles and the ability to maintain stable growth as the economic cycle matures. The managers will continue to evaluate investment opportunities overseas, considering those areas with compelling growth trends and reasonable prices.

1  The Russell 3000 Value Index is an index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is an index that tracks the performance of 500 widely held, large capitalization US stocks. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  ©2006 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc. may not be copied or redistributed for any purpose and may only be used for non-commercial, personal purposes. The information contained herein is not represented or warranted to be accurate, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of this information. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

Portfolio Management

Emil A. Gjester

■  With the fund since 2002

■  MBA, University of Cambridge; BBA, Pacific Lutheran University

Dara J. White, CFA

■  With the fund since 2006

■  BS, Boston College

Jonas Patrikson

■  With the fund since 2006

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

UNDERSTANDING YOUR EXPENSES

Columbia Strategic Investor Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

09/01/05 – 02/28/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,060.60	1,018.79	6.18	6.06	1.21
Class B	1,000.00	1,000.00	1,057.08	1,015.08	10.00	9.79	1.96
Class C	1,000.00	1,000.00	1,057.08	1,015.08	10.00	9.79	1.96
Class D	1,000.00	1,000.00	1,056.58	1,015.08	9.99	9.79	1.96
Class Z	1,000.00	1,000.00	1,062.09	1,020.03	4.91	4.81	0.96

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Performance Information – Columbia Balanced Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 03/01/96 – 02/28/06 ($)

Share class
Sales charge	without	with
Class A	19,366	18,252
Class B	18,891	18,891
Class C	18,892	18,892
Class D	18,908	18,715
Class Z	19,586	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Balanced Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net asset value per share
as of 02/28/06 ($)
Class A	22.36
Class B	22.33
Class C	22.33
Class D	22.32
Class Z	22.35
Distributions declared per share
09/01/05 – 02/28/06 ($)
Class A	0.20
Class B	0.12
Class C	0.12
Class D	0.12
Class Z	0.23

Average annual total return as of 02/28/06 (%)

Share class	A		B		C		D		Z
Inception	11/01/02		11/01/02		10/13/03		11/01/02		10/01/91
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	3.76	-2.20	3.38	-1.62	3.38	2.38	3.33	2.33	3.89
1-year	8.41	2.17	7.61	2.61	7.61	6.61	7.56	6.56	8.68
5-year	2.55	1.34	2.04	1.67	2.04	2.04	2.06	1.86	2.78
10-year	6.83	6.20	6.57	6.57	6.57	6.57	6.58	6.47	6.95

Average annual total return as of 12/31/05 (%)

Share class	A		B		C		D		Z
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	6.43	0.31	5.98	0.98	5.98	4.98	6.04	5.04	6.52
1-year	5.54	-0.53	4.71	-0.29	4.71	3.71	4.76	3.76	5.76
5-year	1.33	0.14	0.84	0.47	0.85	0.85	0.87	0.67	1.54
10-year	6.82	6.19	6.56	6.56	6.57	6.57	6.58	6.47	6.93

The "with sales charge" returns include the maximum initial sales charge of 5.75% for class A shares, maximum contingent deferred sales charge of 5.00% for class B shares and 1.00% for class C and D shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Effective October 13, 2003, class D shares are closed to all new investors and new accounts. Existing class D shareholders will be able to make additional purchases at any time. In addition, class D sales charge of 1.00% is waived after October 13, 2003.

Classes A, B and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for class C include the returns of class B prior to 10/13/03, the date on which class C was initially offered by the fund. The returns shown for class C also include the performance of class Z prior to the inception of class B (11/01/02). Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B, C and D would have been lower.

Fund Profile – Columbia Balanced Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

  +3.76%

  Class A Shares

  +5.93%

  S&P 500 Index

  -0.11%

  Lehman Brothers Aggregate
Bond Index

Summary

■  For the six-month period that ended February 28, 2006, the Columbia Balanced Fund's Class A Shares returned 3.76% without sales charge. The fund's return was higher than the blended return 3.51% of its two benchmarks based on a 60/40 allocation between them, the S&P 500 Index which returned 5.93% and the Lehman Brothers Aggregate Bond Index which returned negative 0.11%.1 The fund's return was lower than the average return of its peer group, the Lipper Balanced Funds Category which returned 4.24%.2

■  Favorable stock selection, especially within health care and financials, helped the fund's equity holdings outperform its benchmark. The fund was overweight in health care relative to the S&P 500 Index, which meant that superior stock selection had an even more favorable impact on return. These gains were enough to offset weakness among the fund's consumer discretionary stocks. Given recent short-term interest-rate increases and their potential for slowing economic growth, the fund's equity managers plan to focus on companies that they believe can weather a changing economic climate.

■  The fund's fixed income holdings performed generally in line with its Lehman benchmark as rising interest rates put pressure on all segments of the bond market. However, short-term yields rose more than long-term yields. In this environment, performance was helped by management's decision to maintain a slightly shorter duration than the benchmark for most of the period. (Duration is a measure of interest-rate sensitivity.) Duration was extended to match the benchmark toward the end of the period as a greater level of uncertainty entered the market with a new Federal Reserve Board chairman and a change in the language used to describe the Fed's interest-rate policy. A decision to overweight mortgage-backed securities, asset-backed securities and corporate bonds also aided performance.

1  The S&P 500 Index is an index that tracks the performance of 500 widely held, large capitalization US stocks. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Portfolio Management

Leonard A. Aplet, CFA

■  With the fund since 1991

■  MBA, University of California at Berkeley; BS, Oregon State University

Guy W. Pope, CFA

■  With the fund since 1997

■  MBA, Northwestern University; BA, The Colorado College

Ronald B. Stahl, CFA

■  With the fund since 2005

■  MBA, Portland State University; BS, Oregon State University

Stephen C. Peacher, CFA

■  With the fund since 2005

■  BS, University of Virginia

Jeffrey D. Huffman

■  With the fund since 2005

■  MBA, University of Washington; BA, Brigham Young University

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield securities (commonly known as "junk" bonds) offers the potential for high current income and attractive total returns but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds.

UNDERSTANDING YOUR EXPENSES

Columbia Balanced Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

09/01/05 – 02/28/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,036.99	1,019.89	5.00	4.96	0.99
Class B	1,000.00	1,000.00	1,033.22	1,016.17	8.77	8.70	1.74
Class C	1,000.00	1,000.00	1,033.22	1,016.17	8.77	8.70	1.74
Class D	1,000.00	1,000.00	1,032.78	1,016.17	8.77	8.70	1.74
Class Z	1,000.00	1,000.00	1,038.28	1,021.12	3.74	3.71	0.74

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Performance Information – Columbia Oregon Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 03/01/96 – 02/28/06 ($)

Share class
Sales charge	without	with
Class A	16,320	15,548
Class B	15,917	15,917
Class C	16,053	16,053
Class D	16,110	15,954
Class Z	16,489	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Oregon Intermediate Municipal Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The growth of $10,000 with sales charge for Class A is calculated with an initial sales charge of 4.75%.

Net asset value per share
as of 02/28/06 ($)
Class A	12.30
Class B	12.30
Class C	12.30
Class D	12.30
Class Z	12.30
Distributions declared per share
09/01/05 – 02/28/06 ($)
Class A	0.23
Class B	0.18
Class C	0.20
Class D	0.20
Class Z	0.24

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Average annual total return as of 02/28/06 (%)

	A		B		C		D		Z
Inception	11/01/02		11/01/02		10/13/03		11/01/02		07/02/84
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	0.65	-2.63	0.27	-2.69	0.44	-0.54	0.45	-0.54	0.77
1-year	3.11	-1.79	2.34	-0.64	2.70	1.70	2.70	1.70	3.37
5-year	4.79	3.77	4.27	4.27	4.44	4.44	4.52	4.31	5.01
10-year	5.02	4.51	4.76	4.76	4.85	4.85	4.88	4.78	5.13

Average annual total return as of 12/31/05 (%)

	A		B		C		D		Z
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	0.39	-4.38	0.01	-2.94	0.19	-0.80	0.19	-0.80	0.52
1-year	2.68	-2.20	1.91	-1.05	2.27	1.28	2.27	1.28	2.94
5-year	4.96	3.95	4.46	4.46	4.62	4.62	4.70	4.49	5.16
10-year	4.96	4.45	4.71	4.71	4.80	4.80	4.83	4.73	5.07

The "with sales charge" returns include the maximum initial sales charge of 3.25% for class A shares, maximum contingent deferred sales charge of 5.00% for class B shares and 1.00% for class C and D shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

The 1, 5 & 10-year average annual returns with sales charge as of 02/28/06 include the previous sales charge of 4.75%. The 6-month cumulative return with sales charge as of 02/28/06 includes the new sales charge of 3.25%. This change was effective beginning August 22, 2005.

All returns with sales charges as of 12/31/05 include the previous sales charge of 4.75%.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Effective October 13, 2003, class D shares are closed to all new investors and new accounts. Existing class D shareholders will be able to make additional purchases at any time. In addition, class D sales charge of 1.00% is waived after October 13, 2003.

Classes A, B and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for class C include the returns of class B prior to 10/13/03, the date on which class C was initially offered by the fund. The returns shown for class C also include the performance of class Z prior to the inception of class B (11/01/02). Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B, C and D would have been lower.

Fund Profile – Columbia Oregon Intermediate Municipal Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

  +0.65

  Class A Shares

  +0.84

  Lehman Brothers General
Obligation Bond Index

Management Style

Summary

■  For the six-month period ended February 28, 2006, the Columbia Oregon Intermediate Municipal Bond Fund's Class A Shares returned 0.65% without sales charge. The fund's return was lower than the 0.84% return of its benchmark, the Lehman Brothers General Obligation Bond Index.1 However, it was higher than the average return of its peer group, the Lipper Other States Intermediate Municipal Debt Funds Category, which was 0.39%.2

■  The fund's short fall versus the benchmark can be accounted for by two factors: It had slightly less exposure than the index to 20-year bonds, which were strong performers. Also, the index includes California bonds, which outperformed the bonds of other states. The fund's mix of higher-yielding investment-grade bonds helped it outperform its peer group.

■  Several of the fund's best-performing bonds were pre-refunded during the period. When a bond is pre-refunded, the issuer floats a second bond to pay off the first bond at its first call date. Pre-refunding is generally viewed favorably by investors, and in the case of the pre-refunded bonds in the fund, resulted in total returns between 4% and 5%. Bonds in the hospital sector also did well. Non-callable bonds in the 2010 – 2013 maturity range underperformed as interest rates rose and the differences in yield among short-, intermediate- and long-term bonds narrowed.

1  The Lehman Brothers General Obligation Bond Index is an index that represents average market-weighted performance of general obligation securities that have been issued in the last five years with maturities greater than one year. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Portfolio Management

Brian McGreevy

■  With the fund since 2003

■  BS, University of Massachusetts Dartmouth

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa.

Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

UNDERSTANDING YOUR EXPENSES

Columbia Oregon Intermediate Municipal Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

09/01/05 – 02/28/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,006.50	1,020.43	4.38	4.41	0.88
Class B	1,000.00	1,000.00	1,002.68	1,016.71	8.09	8.15	1.63
Class C	1,000.00	1,000.00	1,004.41	1,018.45	6.36	6.41	1.28
Class D	1,000.00	1,000.00	1,004.51	1,018.45	6.36	6.41	1.28
Class Z	1,000.00	1,000.00	1,007.69	1,021.67	3.14	3.16	0.63

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent and distributor not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

Performance Information – Columbia Conservative High Yield Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Growth of a $10,000 investment 03/01/96 – 02/28/06 ($)

Share class
Sales charge	without	With
Class A	18,429	17,562
Class B	17,954	17,954
Class C	18,007	18,007
Class D	18,051	17,871
Class Z	18,591	n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Conservative High Yield Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net asset value per share
as of 02/28/06 ($)
Class A	8.53
Class B	8.53
Class C	8.53
Class D	8.53
Class Z	8.53
Distributions declared per share
09/01/05 – 02/28/06 ($)
Class A	0.27
Class B	0.24
Class C	0.24
Class D	0.24
Class Z	0.28

Average annual total return as of 02/28/06 (%)

Share class	A		B		C		D		Z
Inception	11/01/02		11/01/02		10/13/03		11/01/02		10/01/93
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	2.12	-2.73	1.74	-3.21	1.82	0.83	1.82	0.77	2.24
1-year	2.99	-1.91	2.22	-2.62	2.38	1.41	2.38	1.34	3.23
5-year	5.08	4.06	4.53	4.22	4.59	4.59	4.64	4.44	5.26
10-year	6.30	5.79	6.03	6.03	6.06	6.06	6.08	5.98	6.40

Average annual total return as of 12/31/05 (%)

Share class	A		B		C		D		Z
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	1.36	-3.45	0.98	-3.93	1.06	0.07	1.06	0.01	1.48
1-year	2.45	-2.43	1.69	-3.13	1.84	0.87	1.84	0.81	2.68
5-year	5.64	4.61	5.11	4.80	5.17	5.17	5.22	5.01	5.82
10-year	6.32	5.81	6.06	6.06	6.09	6.09	6.11	6.01	6.41

The "with sales charge" returns include the maximum initial sales charge of 4.75% for class A shares, maximum contingent deferred sales charge of 5.00% for class B shares and 1.00% for class C and D shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would have been lower.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class Z shares are sold at net asset value with no Rule 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. All results shown assume reinvestment of distributions. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Effective October 13, 2003, class D shares are closed to all new investors and new accounts. Existing class D shareholders will be able to make additional purchases at any time. In addition, class D sales charge of 1.00% is waived after October 13, 2003.

Classes A, B and D (newer class shares) share performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. The returns for class C include the returns of class B prior to 10/13/03, the date on which class C was initially offered by the fund. The returns shown for class C also include the performance of class Z prior to the inception of class B (11/01/02). Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of classes A, B, C and D would have been lower.

Fund Profile – Columbia Conservative High Yield Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

  +2.12%

  Class A Shares

  +1.46%

  JPMorgan Chase Developed BB High Yield Index

Management Style

Summary

■  For the six-month period ended February 28, 2006, the Columbia Conservative High Yield Fund's Class A Shares returned 2.12% without sales charge. It outperformed its benchmarks, the JPMorgan Chase Developed BB High Yield Index and the Merrill Lynch U.S. High Yield, Cash Pay Only Index, which returned 1.46% and 1.90%, respectively.1 Its return fell just short of the average return of its peer group, the Lipper High Yield Funds Category, which was 2.26%.2 Most of the fund's positive return was generated in the final months of the period, as high-yield bonds enjoyed a seasonal rally. Its high-quality orientation aided performance relative to its benchmarks as lower-rated securities struggled to break even during the period.

■  A decision to underweight the auto sector relative to the fund's benchmarks also aided return. US auto companies suffered under the weight of weak operating results and concerns about future pension and health care obligations. However, the fund gave up some performance because it had less exposure to wireline and wireless telecommunications stocks, which were strong performers.

■  During the period, the fund's new managers brought its industry weights more in line with its benchmarks and broadened the fund's diversification. However, the fund's conservative orientation was preserved, in keeping with management's assessment that the high-yield market is currently fairly valued as well as the fund's overall conservative investment policy.

1  JPMorgan Chase Developed BB High Yield Index is an index that is designed to mirror the investable universe of the US dollar developed, BB-rated, high yield corporate debt market. The Merrill Lynch U.S. High Yield, Cash Pay Only Index is an index that tracks the performance of non-investment-grade corporate bonds. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Portfolio Management

Stephen C. Peacher, CFA

■  With the fund since 2005

■  BS, University of Virginia

Kevin L. Cronk, CFA

■  With the fund since 2005

■  BS, Finance and Economics, Creighton University

Thomas A. LaPointe, CFA

■  With the fund since 2005

■  BS, Babson College

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yields and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

The term "conservative" in the Columbia Conservative High Yield Fund's name and as used in the discussion above is intended to describe the Fund's credit approach relative to other high yield funds; the Fund invests primarily in bonds rated Ba or B by Moody's Investors Service, Inc. or BB or B by Standard & Poor's. These lower rated bonds, commonly referred to as "junk bonds", are subject to greater credit risk, and are generally less liquid, than higher-rated, lower yielding bonds. Also changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds.

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

UNDERSTANDING YOUR EXPENSES

Columbia Conservative High Yield Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

09/01/05 – 02/28/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical
Class A	1,000.00	1,000.00	1,020.83	1,020.18	4.66	4.66	0.93
Class B	1,000.00	1,000.00	1,017.16	1,016.46	8.40	8.40	1.68
Class C	1,000.00	1,000.00	1,017.90	1,017.21	7.66	7.65	1.53
Class D	1,000.00	1,000.00	1,017.90	1,017.21	7.66	7.65	1.53
Class Z	1,000.00	1,000.00	1,022.07	1,021.42	3.41	3.41	0.68

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the transfer agent and distributor not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

INVESTMENT PORTFOLIO

February 28, 2006 (Unaudited)  Columbia International Stock Fund

	Shares	Value ($)
Common Stocks – 97.9%
CONSUMER DISCRETIONARY – 10.9%
Auto Components – 2.1%
Compagnie Generale des Etablissements Michelin, Class B	183,488	11,191,656
Continental AG	90,471	9,256,373
Denso Corp.	249,000	9,081,568
Auto Components Total		29,529,597
Automobiles – 2.3%
Hyundai Motor Co.	78,400	6,669,174
Toyota Motor Corp.	458,400	24,556,333
Automobiles Total		31,225,507
Distributors – 0.6%
Canon Sales Co., Inc.	289,000	6,199,017
Li & Fung Ltd.	1,325,000	2,671,719
Distributors Total		8,870,736
Hotels, Restaurants & Leisure – 0.5%
City Developments Ltd.	1,114,200	6,503,571
Hotels, Restaurants & Leisure Total		6,503,571
Household Durables – 3.1%
JM AB	150,300	8,372,448
Makita Corp.	202,800	5,896,824
Matsushita Electric Industrial Co., Ltd.	511,000	10,854,269
Sony Corp.	130,900	6,106,256
Taylor Woodrow PLC	1,614,599	11,766,255
Household Durables Total		42,996,052
Leisure Equipment & Products – 0.5%
Sega Sammy Holdings, Inc.	175,300	7,145,035
Leisure Equipment & Products Total		7,145,035
Media – 1.2%
Vivendi Universal SA	555,165	16,739,161
Media Total		16,739,161
Specialty Retail – 0.6%
Esprit Holdings Ltd.	410,100	3,147,863
Yamada Denki Co., Ltd.	43,500	4,654,281
Specialty Retail Total		7,802,144
CONSUMER DISCRETIONARY TOTAL		150,811,803

	Shares	Value ($)
CONSUMER STAPLES – 5.6%
Beverages – 0.5%
Diageo PLC	489,739	7,523,745
Beverages Total		7,523,745
Food & Staples Retailing – 0.3%
FamilyMart Co., Ltd.	127,300	3,986,731
Food & Staples Retailing Total		3,986,731
Food Products – 2.6%
Nestle SA, Registered Shares	83,346	24,496,743
Unilever PLC	1,094,223	11,293,374
Food Products Total		35,790,117
Household Products – 0.5%
Kao Corp.	279,000	7,576,140
Household Products Total		7,576,140
Tobacco – 1.7%
British American Tobacco PLC	410,331	9,792,240
Imperial Tobacco Group PLC	190,866	5,740,316
Japan Tobacco, Inc.	444	7,651,921
Tobacco Total		23,184,477
CONSUMER STAPLES TOTAL		78,061,210
ENERGY – 9.2%
Oil, Gas & Consumable Fuels – 9.2%
BP PLC	859,748	9,487,010
BP PLC, ADR	173,330	11,512,578
CNOOC Ltd.	6,739,000	5,599,491
EnCana Corp.	124,600	5,153,064
ENI S.p.A.	707,675	20,242,647
Norsk Hydro ASA	132,760	15,554,497
PetroChina Co., Ltd., Class H	5,480,000	5,339,226
Royal Dutch Shell PLC, Class A	267,976	8,062,390
Royal Dutch Shell PLC, Class B	404,770	12,734,939
Statoil ASA	335,550	8,577,490
Total SA	83,442	20,960,002
Yanzhou Coal Mining Co., Ltd., Class H	5,480,000	4,486,138
Oil, Gas & Consumable Fuels Total		127,709,472
ENERGY TOTAL		127,709,472
FINANCIALS – 32.0%
Capital Markets – 4.2%
Credit Suisse Group, Registered Shares	222,792	12,333,222
Daiwa Securities Group, Inc.	709,000	8,387,807
Deutsche Bank AG, Registered Shares	148,052	16,304,778
Nomura Holdings, Inc.	493,200	9,336,645

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia International Stock Fund

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
UBS AG, Registered Shares	113,948	12,079,962
Capital Markets Total		58,442,414
Commercial Banks – 18.9%
Australia & New Zealand Banking Group Ltd.	465,348	8,849,857
Banco Bilbao Vizcaya Argentaria SA	1,136,780	23,141,698
Banco Santander Central Hispano SA	1,226,144	17,904,524
Bangkok Bank Public Co., Ltd., NVDR	1,198,800	3,586,285
Barclays PLC	1,921,089	22,521,269
BNP Paribas SA	211,295	19,554,427
Depfa Bank PLC	694,152	11,530,580
ForeningsSparbanken AB	282,800	7,539,858
HBOS PLC	1,100,935	20,505,980
HSBC Holdings PLC	1,258,435	21,532,290
Kasikornbank Public Co., Ltd., Foreign Shares	4,338,200	7,627,032
Kasikornbank Public Co., Ltd., NVDR	384,600	658,865
Kookmin Bank	129,900	9,875,449
Mitsubishi UFJ Financial Group, Inc.	935	14,306,385
Mizuho Financial Group, Inc.	1,102	8,778,209
Oversea-Chinese Banking Corp., Ltd.	829,000	3,462,947
Societe Generale	125,869	17,835,153
Standard Chartered PLC	213,100	5,565,540
Sumitomo Mitsui Financial Group, Inc.	646	7,030,062
Sumitomo Trust & Banking Co., Ltd.	776,000	7,836,594
United Overseas Bank Ltd.	1,051,900	9,674,024
Westpac Banking Corp.	676,036	11,792,301
Commercial Banks Total		261,109,329
Consumer Finance – 0.8%
Aiful Corp.	82,250	5,513,627
ORIX Corp.	22,940	6,006,516
Consumer Finance Total		11,520,143
Diversified Financial Services – 2.1%
Fortis	359,666	12,810,754
ING Groep NV	421,723	15,848,932
Diversified Financial Services Total		28,659,686
Insurance – 4.7%
Allianz AG, Registered Shares	94,475	15,247,042
Aviva PLC	875,671	12,117,311

	Shares	Value ($)
Cathay Financial Holding Co., Ltd.	3,287,600	6,329,272
Muenchener Rueckversicherungs- Gesellschaft AG, Registered Shares	54,745	7,422,753
Sampo Oyj, Class A	634,500	12,710,577
Samsung Fire & Marine Insurance Co., Ltd.	44,400	5,662,124
Storebrand ASA (a)	528,100	5,832,498
Insurance Total		65,321,577
Real Estate – 1.3%
Sun Hung Kai Properties Ltd.	777,000	8,080,752
Swire Pacific Ltd., Class A	1,048,300	10,001,206
Real Estate Total		18,081,958
FINANCIALS TOTAL		443,135,107
HEALTH CARE – 8.3%
Health Care Equipment & Supplies – 0.5%
GN Store Nord A/S	531,900	7,093,809
Pihsiang Machinery Manufacturing Co., Ltd.	3	5
Health Care Equipment & Supplies Total		7,093,814
Pharmaceuticals – 7.8%
Altana AG	149,729	8,036,746
Astellas Pharma, Inc.	71,800	2,769,387
AstraZeneca PLC	411,474	19,011,376
Eisai Co., Ltd.	122,100	5,648,531
GlaxoSmithKline PLC	503,701	12,791,729
H. Lundbeck A/S	368,000	7,581,262
Novartis AG, Registered Shares	240,092	12,803,926
Roche Holding AG, Genusschein Shares	68,714	10,150,892
Sanofi-Aventis	127,687	10,853,046
Schering AG	119,300	8,569,809
Takeda Pharmaceutical Co., Ltd.	182,800	10,217,925
Pharmaceuticals Total		108,434,629
HEALTH CARE TOTAL		115,528,443
INDUSTRIALS – 8.9%
Aerospace & Defense – 0.3%
Singapore Technologies Engineering Ltd.	2,175,000	4,060,612
Aerospace & Defense Total		4,060,612
Airlines – 0.6%
British Airways PLC (a)	1,437,200	8,274,635
Airlines Total		8,274,635

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia International Stock Fund

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – 0.5%
Shimizu Corp.	974,000	6,852,492
Construction & Engineering Total		6,852,492
Electrical Equipment – 1.5%
ABB Ltd.	561,572	6,708,163
Mitsubishi Electric Corp.	1,402,000	11,144,915
Shanghai Electric Group Co., Ltd., Class H (a)	7,006,000	3,082,608
Electrical Equipment Total		20,935,686
Industrial Conglomerates – 0.3%
SembCorp Industries Ltd.	1,758,980	3,364,674
Industrial Conglomerates Total		3,364,674
Machinery – 3.2%
Atlas Copco AB, Class B	475,500	10,806,660
Komatsu Ltd.	640,000	11,347,363
Saurer AG, Registered Shares (a)	77,709	5,640,029
Stork NV	190,158	10,838,539
Volvo AB, Class B	142,700	6,228,804
Machinery Total		44,861,395
Road & Rail – 0.9%
Central Japan Railway Co.	960	9,401,156
ComfortDelGro Corp., Ltd.	3,420,000	3,473,738
Road & Rail Total		12,874,894
Trading Companies & Distributors – 1.4%
Hitachi High-Technologies Corp.	240,500	6,262,708
Mitsubishi Corp.	540,500	12,528,245
Trading Companies & Distributors Total		18,790,953
Transportation Infrastructure – 0.2%
Zhejiang Expressway Co., Ltd., Class H	4,364,100	3,079,266
Transportation Infrastructure Total		3,079,266
INDUSTRIALS TOTAL		123,094,607
INFORMATION TECHNOLOGY – 8.4%
Communications Equipment – 2.0%
Nokia Oyj	1,088,650	20,243,798
Telefonaktiebolaget LM Ericsson, ADR	239,100	8,153,310
Communications Equipment Total		28,397,108

	Shares	Value ($)
Computers & Peripherals – 0.8%
Acer, Inc.	1,541,700	3,410,755
FUJITSU Ltd.	647,000	5,147,085
Wincor Nixdorf AG	18,911	2,411,704
Computers & Peripherals Total		10,969,544
Electronic Equipment & Instruments – 1.8%
Hon Hai Precision Industry Co., Ltd.	658,600	4,160,058
Hoya Corp.	200,400	7,918,263
Kyocera Corp.	82,900	7,324,692
Venture Corp., Ltd.	709,000	5,705,781
Electronic Equipment & Instruments Total		25,108,794
IT Services – 0.7%
CGI Group, Inc., Class A (a)	1,272,800	9,553,420
IT Services Total		9,553,420
Office Electronics – 1.0%
Canon, Inc.	216,700	13,611,907
Office Electronics Total		13,611,907
Semiconductors & Semiconductor Equipment – 1.6%
Advantest Corp.	48,300	5,488,052
Samsung Electronics Co., Ltd.	18,601	13,036,268
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	369,679	3,596,977
Semiconductors & Semiconductor Equipment Total		22,121,297
Software – 0.5%
Cognos, Inc. (a)	163,400	6,250,050
Software Total		6,250,050
INFORMATION TECHNOLOGY TOTAL		116,012,120
MATERIALS – 7.1%
Chemicals – 5.2%
BASF AG	245,208	18,486,855
Bayer AG	133,545	5,373,082
Clariant AG, Registered Shares (a)	559,002	8,537,388
Shin-Etsu Chemical Co., Ltd.	158,400	8,434,513
Sumitomo Chemical Co., Ltd.	1,240,000	9,653,686
Syngenta AG (a)	58,680	8,317,933
Teijin Ltd.	1,086,000	7,331,370
Yara International ASA	427,400	6,497,060
Chemicals Total		72,631,887
Construction Materials – 0.7%
Titan Cement Co. SA	189,431	9,067,891
Construction Materials Total		9,067,891

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia International Stock Fund

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 1.2%
Kobe Steel Ltd.	2,313,000	8,829,545
Rio Tinto PLC	152,641	7,198,740
Metals & Mining Total		16,028,285
MATERIALS TOTAL		97,728,063
TELECOMMUNICATION SERVICES – 3.2%
Diversified Telecommunication Services – 2.6%
Chunghwa Telecom Co. Ltd., ADR	505,100	9,546,390
Deutsche Telekom AG, Registered Shares	795,701	12,555,752
Nippon Telegraph & Telephone Corp.	2,136	9,281,124
PT Telekomunikasi Indonesia TBK, Series B Shares	5,897,200	3,925,444
Diversified Telecommunication Services Total		35,308,710
Wireless Telecommunication Services – 0.6%
China Mobile Hong Kong Ltd.	1,236,800	5,988,300
Taiwan Mobile Co., Ltd	3,076,000	2,836,760
Wireless Telecommunication Services Total		8,825,060
TELECOMMUNICATION SERVICES TOTAL		44,133,770
UTILITIES – 4.3%
Electric Utilities – 2.8%
E.ON AG	154,622	17,110,960
Endesa SA	330,984	11,087,505
Terna S.p.A.	3,980,050	10,472,346
Electric Utilities Total		38,670,811
Gas Utilities – 0.7%
Tokyo Gas Co., Ltd.	1,610,000	7,326,186
Xinao Gas Holdings Ltd.	2,812,000	2,380,114
Gas Utilities Total		9,706,300
Independent Power Producers & Energy Traders – 0.8%
Electric Power Development Co., Ltd.	366,480	11,640,796
Independent Power Producers & Energy Traders Total		11,640,796
UTILITIES TOTAL		60,017,907
Total Common Stocks (cost of $1,103,433,792)		1,356,232,502

	Shares	Value ($)
Investment Company – 0.8%
iShares MSCI EAFE Index Fund	166,966	10,422,018
Total Investment Company (cost of $10,192,854)		10,422,018
Short-Term Obligation – 1.1%	Par ($)
Repurchase agreement with State Street Bank & Trust Co., dated 02/28/06, due 03/01/06 at 4.440%, collateralized by a U.S. Treasury Note maturing 08/15/10, market value of $15,503,400 (repurchase proceeds $15,198,874)	15,197,000	15,197,000
Total Short-Term Obligation (cost of $15,197,000)		15,197,000
Total Investments – 99.8% (cost of $1,128,823,646) (b)		1,381,851,520
Other Assets & Liabilities, Net – 0.2%		2,975,452
Net Assets – 100.0%		1,384,826,972

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $1,128,823,646.

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia International Stock Fund

The Fund was invested in the following countries at February 28, 2006:

Summary of Securities by Country	Value	% of Total Investments
Japan	$339,064,162	24.5%
United Kingdom	217,431,717	15.7
Germany	120,775,855	8.7
Switzerland	101,068,258	7.3
France	97,133,445	7.0
Spain	52,133,727	3.8
Sweden	41,101,081	3.0
Hong Kong	37,869,445	2.7
Norway	36,461,545	2.6
Singapore	36,245,348	2.6
Korea	35,243,014	2.6
Finland	32,954,375	2.4
Italy	30,714,993	2.2
Taiwan	29,880,216	2.2
Netherlands	26,687,470	1.9
United States*	25,619,018	1.9
Canada	20,956,534	1.5
Australia	20,642,158	1.5
China	15,987,237	1.2
Denmark	14,675,072	1.1
Belgium	12,810,754	0.9
Thailand	11,872,181	0.9
Ireland	11,530,580	0.8
Greece	9,067,891	0.7
Indonesia	3,925,444	0.3
	$1,381,851,520	100.0%

*  Includes Short-Term Obligation.

Certain securities are listed by country of underlying exposure but may trade predominately on other exchanges.

Acronym	Name
ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

See Accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO

February 28, 2006 (Unaudited)  Columbia Mid Cap Growth Fund

	Shares	Value ($)
Common Stocks – 97.5%
CONSUMER DISCRETIONARY – 17.7%
Diversified Consumer Services – 0.4%
Education Management Corp. (a)	97,736	3,674,874
Diversified Consumer Services Total		3,674,874
Hotels, Restaurants & Leisure – 5.5%
Applebee's International, Inc.	158,330	3,663,756
Brinker International, Inc.	88,390	3,681,444
Cheesecake Factory, Inc. (a)	213,020	7,702,803
Harrah's Entertainment, Inc.	57,028	4,101,454
Hilton Hotels Corp.	303,890	7,354,138
Marriott International, Inc., Class A	72,970	4,991,148
Scientific Games Corp., Class A (a)	120,900	3,697,122
Starwood Hotels & Resorts Worldwide, Inc.	69,000	4,381,500
Wendy's International, Inc.	68,050	3,940,095
Yum! Brands, Inc.	163,400	7,794,180
Hotels, Restaurants & Leisure Total		51,307,640
Household Durables – 2.0%
Centex Corp.	53,670	3,628,629
D.R. Horton, Inc.	153,486	5,235,407
Fortune Brands, Inc.	55,810	4,328,066
Lennar Corp., Class A	47,600	2,849,336
NVR, Inc. (a)	3,700	2,786,100
Household Durables Total		18,827,538
Internet & Catalog Retail – 0.7%
NetFlix, Inc. (a)	224,560	6,020,453
Internet & Catalog Retail Total		6,020,453
Leisure Equipment & Products – 0.5%
SCP Pool Corp.	110,770	4,815,172
Leisure Equipment & Products Total		4,815,172
Media – 2.1%
Cablevision Systems Corp. (a)	91,700	2,407,125
Getty Images, Inc. (a)	51,090	4,139,823
Grupo Televisa SA, ADR	79,170	6,211,678
Lamar Advertising Co., Class A (a)	68,010	3,469,870
XM Satellite Radio Holdings, Inc., Class A (a)	160,725	3,550,415
Media Total		19,778,911
Specialty Retail – 5.1%
Abercrombie & Fitch Co., Class A	151,940	10,228,601
Chico's FAS, Inc. (a)	405,580	19,082,539

	Shares	Value ($)
Children's Place Retail Stores, Inc. (a)	69,820	3,258,499
GameStop Corp., Class A (a)	159,800	6,396,794
PETsMART, Inc.	167,290	4,342,849
Urban Outfitters, Inc. (a)	158,163	4,444,380
Specialty Retail Total		47,753,662
Textiles, Apparel & Luxury Goods – 1.4%
Coach, Inc. (a)	358,750	12,814,550
Textiles, Apparel & Luxury Goods Total		12,814,550
CONSUMER DISCRETIONARY TOTAL		164,992,800
CONSUMER STAPLES – 1.8%
Food & Staples Retailing – 0.5%
Whole Foods Market, Inc.	68,500	4,375,780
Food & Staples Retailing Total		4,375,780
Food Products – 0.5%
H.J. Heinz Co.	92,350	3,497,294
Tyson Foods, Inc., Class A	131,200	1,775,136
Food Products Total		5,272,430
Personal Products – 0.6%
Alberto-Culver Co.	65,600	2,995,952
Estee Lauder Companies, Inc., Class A	63,080	2,360,454
Personal Products Total		5,356,406
Tobacco – 0.2%
UST, Inc.	40,670	1,581,250
Tobacco Total		1,581,250
CONSUMER STAPLES TOTAL		16,585,866
ENERGY – 10.0%
Energy Equipment & Services – 5.1%
BJ Services Co.	200,100	6,265,131
Diamond Offshore Drilling, Inc.	80,140	6,202,035
ENSCO International, Inc.	103,900	4,643,291
FMC Technologies, Inc. (a)	176,270	8,270,588
Grant Prideco, Inc. (a)	140,300	5,677,941
Nabors Industries Ltd. (a)	67,670	4,462,836
National-Oilwell Varco, Inc. (a)	64,700	3,938,936
Smith International, Inc.	193,360	7,488,833
Energy Equipment & Services Total		46,949,591
Oil, Gas & Consumable Fuels – 4.9%
Chesapeake Energy Corp.	110,440	3,278,964
EOG Resources, Inc.	144,570	9,744,018
Massey Energy Co.	112,600	4,188,720

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Mid Cap Growth Fund

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Peabody Energy Corp.	165,040	7,966,481
Quicksilver Resources, Inc. (a)	51,200	1,859,584
Southwestern Energy Co. (a)	166,620	5,346,836
Tesoro Corp.	64,000	3,866,240
XTO Energy, Inc.	231,950	9,716,385
Oil, Gas & Consumable Fuels Total		45,967,228
ENERGY TOTAL		92,916,819
FINANCIALS – 7.1%
Capital Markets – 4.3%
Affiliated Managers Group, Inc. (a)	90,830	8,940,397
E*TRADE Financial Corp. (a)	281,180	7,192,585
Lazard Ltd., Class A	272,300	10,478,104
Legg Mason, Inc.	46,260	6,041,093
T. Rowe Price Group, Inc.	97,200	7,463,016
Capital Markets Total		40,115,195
Commercial Banks – 1.5%
East West Bancorp, Inc.	174,520	6,577,659
Zions Bancorporation	85,630	7,066,187
Commercial Banks Total		13,643,846
Diversified Financial Services – 0.8%
Chicago Mercantile Exchange Holdings, Inc.	18,056	7,684,634
Diversified Financial Services Total		7,684,634
Insurance – 0.5%
Ambac Financial Group, Inc.	67,610	5,080,891
Insurance Total		5,080,891
FINANCIALS TOTAL		66,524,566
HEALTH CARE – 17.6%
Biotechnology – 2.8%
Amylin Pharmaceuticals, Inc. (a)	158,420	6,872,260
Celgene Corp. (a)	83,000	3,154,000
Invitrogen Corp. (a)	25,600	1,815,808
MedImmune, Inc. (a)	120,500	4,397,045
Nektar Therapeutics (a)	206,470	4,317,288
Neurocrine Biosciences, Inc. (a)	86,855	5,698,556
Biotechnology Total		26,254,957

	Shares	Value ($)
Health Care Equipment & Supplies – 4.6%
Biomet, Inc.	177,169	6,448,952
DENTSPLY International, Inc.	59,480	3,389,765
Gen-Probe, Inc. (a)	138,510	6,919,960
ResMed, Inc. (a)	146,504	5,946,597
Thermo Electron Corp. (a)	199,510	6,907,036
Varian Medical Systems, Inc. (a)	163,830	9,482,481
Waters Corp. (a)	98,310	4,200,786
Health Care Equipment & Supplies Total		43,295,577
Health Care Providers & Services – 7.0%
Cerner Corp. (a)	104,040	4,331,185
Community Health Systems, Inc. (a)	116,570	4,420,334
Coventry Health Care, Inc. (a)	186,490	11,118,534
DaVita, Inc. (a)	175,225	10,231,388
Health Management Associates, Inc., Class A	140,060	2,981,877
Henry Schein, Inc. (a)	82,760	3,860,754
Humana, Inc. (a)	139,500	7,207,965
Laboratory Corp. of America Holdings (a)	112,760	6,552,484
Lincare Holdings, Inc. (a)	48,300	1,975,470
Medco Health Solutions, Inc. (a)	63,780	3,553,822
Quest Diagnostics, Inc.	80,630	4,262,908
United Surgical Partners International, Inc. (a)	123,135	4,328,195
Health Care Providers & Services Total		64,824,916
Pharmaceuticals – 3.2%
Allergan, Inc.	72,460	7,844,519
Endo Pharmaceuticals Holdings, Inc. (a)	134,335	4,234,239
Forest Laboratories, Inc. (a)	79,750	3,660,525
Shire Pharmaceuticals Group PLC, ADR	133,700	6,361,446
Teva Pharmaceutical Industries Ltd., ADR	176,626	7,416,526
Pharmaceuticals Total		29,517,255
HEALTH CARE TOTAL		163,892,705
INDUSTRIALS – 12.8%
Aerospace & Defense – 2.2%
Armor Holdings, Inc. (a)	91,540	5,376,144
BE Aerospace, Inc. (a)	174,100	4,176,659
Hexcel Corp. (a)	83,100	1,788,312
Rockwell Collins, Inc.	171,820	9,132,233
Aerospace & Defense Total		20,473,348

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Mid Cap Growth Fund

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Air Freight & Logistics – 1.5%
C.H. Robinson Worldwide, Inc.	188,240	8,436,917
UTI Worldwide, Inc.	58,940	6,166,892
Air Freight & Logistics Total		14,603,809
Airlines – 0.6%
Southwest Airlines Co.	316,570	5,308,879
Airlines Total		5,308,879
Commercial Services & Supplies – 3.9%
ChoicePoint, Inc. (a)	182,570	8,106,108
Cintas Corp.	75,090	3,085,448
Corporate Executive Board Co.	147,930	14,793,000
Robert Half International, Inc.	301,800	10,840,656
Commercial Services & Supplies Total		36,825,212
Construction & Engineering – 0.2%
Jacobs Engineering Group, Inc. (a)	22,770	1,952,300
Construction & Engineering Total		1,952,300
Electrical Equipment – 1.2%
Rockwell Automation, Inc.	130,780	8,915,273
Roper Industries, Inc.	45,500	2,050,685
Electrical Equipment Total		10,965,958
Machinery – 2.6%
Joy Global, Inc.	256,012	13,199,978
Terex Corp. (a)	138,425	10,956,339
Machinery Total		24,156,317
Road & Rail – 0.6%
Landstar System, Inc.	116,730	5,438,451
Road & Rail Total		5,438,451
INDUSTRIALS TOTAL		119,724,274
INFORMATION TECHNOLOGY – 19.2%
Communications Equipment – 2.5%
Comverse Technology, Inc. (a)	339,770	9,771,785
CSR PLC (a)	503,000	7,966,424
F5 Networks, Inc. (a)	50,100	3,397,782
Harris Corp.	58,730	2,682,787
Communications Equipment Total		23,818,778

	Shares	Value ($)
Computers & Peripherals – 0.2%
Sun Microsystems, Inc. (a)	563,500	2,349,795
Computers & Peripherals Total		2,349,795
Electronic Equipment & Instruments – 0.6%
Trimble Navigation Ltd. (a)	137,600	5,629,216
Electronic Equipment & Instruments Total		5,629,216
Internet Software & Services – 0.4%
VeriSign, Inc. (a)	168,250	3,980,795
Internet Software & Services Total		3,980,795
IT Services – 4.2%
Affiliated Computer Services, Inc., Class A (a)	60,630	3,814,840
Alliance Data Systems Corp. (a)	212,220	9,180,637
Cognizant Technology Solutions Corp., Class A (a)	164,160	9,457,258
Fiserv, Inc. (a)	74,170	3,078,055
Global Payments, Inc.	130,000	6,767,800
Paychex, Inc.	162,890	6,523,744
IT Services Total		38,822,334
Semiconductors & Semiconductor Equipment – 7.3%
Advanced Micro Devices, Inc. (a)	109,700	4,242,099
Broadcom Corp., Class A (a)	624,165	28,143,600
Intersil Corp., Class A	188,900	5,353,426
Marvell Technology Group Ltd. (a)	228,480	13,987,546
MEMC Electronic Materials, Inc. (a)	191,670	6,419,028
National Semiconductor Corp.	170,650	4,786,732
NVIDIA Corp. (a)	103,710	4,887,852
Semiconductors & Semiconductor Equipment Total		67,820,283
Software – 4.0%
Amdocs Ltd. (a)	153,560	5,085,907
Autodesk, Inc.	81,939	3,085,003
Check Point Software Technologies Ltd. (a)	70	1,488
Citrix Systems, Inc. (a)	259,330	8,391,919
Hyperion Solutions Corp. (a)	142,455	4,779,365
Intuit, Inc. (a)	42,538	2,066,496
McAfee, Inc. (a)	79,050	1,838,703
Mercury Interactive Corp. (a)	115,150	4,087,825
NAVTEQ (a)	170,650	7,902,802
Software Total		37,239,508
INFORMATION TECHNOLOGY TOTAL		179,660,709

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Mid Cap Growth Fund

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – 5.8%
Chemicals – 2.0%
Ecolab, Inc.	101,500	3,673,285
Potash Corp. of Saskatchewan, Inc.	160,390	15,357,343
Chemicals Total		19,030,628
Construction Materials – 1.2%
Cemex SA de CV, ADR	79,100	4,885,216
Eagle Materials, Inc.	108,300	5,862,279
Construction Materials Total		10,747,495
Metals & Mining – 2.6%
Allegheny Technologies, Inc.	58,100	2,934,631
Freeport-McMoRan Copper & Gold, Inc., Class B	130,380	6,601,139
Inco Ltd.	75,460	3,646,227
Phelps Dodge Corp.	53,080	7,325,040
Zinifex Ltd.	676,500	3,836,366
Metals & Mining Total		24,343,403
MATERIALS TOTAL		54,121,526
TELECOMMUNICATION SERVICES – 4.5%
Wireless Telecommunication Services – 4.5%
American Tower Corp., Class A (a)	453,317	14,429,080
Crown Castle International Corp. (a)	253,890	7,959,452
Millicom International Cellular SA (a)	213,430	8,936,314
NII Holdings, Inc. (a)	149,320	7,648,170
VimpelCom, ADR (a)	68,530	3,015,320
Wireless Telecommunication Services Total		41,988,336
TELECOMMUNICATION SERVICES TOTAL		41,988,336
UTILITIES – 1.0%
Independent Power Producers & Energy Traders – 1.0%
AES Corp. (a)	541,110	9,361,203
Independent Power Producers & Energy Traders Total		9,361,203
UTILITIES TOTAL		9,361,203
Total Common Stocks (cost of $660,865,629)		909,768,804

	Par ($)	Value ($)
Short-Term Obligation – 2.3%
Repurchase agreement with State Street Bank & Trust Co., dated 02/28/06, due 03/01/06 at 4.440%, collateralized by a U.S. Treasury Note maturing 08/15/10, market value of $21,865,275 (repurchase proceeds $21,434,643)	21,432,000	21,432,000
Total Short-Term Obligation (cost of $21,432,000)		21,432,000
Total Investments – 99.8% (cost of $682,297,629) (b)		931,200,804
Other Assets & Liabilities, Net – 0.2%		1,924,698
Net Assets – 100.0%		933,125,502

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $682,297,629.

At February 28, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	19.2%
Consumer Discretionary	17.7
Health Care	17.6
Industrials	12.8
Energy	10.0
Financials	7.1
Materials	5.8
Telecommunication Services	4.5
Consumer Staples	1.8
Utilities	1.0
Short-Term Obligation	2.3
Other Assets & Liabilities, Net	0.2
100.0%

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO

February 28, 2006 (Unaudited)  Columbia Small Cap Growth Fund I

	Shares	Value ($)
Common Stocks – 99.3%
CONSUMER DISCRETIONARY – 12.1%
Diversified Consumer Services – 0.4%
Laureate Education, Inc. (a)	14,900	771,522
Diversified Consumer Services Total		771,522
Hotels, Restaurants & Leisure – 5.0%
Cosi, Inc. (a)	108,000	1,005,480
Pinnacle Entertainment, Inc. (a)	49,800	1,396,890
RARE Hospitality International, Inc. (a)	34,270	1,096,640
Red Robin Gourmet Burgers, Inc. (a)	24,400	975,756
Ruby Tuesday, Inc.	21,300	608,115
Scientific Games Corp., Class A (a)	85,040	2,600,523
Shuffle Master, Inc. (a)	40,500	1,058,265
Trump Entertainment Resorts, Inc. (a)	87,700	1,622,450
Hotels, Restaurants & Leisure Total		10,364,119
Household Durables – 0.1%
Tupperware Brands Corp.	15,800	334,802
Household Durables Total		334,802
Internet & Catalog Retail – 2.5%
NetFlix, Inc. (a)	48,490	1,300,017
Nutri/System, Inc. (a)	11,300	485,561
VistaPrint Ltd. (a)	91,934	3,324,334
Internet & Catalog Retail Total		5,109,912
Leisure Equipment & Products – 0.7%
SCP Pool Corp.	34,000	1,477,980
Leisure Equipment & Products Total		1,477,980
Media – 0.3%
Radio One, Inc., Class D (a)	72,500	604,650
Media Total		604,650
Specialty Retail – 3.1%
Aaron Rents, Inc.	35,600	932,720
Children's Place Retail Stores, Inc. (a)	37,830	1,765,526
GameStop Corp., Class A (a)	35,400	1,417,062
Genesco, Inc. (a)	9,600	389,760
Gymboree Corp. (a)	57,500	1,314,450
Tractor Supply Co. (a)	10,900	688,662
Specialty Retail Total		6,508,180
CONSUMER DISCRETIONARY TOTAL		25,171,165

	Shares	Value ($)
CONSUMER STAPLES – 2.4%
Beverages – 0.3%
Hansen Natural Corp. (a)	6,600	616,044
Beverages Total		616,044
Household Products – 0.9%
Central Garden & Pet Co. (a)	34,400	1,869,984
Household Products Total		1,869,984
Personal Products – 1.2%
Playtex Products, Inc. (a)	56,900	597,450
USANA Health Sciences, Inc. (a)	42,900	1,851,135
Personal Products Total		2,448,585
CONSUMER STAPLES TOTAL		4,934,613
ENERGY – 8.0%
Energy Equipment & Services – 6.0%
Atwood Oceanics, Inc. (a)	20,900	1,884,762
CAL Dive International, Inc. (a)	48,528	1,708,671
Core Laboratories NV (a)	37,500	1,719,375
Grey Wolf, Inc. (a)	228,050	1,582,667
Oil States International, Inc. (a)	26,100	901,233
Tetra Technologies, Inc. (a)	44,967	1,690,759
Todco, Class A (a)	27,500	921,800
Veritas DGC, Inc. (a)	47,400	1,996,962
Energy Equipment & Services Total		12,406,229
Oil, Gas & Consumable Fuels – 2.0%
Carrizo Oil & Gas, Inc. (a)	59,091	1,376,229
Foundation Coal Holdings, Inc.	22,200	888,000
Frontier Oil Corp.	19,000	878,750
Holly Corp.	18,400	1,098,480
Oil, Gas & Consumable Fuels Total		4,241,459
ENERGY TOTAL		16,647,688
FINANCIALS – 6.2%
Capital Markets – 2.1%
Affiliated Managers Group, Inc. (a)	43,501	4,281,803
Capital Markets Total		4,281,803
Commercial Banks – 1.8%
Signature Bank (a)	47,440	1,537,056
Sterling Financial Corp.	30,138	872,194
UCBH Holdings, Inc.	45,700	818,030
Wintrust Financial Corp.	11,400	600,552
Commercial Banks Total		3,827,832

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Small Cap Growth Fund I

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 0.7%
IntercontinentalExchange, Inc. (a)	10,408	569,838
Nasdaq Stock Market, Inc. (a)	19,500	789,945
Diversified Financial Services Total		1,359,783
Insurance – 1.6%
Hanover Insurance Group, Inc.	26,870	1,301,852
ProAssurance Corp. (a)	41,477	2,127,355
Insurance Total		3,429,207
FINANCIALS TOTAL		12,898,625
HEALTH CARE – 18.2%
Biotechnology – 4.3%
Alkermes, Inc. (a)	34,000	863,940
Amylin Pharmaceuticals, Inc. (a)	27,700	1,201,626
Digene Corp. (a)	59,070	2,449,042
ICOS Corp. (a)	27,400	661,162
Nektar Therapeutics (a)	75,900	1,587,069
Neurocrine Biosciences, Inc. (a)	21,970	1,441,452
United Therapeutics Corp. (a)	13,200	813,648
Biotechnology Total		9,017,939
Health Care Equipment & Supplies – 5.5%
ArthroCare Corp. (a)	24,432	1,103,594
Foxhollow Technologies, Inc. (a)	21,400	568,384
Haemonetics Corp. (a)	28,763	1,489,923
Hologic, Inc. (a)	15,137	724,003
Intuitive Surgical, Inc. (a)	9,800	883,960
Iris International, Inc. (a)	30,788	699,811
Kyphon, Inc. (a)	37,130	1,325,912
OraSure Technologies, Inc. (a)	156,400	1,488,928
ResMed, Inc. (a)	68,322	2,773,190
Thoratec Corp. (a)	16,500	331,980
Health Care Equipment & Supplies Total		11,389,685
Health Care Providers & Services – 7.1%
Allscripts Healthcare Solutions, Inc. (a)	58,023	1,087,931
Cerner Corp. (a)	24,676	1,027,262
DaVita, Inc. (a)	17,950	1,048,101
HealthExtras, Inc. (a)	102,336	3,168,323
ICON PLC, ADR (a)	56,614	2,717,472
LHC Group, Inc. (a)	38,300	620,843
Matria Healthcare, Inc. (a)	32,800	1,419,256
Pediatrix Medical Group, Inc. (a)	10,700	1,009,866
Psychiatric Solutions, Inc. (a)	19,100	630,873
United Surgical Partners International, Inc. (a)	55,803	1,961,475
Health Care Providers & Services Total		14,691,402

	Shares	Value ($)
Pharmaceuticals – 1.3%
Medicis Pharmaceutical Corp., Class A	15,300	435,132
Salix Pharmaceuticals Ltd. (a)	146,128	2,302,977
Pharmaceuticals Total		2,738,109
HEALTH CARE TOTAL		37,837,135
INDUSTRIALS – 23.2%
Aerospace & Defense – 4.0%
Armor Holdings, Inc. (a)	23,600	1,386,028
BE Aerospace, Inc. (a)	121,527	2,915,433
Ceradyne, Inc. (a)	60,500	3,683,240
Hexcel Corp. (a)	18,900	406,728
Aerospace & Defense Total		8,391,429
Air Freight & Logistics – 1.4%
Forward Air Corp.	44,583	1,581,805
UTI Worldwide, Inc.	11,862	1,241,121
Air Freight & Logistics Total		2,822,926
Building Products – 0.6%
ElkCorp.	37,200	1,342,920
Building Products Total		1,342,920
Commercial Services & Supplies – 6.1%
Corporate Executive Board Co.	37,116	3,711,600
Global Cash Access, Inc. (a)	65,805	1,112,105
Huron Consulting Group, Inc. (a)	62,298	1,709,457
Kenexa Corp. (a)	92,578	2,473,684
LECG Corp. (a)	47,307	764,954
Resources Connection, Inc. (a)	73,066	2,010,776
Waste Connections, Inc. (a)	21,400	784,096
Commercial Services & Supplies Total		12,566,672
Construction & Engineering – 1.8%
Perini Corp. (a)	54,900	1,668,411
URS Corp. (a)	48,145	2,098,640
Construction & Engineering Total		3,767,051
Electrical Equipment – 1.7%
Evergreen Solar, Inc. (a)	59,700	930,723
General Cable Corp. (a)	59,600	1,609,200
Roper Industries, Inc.	22,120	996,948
Electrical Equipment Total		3,536,871

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Small Cap Growth Fund I

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 6.6%
ESCO Technologies, Inc. (a)	37,636	1,911,156
Joy Global, Inc.	56,884	2,932,939
RBC Bearings, Inc. (a)	63,266	1,248,238
Terex Corp. (a)	38,754	3,067,379
Wabtec Corp.	135,220	4,466,317
Machinery Total		13,626,029
Road & Rail – 1.0%
Landstar System, Inc.	21,120	983,981
Old Dominion Freight Line, Inc. (a)	37,850	997,726
Road & Rail Total		1,981,707
INDUSTRIALS TOTAL		48,035,605
INFORMATION TECHNOLOGY – 23.7%
Communications Equipment – 2.8%
CSR PLC (a)	109,300	1,731,074
F5 Networks, Inc. (a)	32,535	2,206,523
Ixia (a)	150,148	1,810,785
Communications Equipment Total		5,748,382
Computers & Peripherals – 2.0%
Electronics for Imaging, Inc. (a)	43,600	1,169,352
M-Systems Flash Disk Pioneers Ltd. (a)	32,296	871,992
Presstek, Inc. (a)	87,093	1,103,468
Rackable Systems, Inc. (a)	26,815	1,057,316
Computers & Peripherals Total		4,202,128
Internet Software & Services – 1.5%
aQuantive, Inc. (a)	45,900	1,220,481
Equinix, Inc. (a)	24,940	1,307,853
Liquidity Services, Inc. (a)	45,028	531,331
Internet Software & Services Total		3,059,665
IT Services – 4.2%
Acxiom Corp.	50,500	1,306,940
CACI International, Inc., Class A (a)	20,109	1,211,969
Euronet Worldwide, Inc. (a)	80,460	2,820,928
Global Payments, Inc.	41,312	2,150,703
Heartland Payment Systems, Inc. (a)	54,600	1,203,930
IT Services Total		8,694,470

	Shares	Value ($)
Semiconductors & Semiconductor Equipment – 7.7%
Atheros Communications, Inc. (a)	106,300	2,187,654
ATMI, Inc. (a)	64,620	1,940,539
Hittite Microwave Corp. (a)	77,700	2,146,851
Microsemi Corp. (a)	39,630	1,218,622
Silicon Laboratories, Inc. (a)	9,600	460,608
SiRF Technology Holdings, Inc. (a)	105,085	3,933,332
Tessera Technologies, Inc. (a)	54,200	1,692,666
Trident Microsystems, Inc. (a)	88,684	2,477,831
Semiconductors & Semiconductor Equipment Total		16,058,103
Software – 5.5%
Embarcadero Technologies, Inc. (a)	205,791	1,409,668
Epicor Software Corp. (a)	104,430	1,297,021
Hyperion Solutions Corp. (a)	29,476	988,920
Informatica Corp. (a)	98,200	1,573,164
Kronos, Inc. (a)	15,400	631,554
Micros Systems, Inc. (a)	21,972	951,168
Nuance Communications, Inc. (a)	33,760	361,232
Quest Software, Inc. (a)	78,500	1,143,745
Transaction Systems Architects, Inc. (a)	36,600	1,220,976
Wind River Systems, Inc. (a)	123,700	1,913,639
Software Total		11,491,087
INFORMATION TECHNOLOGY TOTAL		49,253,835
MATERIALS – 3.3%
Construction Materials – 0.8%
Eagle Materials, Inc.	29,100	1,575,183
Construction Materials Total		1,575,183
Metals & Mining – 2.5%
Allegheny Technologies, Inc.	33,132	1,673,497
Century Aluminum Co. (a)	44,883	1,597,386
Cleveland-Cliffs, Inc.	12,400	1,067,020
Zinifex Ltd.	153,100	868,215
Metals & Mining Total		5,206,118
MATERIALS TOTAL		6,781,301
TELECOMMUNICATION SERVICES – 2.2%
Wireless Telecommunication Services – 2.2%
Dobson Communications Corp., Class A (a)	134,900	976,676
Millicom International Cellular SA (a)	46,584	1,950,472
SBA Communications Corp., Class A (a)	75,707	1,702,651
Wireless Telecommunication Services Total		4,629,799
TELECOMMUNICATION SERVICES TOTAL		4,629,799
Total Common Stocks (cost of $151,333,379)		206,189,766

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Small Cap Growth Fund I

	Par ($)	Value ($)
Short-Term Obligation – 0.8%
Repurchase agreement with State Street Bank & Trust Co., dated 02/28/06, due 03/01/06 at 4.440%, collateralized by a U.S. Treasury Note maturing 02/15/29, market value of $1,629,619 (repurchase proceeds $1,593,196)	1,593,000	1,593,000
Total Short-Term Obligation (cost of $1,593,000)		1,593,000
Total Investments – 100.1% (cost of $152,926,379) (b)		207,782,766
Other Assets & Liabilities, Net – (0.1)%		(223,639)
Net Assets – 100.0%		207,559,127

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $152,926,379.

At February 28, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	23.7%
Industrials	23.2
Health Care	18.2
Consumer Discretionary	12.1
Energy	8.0
Financials	6.2
Materials	3.3
Consumer Staples	2.4
Telecommunication Services	2.2
Short-Term Obligation	0.8
Other Assets & Liabilities, Net	(0.1)
100.0%

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO

February 28, 2006 (Unaudited)  Columbia Real Estate Equity Fund

	Shares	Value ($)
Common Stocks – 98.3%
CONSUMER DISCRETIONARY – 11.5%
Hotels, Restaurants & Leisure – 11.5%
Hilton Hotels Corp.	996,100	24,105,620
Marriott International, Inc., Class A	325,600	22,271,040
Starwood Hotels & Resorts Worldwide, Inc.	475,000	30,162,500
Hotels, Restaurants & Leisure Total		76,539,160
CONSUMER DISCRETIONARY TOTAL		76,539,160
FINANCIALS – 86.3%
Real Estate – 86.3%
Alexandria Real Estate Equities, Inc., REIT	395,400	34,803,108
AMB Property Corp., REIT	147,627	7,920,189
Archstone-Smith Trust, REIT	393,571	18,655,265
AvalonBay Communities, Inc., REIT	179,000	18,437,000
Boston Properties, Inc., REIT	222,700	18,856,009
Brandywine Realty Trust, REIT	151,455	4,448,233
Brookfield Properties Corp., REIT	219,400	6,496,434
Corporate Office Properties Trust, REIT	116,880	4,852,858
Cousins Properties, Inc., REIT	1,007,250	30,892,357
Duke Realty Corp., REIT	438,800	15,401,880
Equity Office Properties Trust, REIT	743,637	23,387,384
Equity Residential Property Trust, REIT	671,206	30,392,208
Essex Property Trust, Inc., REIT	50,500	5,032,325
General Growth Properties, Inc., REIT	617,280	31,104,739
Home Properties, Inc., REIT	141,000	6,959,760
Host Marriott Corp., REIT	1,001,200	19,453,316
iStar Financial, Inc., REIT	737,950	28,115,895
Kimco Realty Corp., REIT	828,300	29,760,819
Liberty Property Trust, REIT	439,500	19,680,810
Macerich Co., REIT	54,900	3,955,545
Mack-Cali Realty Corp., REIT	365,900	16,428,910
Newcastle Investment Corp., REIT	125,700	3,006,744
Pan Pacific Retail Properties, Inc., REIT	219,200	15,170,832
ProLogis Trust, REIT	534,106	28,051,247
Public Storage, Inc., REIT	410,432	32,021,905
Regency Centers Corp., REIT	297,600	19,195,200
Simon Property Group, Inc., REIT	491,056	40,742,916
SL Green Realty Corp., REIT	224,900	19,546,059
Sun Communities, Inc., REIT	114,700	3,970,914
Taubman Centers, Inc., REIT	106,400	4,228,336
United Dominion Realty Trust, Inc., REIT	262,600	7,024,550
Vornado Realty Trust, REIT	206,200	18,349,738
Weingarten Realty Investors, REIT	190,200	7,490,076
Real Estate Total		573,833,561
FINANCIALS TOTAL		573,833,561

	Shares	Value ($)
INDUSTRIALS – 0.5%
Marine – 0.5%
Alexander & Baldwin, Inc.	65,300	3,182,069
Marine Total		3,182,069
INDUSTRIALS TOTAL		3,182,069
Total Common Stocks (cost of $316,665,376)		653,554,790
Short-Term Obligation – 1.8%	Par ($)
Repurchase agreement with State Street Bank & Trust Co., dated 02/28/06, due 03/01/06 at 4.440%, collateralized by a U.S. Treasury Note maturing 08/15/10, market value of $12,400,763 (repurchase proceeds $12,156,499)	12,155,000	12,155,000
Total Short-Term Obligation (cost of $12,155,000)		12,155,000
Total Investments – 100.1% (cost of $328,820,376) (a)		665,709,790
Other Assets & Liabilities, Net – (0.1)%		(965,423)
Net Assets – 100.0%		664,744,367

Notes to Investment Portfolio:

(a)  Cost for federal income tax purposes is $328,820,376.

At February 28, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	86.3%
Consumer Discretionary	11.5
Industrials	0.5
Short-Term Obligation	1.8
Other Assets & Liabilities, Net	(0.1)
100.0%

Acronym	Name
REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO

February 28, 2006 (Unaudited)  Columbia Technology Fund

	Shares	Value ($)
Common Stocks – 93.2%
CONSUMER DISCRETIONARY – 5.2%
Hotels, Restaurants & Leisure – 0.5%
Sportingbet PLC (a)	105,550	735,231
Hotels, Restaurants & Leisure Total		735,231
Household Durables – 0.5%
Sony Corp., ADR	15,820	741,642
Household Durables Total		741,642
Internet & Catalog Retail – 3.8%
Audible, Inc. (a)	49,830	504,778
Blue Nile, Inc. (a)	15,500	517,235
IAC/InterActiveCorp (a)	40,790	1,192,699
NetFlix, Inc. (a)	85,880	2,302,443
VistaPrint Ltd. (a)	41,930	1,516,189
Internet & Catalog Retail Total		6,033,344
Media – 0.4%
XM Satellite Radio Holdings, Inc., Class A (a)	31,792	702,285
Media Total		702,285
CONSUMER DISCRETIONARY TOTAL		8,212,502
FINANCIALS – 0.5%
Diversified Financial Services – 0.5%
NETeller PLC (a)	64,720	853,400
Diversified Financial Services Total		853,400
FINANCIALS TOTAL		853,400
HEALTH CARE – 1.8%
Biotechnology – 1.4%
Combinatorx, Inc. (a)	116,315	1,520,237
Panacos Pharmaceuticals, Inc. (a)	98,160	714,605
Biotechnology Total		2,234,842
Health Care Equipment & Supplies – 0.4%
Gen-Probe, Inc. (a)	14,130	705,935
Health Care Equipment & Supplies Total		705,935
HEALTH CARE TOTAL		2,940,777
INDUSTRIALS – 5.8%
Aerospace & Defense – 1.3%
Ceradyne, Inc. (a)	34,000	2,069,920
Aerospace & Defense Total		2,069,920

	Shares	Value ($)
Commercial Services & Supplies – 1.2%
Huron Consulting Group, Inc. (a)	35,274	967,919
Kenexa Corp. (a)	34,956	934,024
Commercial Services & Supplies Total		1,901,943
Electrical Equipment – 3.3%
BTU International, Inc. (a)	68,975	1,007,725
Evergreen Solar, Inc. (a)	110,990	1,730,334
Suntech Power Holdings Co. Ltd. (a)	68,441	2,570,644
Electrical Equipment Total		5,308,703
INDUSTRIALS TOTAL		9,280,566
INFORMATION TECHNOLOGY – 67.1%
Communications Equipment – 11.3%
Cisco Systems, Inc. (a)	144,350	2,921,644
Comverse Technology, Inc. (a)	24,260	697,718
CSR PLC (a)	341,370	5,406,557
Global IP Sound AB (a)	61,750	233,348
Harris Corp.	31,410	1,434,809
Nokia Oyj, ADR	321,670	5,976,628
QUALCOMM, Inc.	29,290	1,382,781
Communications Equipment Total		18,053,485
Computers & Peripherals – 4.1%
Apple Computer, Inc. (a)	16,220	1,111,719
Electronics for Imaging, Inc. (a)	48,667	1,305,249
International Business Machines Corp.	14,090	1,130,581
M-Systems Flash Disk Pioneers Ltd. (a)	8,940	241,380
Network Appliance, Inc. (a)	22,410	743,116
SanDisk Corp. (a)	20,250	1,221,885
Seagate Technology (a)	27,850	739,974
Computers & Peripherals Total		6,493,904
Electronic Equipment & Instruments – 2.2%
I.D. Systems, Inc. (a)	7,320	160,015
Novatel, Inc. (a)	33,519	1,109,144
Trimble Navigation Ltd. (a)	55,330	2,263,550
Electronic Equipment & Instruments Total		3,532,709
Internet Software & Services – 4.3%
eBay, Inc. (a)	72,218	2,893,053
Google, Inc., Class A (a)	3,940	1,428,723
Liquidity Services, Inc. (a)	87,730	1,035,214
VeriSign, Inc. (a)	24,720	584,875
Yahoo!, Inc. (a)	28,310	907,619
Internet Software & Services Total		6,849,484

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Technology Fund

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 5.7%
Accenture Ltd., Class A	33,200	1,084,312
Affiliated Computer Services, Inc., Class A (a)	14,690	924,295
Cognizant Technology Solutions Corp., Class A (a)	40,450	2,330,325
Computer Sciences Corp. (a)	13,440	730,330
DST Systems, Inc. (a)	16,810	945,226
Euronet Worldwide, Inc. (a)	15,170	531,860
Global Payments, Inc.	22,220	1,156,773
Infosys Technologies Ltd., ADR	9,950	704,460
RightNow Technologies, Inc. (a)	42,380	698,846
IT Services Total		9,106,427
Semiconductors & Semiconductor Equipment – 26.0%
Advanced Micro Devices, Inc. (a)	52,140	2,016,254
Atheros Communications, Inc. (a)	143,160	2,946,233
ATI Technologies, Inc. (a)	24,660	391,601
ATMI, Inc. (a)	30,430	913,813
Broadcom Corp., Class A (a)	145,928	6,579,871
Conexant Systems, Inc. (a)	72,292	215,430
Hittite Microwave Corp. (a)	55,097	1,522,330
Intersil Corp., Class A	84,140	2,384,528
Marvell Technology Group Ltd. (a)	112,780	6,904,392
MEMC Electronic Materials, Inc. (a)	27,760	929,682
Micron Technology, Inc. (a)	83,390	1,293,379
Netlogic Microsystems, Inc. (a)	35,050	1,239,018
NVIDIA Corp. (a)	43,670	2,058,167
Q-Cells AG (a)	12,260	1,244,108
Samsung Electronics Co., Ltd., GDR (b)	5,610	1,984,537
Silicon Laboratories, Inc. (a)	18,590	891,948
SiRF Technology Holdings, Inc. (a)	133,381	4,992,451
Trident Microsystems, Inc. (a)	77,344	2,160,991
Zoran Corp. (a)	36,100	714,058
Semiconductors & Semiconductor Equipment Total		41,382,791
Software – 13.5%
Adobe Systems, Inc.	26,840	1,036,561
Amdocs Ltd. (a)	46,030	1,524,514
Autodesk, Inc.	7,560	284,634
Business Objects SA, ADR (a)	22,670	845,364
Check Point Software Technologies Ltd. (a)	36,290	771,525
Citrix Systems, Inc. (a)	31,320	1,013,515
Electronic Arts, Inc. (a)	11,160	579,985
Embarcadero Technologies, Inc. (a)	47,540	325,649
Informatica Corp. (a)	38,080	610,042
Intuit, Inc. (a)	17,630	856,465

	Shares	Value ($)
Kronos, Inc. (a)	15,370	630,324
McAfee, Inc. (a)	47,220	1,098,337
Mentor Graphics Corp. (a)	41,580	466,943
Micros Systems, Inc. (a)	15,706	679,913
Microsoft Corp.	30,820	829,058
NAVTEQ (a)	60,629	2,807,729
Oracle Corp. (a)	79,110	982,546
Quest Software, Inc. (a)	18,660	271,876
Red Hat, Inc. (a)	12,350	331,845
SAP AG, ADR	35,150	1,796,165
Symantec Corp. (a)	44,484	751,335
Synopsys, Inc. (a)	43,890	959,874
Transaction Systems Architects, Inc. (a)	17,029	568,088
Wind River Systems, Inc. (a)	98,110	1,517,762
Software Total		21,540,049
INFORMATION TECHNOLOGY TOTAL		106,958,849
TELECOMMUNICATION SERVICES – 12.8%
Diversified Telecommunication Services – 1.2%
Chunghwa Telecom Co. Ltd.	67,867	1,282,686
Consolidated Communications Holdings, Inc.	40,810	581,135
Diversified Telecommunication Services Total		1,863,821
Wireless Telecommunication Services – 11.6%
America Movil SA de CV, ADR	95,320	3,310,464
American Tower Corp., Class A (a)	77,333	2,461,509
Crown Castle International Corp. (a)	39,510	1,238,638
Dobson Communications Corp., Class A (a)	275,020	1,991,145
iPCS, Inc. (a)	15,610	735,231
Leap Wireless International, Inc. (a)	24,840	1,046,012
Millicom International Cellular SA (a)	77,400	3,240,738
NII Holdings, Inc. (a)	56,540	2,895,979
SBA Communications Corp., Class A (a)	69,990	1,574,075
Wireless Telecommunication Services Total		18,493,791
TELECOMMUNICATION SERVICES TOTAL		20,357,612
Total Common Stocks (cost of $125,904,187)		148,603,706

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Technology Fund

	Par ($)	Value ($)
Short-Term Obligation – 5.4%
Repurchase agreement with State Street Bank & Trust Co., dated 02/28/06, due 03/01/06 at 4.440%, collateralized by a U.S. Treasury Note maturing 08/15/10, market value of $8,769,600 (repurchase proceeds $8,594,060)	8,593,000	8,593,000
Total Short-Term Obligation (cost of $8,593,000)		8,593,000
Total Investments – 98.6% (cost of $134,497,187) (c)		157,196,706
Other Assets & Liabilities, Net – 1.4%		2,225,069
Net Assets – 100.0%		159,421,775

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the value of this security, which is not illiquid, represents 1.2% of net assets.

(c)  Cost for federal income tax purposes is $134,497,187.

At February 28, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	67.1%
Telecommunication Services	12.8
Industrials	5.8
Consumer Discretionary	5.2
Health Care	1.8
Financials	0.5
Short-Term Obligation	5.4
Other Assets & Liabilities, Net	1.4
100.0%

Acronym	Name
ADR	American Depositary Receipt

GDR	Global Depositary Receipt

See Accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO

February 28, 2006 (Unaudited)  Columbia Strategic Investor Fund

	Shares	Value ($)
Common Stocks – 80.9%
CONSUMER DISCRETIONARY – 7.3%
Auto Components – 0.2%
Nokian Renkaat Oyj	70,000	1,114,048
Auto Components Total		1,114,048
Hotels, Restaurants & Leisure – 0.5%
Fairmont Hotels & Resorts, Inc.	30,000	1,329,600
Yum! Brands, Inc.	20,000	954,000
Hotels, Restaurants & Leisure Total		2,283,600
Household Durables – 0.4%
Makita Corp., ADR	62,000	1,797,008
Household Durables Total		1,797,008
Internet & Catalog Retail – 0.2%
IAC/InterActiveCorp (a)	28,750	840,650
Internet & Catalog Retail Total		840,650
Media – 2.2%
Cablevision Systems Corp. (a)	50,000	1,312,500
Comcast Corp., Class A (a)	102,500	2,741,875
Entravision Communications Corp., Class A (a)	75,000	557,250
Liberty Media Corp., Class A (a)	100,000	824,000
Media General, Inc., Class A	30,000	1,503,000
News Corp., Class A	75,000	1,221,000
Time Warner, Inc.	157,500	2,726,325
Media Total		10,885,950
Multiline Retail – 1.7%
Federated Department Stores, Inc.	19,468	1,383,007
Kohl's Corp. (a)	57,500	2,766,325
Saks, Inc. (a)	75,000	1,417,500
Stockmann Oyj Abp, Class B	75,000	2,949,255
Multiline Retail Total		8,516,087
Specialty Retail – 1.2%
Bed Bath & Beyond, Inc. (a)	49,000	1,765,960
CarMax, Inc. (a)	20,000	628,400
Gap, Inc.	110,000	2,039,400
TJX Companies, Inc.	59,000	1,444,910
Specialty Retail Total		5,878,670

	Shares	Value ($)
Textiles, Apparel & Luxury Goods – 0.9%
NIKE, Inc., Class B	48,000	4,165,440
Textiles, Apparel & Luxury Goods Total		4,165,440
CONSUMER DISCRETIONARY TOTAL		35,481,453
CONSUMER STAPLES – 7.9%
Beverages – 1.5%
Anheuser-Busch Companies, Inc.	37,500	1,557,750
Coca-Cola Co.	114,000	4,784,580
Coca-Cola Enterprises, Inc.	30,000	589,500
Constellation Brands, Inc., Class A (a)	10,000	263,400
Beverages Total		7,195,230
Food & Staples Retailing – 2.3%
Kroger Co. (a)	67,500	1,352,700
United Natural Foods, Inc. (a)	40,000	1,330,400
Wal-Mart Stores, Inc.	127,500	5,783,400
Walgreen Co.	62,500	2,803,750
Food & Staples Retailing Total		11,270,250
Food Products – 3.0%
ConAgra Foods, Inc.	47,000	988,410
Delta & Pine Land Co.	50,000	1,265,500
General Mills, Inc.	32,500	1,600,625
Nestle SA, Registered Shares	12,000	3,526,995
Unilever NV, NY Shares	47,500	3,305,525
Wrigley (Wm.) Jr. Co.	58,000	3,685,320
Food Products Total		14,372,375
Personal Products – 0.2%
Avon Products, Inc.	36,000	1,038,600
Personal Products Total		1,038,600
Tobacco – 0.9%
Altria Group, Inc.	62,500	4,493,750
Tobacco Total		4,493,750
CONSUMER STAPLES TOTAL		38,370,205
ENERGY – 8.2%
Energy Equipment & Services – 3.9%
Cooper Cameron Corp. (a)	35,000	1,417,500
Core Laboratories NV (a)	20,000	917,000
Dril-Quip, Inc. (a)	26,000	1,320,800
GlobalSantaFe Corp.	20,000	1,106,800
Input/Output, Inc. (a)	100,000	756,000
National-Oilwell Varco, Inc. (a)	10,000	608,800
Schlumberger Ltd.	57,500	6,612,500

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Strategic Investor Fund

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
TGS Nopec Geophysical Co., ASA (a)	17,000	963,271
Transocean, Inc. (a)	67,500	5,007,150
Energy Equipment & Services Total		18,709,821
Oil, Gas & Consumable Fuels – 4.3%
Apache Corp.	20,000	1,338,400
BP PLC, ADR	32,500	2,158,650
Chevron Corp.	48,000	2,711,040
ConocoPhillips	50,000	3,048,000
Exxon Mobil Corp.	113,500	6,738,495
McMoRan Exploration Co. (a)	62,500	1,105,625
Newfield Exploration Co. (a)	77,500	2,995,375
Plains Exploration & Production Co. (a)	25,000	1,018,750
Oil, Gas & Consumable Fuels Total		21,114,335
ENERGY TOTAL		39,824,156
FINANCIALS – 14.2%
Capital Markets – 2.9%
Ameriprise Financial, Inc.	50,000	2,274,000
Bank of New York Co., Inc.	30,000	1,027,200
Charles Schwab Corp.	97,500	1,580,475
Deutsche Bank AG, Registered Shares	4,000	443,000
Lazard Ltd., Class A	67,500	2,597,400
Morgan Stanley	67,500	4,027,050
Nomura Holdings, Inc., ADR	110,000	2,121,900
Capital Markets Total		14,071,025
Commercial Banks – 5.0%
Allied Irish Banks PLC, ADR	30,000	1,434,000
HSBC Holdings PLC, ADR	43,500	3,727,515
ICICI Bank Ltd., ADR	79,500	2,441,445
Mitsubishi UFJ Financial Group, Inc., ADR	300,000	4,470,000
Mizuho Financial Group, Inc.	800	6,372,566
Raiffeisen International Bank Holding AG (a)	24,000	2,001,688
SunTrust Banks, Inc.	22,500	1,628,325
U.S. Bancorp	75,000	2,318,250
Commercial Banks Total		24,393,789
Consumer Finance – 0.6%
SLM Corp.	54,000	3,046,140
Consumer Finance Total		3,046,140

	Shares	Value ($)
Diversified Financial Services – 2.0%
Asset Acceptance Capital Corp. (a)	70,000	1,399,300
Citigroup, Inc.	75,000	3,477,750
JPMorgan Chase & Co.	120,200	4,945,028
Diversified Financial Services Total		9,822,078
Insurance – 3.4%
American International Group, Inc.	50,000	3,318,000
Arthur J. Gallagher & Co.	62,500	1,843,125
Axis Capital Holdings Ltd.	20,000	619,200
Berkshire Hathaway, Inc., Class B (a)	1,000	2,888,000
Hannover Rueckversicherung AG, Registered Shares	75,500	2,863,085
Marsh & McLennan Companies, Inc.	40,000	1,236,400
St. Paul Travelers Companies, Inc.	50,005	2,149,215
XL Capital Ltd., Class A	20,000	1,351,000
Insurance Total		16,268,025
Thrifts & Mortgage Finance – 0.3%
Freddie Mac	17,500	1,179,325
Thrifts & Mortgage Finance Total		1,179,325
FINANCIALS TOTAL		68,780,382
HEALTH CARE – 13.9%
Biotechnology – 1.9%
Amgen, Inc. (a)	27,500	2,075,975
Applera Corp.-Applied Biosystems Group	92,500	2,614,975
Biogen Idec, Inc. (a)	47,500	2,244,375
Chiron Corp. (a)	20,000	913,400
Qiagen NV (a)	100,000	1,491,000
Biotechnology Total		9,339,725
Health Care Equipment & Supplies – 3.6%
Baxter International, Inc.	87,500	3,311,875
Cytyc Corp. (a)	32,500	936,975
DENTSPLY International, Inc.	38,000	2,165,620
Hospira, Inc. (a)	97,500	3,870,750
Medtronic, Inc.	50,000	2,697,500
STERIS Corp.	30,000	743,100
Viasys Healthcare, Inc. (a)	50,000	1,459,000
Zimmer Holdings, Inc. (a)	34,000	2,352,120
Health Care Equipment & Supplies Total		17,536,940
Health Care Providers & Services – 3.5%
Cardinal Health, Inc.	10,000	726,000
Community Health Systems, Inc. (a)	50,000	1,896,000
Health Management Associates, Inc., Class A	30,000	638,700
Henry Schein, Inc. (a)	35,000	1,632,750

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Strategic Investor Fund

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
LifePoint Hospitals, Inc. (a)	56,000	1,739,360
McKesson Corp.	56,000	3,031,280
Omnicare, Inc.	52,500	3,194,625
Patterson Companies, Inc. (a)	73,000	2,630,920
Quest Diagnostics, Inc.	25,000	1,321,750
Health Care Providers & Services Total		16,811,385
Pharmaceuticals – 4.9%
Abbott Laboratories	40,000	1,767,200
Andrx Corp. (a)	100,000	1,960,000
Eli Lilly & Co.	30,000	1,668,600
Gedeon Richter Ltd.	12,500	2,545,672
Johnson & Johnson	76,000	4,381,400
Novartis AG, ADR	30,000	1,597,500
Novo-Nordisk A/S, Class B	21,000	1,234,437
Pfizer, Inc.	65,700	1,720,683
Sanofi-Aventis, ADR	27,000	1,151,010
Shire Pharmaceuticals Group PLC, ADR	20,000	951,600
Valeant Pharmaceuticals International	100,000	1,782,000
Watson Pharmaceuticals, Inc. (a)	62,500	1,873,750
Wyeth	20,000	996,000
Pharmaceuticals Total		23,629,852
HEALTH CARE TOTAL		67,317,902
INDUSTRIALS – 8.7%
Aerospace & Defense – 0.3%
Raytheon Co.	30,000	1,302,000
Aerospace & Defense Total		1,302,000
Air Freight & Logistics – 1.1%
United Parcel Service, Inc., Class B	48,500	3,623,435
Yamato Transport Co., Ltd.	100,000	1,915,527
Air Freight & Logistics Total		5,538,962
Commercial Services & Supplies – 1.2%
Avery Dennison Corp.	57,500	3,450,000
R.R. Donnelley & Sons Co.	62,500	2,103,750
Commercial Services & Supplies Total		5,553,750
Construction & Engineering – 0.7%
Foster Wheeler Ltd. (a)	72,500	3,480,000
Construction & Engineering Total		3,480,000

	Shares	Value ($)
Electrical Equipment – 0.4%
Thomas & Betts Corp. (a)	41,000	2,017,200
Electrical Equipment Total		2,017,200
Industrial Conglomerates – 1.6%
General Electric Co.	173,000	5,686,510
Siemens AG, ADR	22,500	2,069,550
Industrial Conglomerates Total		7,756,060
Machinery – 2.4%
Caterpillar, Inc.	50,000	3,654,000
Deere & Co.	25,000	1,906,750
Eaton Corp.	20,000	1,393,400
Hitachi Construction Machinery Co., Ltd.	100,000	2,447,762
Pall Corp.	50,000	1,471,000
Timken Co.	20,000	573,600
Machinery Total		11,446,512
Marine – 0.5%
A.P. Moller-Maersk A/S	280	2,565,969
Marine Total		2,565,969
Trading Companies & Distributors – 0.5%
GATX Corp.	62,500	2,481,250
Trading Companies & Distributors Total		2,481,250
INDUSTRIALS TOTAL		42,141,703
INFORMATION TECHNOLOGY – 10.4%
Communications Equipment – 2.4%
Andrew Corp. (a)	82,500	1,118,700
Cisco Systems, Inc. (a)	137,500	2,783,000
Corning, Inc. (a)	67,500	1,647,675
CSR PLC (a)	79,000	1,251,188
Nokia Oyj, ADR	100,000	1,858,000
Packeteer, Inc. (a)	100,000	1,196,000
QUALCOMM, Inc.	20,000	944,200
Tellabs, Inc. (a)	50,000	734,500
Communications Equipment Total		11,533,263
Computers & Peripherals – 2.2%
Dell, Inc. (a)	70,000	2,030,000
Electronics for Imaging, Inc. (a)	72,500	1,944,450
Hewlett-Packard Co.	87,500	2,870,875
International Business Machines Corp.	20,000	1,604,800
Palm, Inc. (a)	50,000	2,065,000
Quantum Corp. (a)	75,000	267,750
Computers & Peripherals Total		10,782,875

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Strategic Investor Fund

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – 0.1%
Symbol Technologies, Inc.	41,854	486,343
Electronic Equipment & Instruments Total		486,343
IT Services – 1.0%
DST Systems, Inc. (a)	41,500	2,333,545
First Data Corp.	49,250	2,222,653
IT Services Total		4,556,198
Office Electronics – 0.5%
Zebra Technologies Corp., Class A (a)	54,687	2,413,884
Office Electronics Total		2,413,884
Semiconductors & Semiconductor Equipment – 2.8%
Advanced Micro Devices, Inc. (a)	30,000	1,160,100
ASML Holding N.V., N.Y. Registered Shares (a)	36,000	744,480
Intel Corp.	50,000	1,030,000
LSI Logic Corp. (a)	75,000	731,250
Micron Technology, Inc. (a)	75,000	1,163,250
Samsung Electronics Co., Ltd., GDR (b)	15,000	5,306,250
Sanken Electric Co. Ltd.	74,000	1,108,119
Texas Instruments, Inc.	67,500	2,014,875
United Microelectronics Corp.	149,292	470,270
Semiconductors & Semiconductor Equipment Total		13,728,594
Software – 1.4%
Check Point Software Technologies Ltd. (a)	60,000	1,275,600
Microsoft Corp.	112,500	3,026,250
Novell, Inc. (a)	100,000	951,000
Quest Software, Inc. (a)	60,000	874,200
Wind River Systems, Inc. (a)	40,000	618,800
Software Total		6,745,850
INFORMATION TECHNOLOGY TOTAL		50,247,007
MATERIALS – 5.1%
Chemicals – 2.1%
Air Products & Chemicals, Inc.	27,500	1,764,400
Cabot Corp.	40,000	1,480,800
Calgon Carbon Corp.	50,000	389,000
Dow Chemical Co.	20,000	860,600
International Flavors & Fragrances, Inc.	47,000	1,627,610
Mosaic Co. (a)	40,000	636,000
Potash Corp. of Saskatchewan, Inc.	37,500	3,590,625
Chemicals Total		10,349,035

	Shares	Value ($)
Construction Materials – 0.4%
Martin Marietta Materials, Inc.	20,000	1,950,000
Construction Materials Total		1,950,000
Containers & Packaging – 0.2%
Packaging Corp. of America	40,000	912,400
Containers & Packaging Total		912,400
Metals & Mining – 1.8%
AngloGold Ashanti Ltd., ADR	30,000	1,527,600
Companhia Vale do Rio Doce, ADR	67,500	3,134,025
Gammon Lake Resources, Inc. (a)	50,000	802,000
Mittal Steel Co. NV, Class A	67,000	2,219,040
Newmont Mining Corp.	20,000	1,058,400
Metals & Mining Total		8,741,065
Paper & Forest Products – 0.6%
International Paper Co.	30,000	983,100
Votorantim Celulose e Papel SA, ADR	126,000	1,859,760
Paper & Forest Products Total		2,842,860
MATERIALS TOTAL		24,795,360
TELECOMMUNICATION SERVICES – 2.1%
Diversified Telecommunication Services – 1.6%
AT&T, Inc.	42,500	1,172,575
BellSouth Corp.	50,000	1,579,000
Chunghwa Telecom Co. Ltd., ADR	76,000	1,436,400
Telekomunikasi Indonesia, ADR	86,000	2,240,300
Verizon Communications, Inc.	47,500	1,600,750
Diversified Telecommunication Services Total		8,029,025
Wireless Telecommunication Services – 0.5%
Nextel Partners, Inc., Class A (a)	40,000	1,122,400
Sprint Nextel Corp.	50,000	1,201,500
Wireless Telecommunication Services Total		2,323,900
TELECOMMUNICATION SERVICES TOTAL		10,352,925
UTILITIES – 3.1%
Electric Utilities – 1.3%
Edison International	75,000	3,327,000
Entergy Corp.	12,500	906,375
Exelon Corp.	30,000	1,713,300
Westar Energy, Inc.	30,000	645,600
Electric Utilities Total		6,592,275

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Strategic Investor Fund

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Independent Power Producers & Energy Traders – 0.4%
Duke Energy Corp.	40,000	1,136,000
Dynegy, Inc., Class A (a)	117,500	635,675
Independent Power Producers & Energy Traders Total		1,771,675
Multi-Utilities – 1.1%
Dominion Resources, Inc.	30,000	2,253,000
NiSource, Inc.	75,000	1,539,750
TECO Energy, Inc.	100,000	1,706,000
Multi-Utilities Total		5,498,750
Water-Utilities – 0.3%
California Water Service Group	32,546	1,424,213
Water-Utilities Total		1,424,213
UTILITIES TOTAL		15,286,913
Total Common Stocks (cost of $299,237,979)		392,598,006
Investment Companies – 0.8%
iShares MSCI Malaysia Index Fund	150,000	1,101,000
Japan Smaller Capitalization Fund, Inc. (a)	100,000	1,576,000
Thai Fund, Inc.	100,000	1,075,000
Total Investment Companies (cost of $2,730,651)		3,752,000
Short-Term Obligations – 18.2%	Par ($)
REPURCHASE AGREEMENT – 16.4%
Repurchase agreement with State Street Bank & Trust Co., dated 02/28/06, due 03/01/06 at 4.440%, collateralized by a U.S. Treasury Note maturing 08/15/10, market value of $82,815,000 (repurchase proceeds $79,473,801)	79,464,000	79,464,000

	Par ($)	Value ($)
U.S. GOVERNMENT AGENCY – 1.8%
Federal Home Loan Bank Discount Note 2.600% 03/01/06 (c)	8,840,000	8,840,000
Total Short-Term Obligations (cost of $88,304,000)		88,304,000
Total Investments – 99.9% (cost of $390,272,630) (d)		484,654,006
Other Assets & Liabilities, Net – 0.1%		487,762
Net Assets – 100.0%		485,141,768

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the value of this security, which is not illiquid, represents 1.1% of net assets.

(c)  The rate shown represents the annualized yield at the date of purchase.

(d)  Cost for federal income tax purposes is $390,272,630.

At February 28, 2006, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	14.2%
Health Care	13.9
Information Technology	10.4
Industrials	8.7
Energy	8.2
Consumer Staples	7.9
Consumer Discretionary	7.3
Materials	5.1
Utilities	3.1
Telecommunication Services	2.1
Investment Companies	0.8
Short-Term Obligations	18.2
Other Assets & Liabilities, Net	0.1
100.0%

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Strategic Investor Fund

The Fund was invested in the following countries at February 28, 2006:

Summary of Securities by Country	Value	% of Total Investments
United States*	$373,149,721	77.0%
Japan	20,232,882	4.2
Netherlands	8,677,045	1.8
United Kingdom	8,088,953	1.7
Cayman Islands	7,464,950	1.5
Bermuda	6,696,600	1.4
Netherlands Antilles	6,612,500	1.4
Finland	5,921,303	1.2
Canada	5,722,225	1.2
Germany	5,375,635	1.1
Republic of Korea	5,306,250	1.1
Switzerland	5,124,495	1.0
Brazil	4,993,785	1.0
Denmark	3,800,406	0.8
Hungary	2,545,672	0.5
India	2,441,445	0.5
Indonesia	2,240,300	0.5
Austria	2,001,688	0.4
Taiwan	1,906,670	0.4
South Africa	1,527,600	0.3
Ireland	1,434,000	0.3
Israel	1,275,600	0.3
France	1,151,010	0.2
Norway	963,271	0.2
	$484,654,006	100.0%

*  Includes Short-Term Obligations.

Certain securities are listed by country of underlying exposure but may trade predominately on other exchanges.

Acronym	Name
ADR	American Depositary Receipt

GDR	Global Depositary Receipt

See Accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO

February 28, 2006 (Unaudited)    Columbia Balanced Fund

	Shares	Value ($)
Common Stocks – 61.9%
CONSUMER DISCRETIONARY – 9.5%
Diversified Consumer Services – 0.9%
Career Education Corp. (a)	75,100	2,466,284
Diversified Consumer Services Total		2,466,284
Hotels, Restaurants & Leisure – 0.4%
Hilton Hotels Corp.	41,700	1,009,140
Hotels, Restaurants & Leisure Total		1,009,140
Leisure Equipment & Products – 0.3%
Hasbro, Inc.	48,470	983,456
Leisure Equipment & Products Total		983,456
Media – 6.5%
Clear Channel Communications, Inc.	50,400	1,426,320
Comcast Corp., Class A (a)	113,526	3,045,903
Dreamworks Animation SKG, Inc., Class A (a)	48,400	1,306,800
Liberty Global, Inc., Class A (a)	28,045	569,594
Liberty Global, Inc., Series C (a)	25,745	499,453
Liberty Media Corp., Class A (a)	295,520	2,435,085
News Corp., Class A	159,460	2,596,009
Omnicom Group, Inc.	15,300	1,221,246
Time Warner, Inc.	181,830	3,147,477
Viacom, Inc., Class B (a)	17,440	696,902
XM Satellite Radio Holdings, Inc., Class A (a)	39,900	881,391
Media Total		17,826,180
Multiline Retail – 0.9%
Kohl's Corp. (a)	50,230	2,416,565
Multiline Retail Total		2,416,565
Specialty Retail – 0.4%
RadioShack Corp.	58,360	1,140,938
Specialty Retail Total		1,140,938
Textiles, Apparel & Luxury Goods – 0.1%
NIKE, Inc., Class B	4,119	357,447
Textiles, Apparel & Luxury Goods Total		357,447
CONSUMER DISCRETIONARY TOTAL		26,200,010

	Shares	Value ($)
CONSUMER STAPLES – 3.0%
Beverages – 0.9%
Coca-Cola Co.	59,940	2,515,682
Beverages Total		2,515,682
Food & Staples Retailing – 0.3%
Sysco Corp.	28,900	869,601
Food & Staples Retailing Total		869,601
Food Products – 0.6%
Smithfield Foods, Inc. (a)	56,200	1,485,366
Food Products Total		1,485,366
Household Products – 0.6%
Colgate-Palmolive Co.	32,130	1,750,442
Household Products Total		1,750,442
Tobacco – 0.6%
Altria Group, Inc.	22,065	1,586,474
Tobacco Total		1,586,474
CONSUMER STAPLES TOTAL		8,207,565
ENERGY – 1.8%
Energy Equipment & Services – 0.5%
Transocean, Inc. (a)	18,910	1,402,744
Energy Equipment & Services Total		1,402,744
Oil, Gas & Consumable Fuels – 1.3%
Anadarko Petroleum Corp.	10,810	1,071,920
BP PLC, ADR	14,360	953,791
Devon Energy Corp.	27,870	1,634,018
Oil, Gas & Consumable Fuels Total		3,659,729
ENERGY TOTAL		5,062,473
FINANCIALS – 13.3%
Capital Markets – 2.5%
Ameriprise Financial, Inc.	37,521	1,706,455
E*TRADE Financial Corp. (a)	94,810	2,425,240
Lazard Ltd., Class A	36,840	1,417,603
Morgan Stanley	24,165	1,441,684
Capital Markets Total		6,990,982
Commercial Banks – 0.7%
Wachovia Corp.	32,100	1,799,847
Commercial Banks Total		1,799,847

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)    Columbia Balanced Fund

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – 0.6%
American Express Co.	30,405	1,638,221
Consumer Finance Total		1,638,221
Diversified Financial Services – 2.6%
Citigroup, Inc.	85,933	3,984,714
JPMorgan Chase & Co.	77,780	3,199,869
Diversified Financial Services Total		7,184,583
Insurance – 6.1%
Ace Ltd.	35,310	1,967,826
Ambac Financial Group, Inc.	25,200	1,893,780
American International Group, Inc.	53,350	3,540,306
Berkshire Hathaway, Inc., Class B (a)	1,216	3,511,808
Chubb Corp.	13,045	1,249,059
UnumProvident Corp.	132,000	2,731,080
XL Capital Ltd., Class A	27,200	1,837,360
Insurance Total		16,731,219
Thrifts & Mortgage Finance – 0.8%
MGIC Investment Corp.	36,640	2,335,800
Thrifts & Mortgage Finance Total		2,335,800
FINANCIALS TOTAL		36,680,652
HEALTH CARE – 11.8%
Biotechnology – 2.1%
Amgen, Inc. (a)	20,193	1,524,369
MedImmune, Inc. (a)	42,230	1,540,973
Millennium Pharmaceuticals, Inc. (a)	261,800	2,743,664
Biotechnology Total		5,809,006
Health Care Equipment & Supplies – 3.7%
Bausch & Lomb, Inc.	19,800	1,370,358
Baxter International, Inc.	24,200	915,970
Biomet, Inc.	36,240	1,319,136
Stryker Corp.	29,500	1,363,490
Thermo Electron Corp. (a)	52,030	1,801,278
Waters Corp. (a)	42,930	1,834,399
Zimmer Holdings, Inc. (a)	22,800	1,577,304
Health Care Equipment & Supplies Total		10,181,935

	Shares	Value ($)
Health Care Providers & Services – 2.3%
AmerisourceBergen Corp.	33,280	1,530,547
Cardinal Health, Inc.	28,350	2,058,210
Emdeon Corp. (a)	161,140	1,698,416
McKesson Corp.	21,130	1,143,767
Health Care Providers & Services Total		6,430,940
Pharmaceuticals – 3.7%
Abbott Laboratories	60,499	2,672,846
Barr Pharmaceuticals, Inc. (a)	25,550	1,716,449
Endo Pharmaceuticals Holdings, Inc. (a)	76,756	2,419,349
Johnson & Johnson	42,000	2,421,300
Teva Pharmaceutical Industries Ltd., ADR	22,300	936,377
Pharmaceuticals Total		10,166,321
HEALTH CARE TOTAL		32,588,202
INDUSTRIALS – 6.8%
Aerospace & Defense – 1.1%
Honeywell International, Inc.	70,490	2,886,565
Aerospace & Defense Total		2,886,565
Air Freight & Logistics – 0.8%
United Parcel Service, Inc., Class B	29,200	2,181,532
Air Freight & Logistics Total		2,181,532
Airlines – 0.3%
UAL Corp. (a)	24,300	861,921
Airlines Total		861,921
Commercial Services & Supplies – 1.4%
ARAMARK Corp., Class B	81,500	2,319,490
Cintas Corp.	35,720	1,467,735
Commercial Services & Supplies Total		3,787,225
Industrial Conglomerates – 1.5%
General Electric Co.	72,400	2,379,788
Tyco International Ltd.	66,000	1,702,140
Industrial Conglomerates Total		4,081,928
Machinery – 1.0%
Dover Corp.	59,315	2,843,561
Machinery Total		2,843,561

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)    Columbia Balanced Fund

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.7%
Union Pacific Corp.	21,860	1,935,703
Road & Rail Total		1,935,703
INDUSTRIALS TOTAL		18,578,435
INFORMATION TECHNOLOGY – 12.9%
Communications Equipment – 2.3%
Avaya, Inc. (a)	158,600	1,763,632
Cisco Systems, Inc. (a)	141,750	2,869,020
Nortel Networks Corp. (a)	551,500	1,577,290
Communications Equipment Total		6,209,942
Computers & Peripherals – 2.2%
Dell, Inc. (a)	86,510	2,508,790
Hewlett-Packard Co.	47,350	1,553,554
International Business Machines Corp.	26,530	2,128,767
Computers & Peripherals Total		6,191,111
Electronic Equipment & Instruments – 0.5%
Symbol Technologies, Inc.	124,400	1,445,528
Electronic Equipment & Instruments Total		1,445,528
Internet Software & Services – 0.9%
VeriSign, Inc. (a)	107,100	2,533,986
Internet Software & Services Total		2,533,986
Semiconductors & Semiconductor Equipment – 2.9%
ATI Technologies, Inc. (a)	137,821	2,188,597
Broadcom Corp., Class A (a)	52,080	2,348,287
Intel Corp.	69,850	1,438,910
Linear Technology Corp.	54,000	1,990,440
Semiconductors & Semiconductor Equipment Total		7,966,234
Software – 4.1%
Electronic Arts, Inc. (a)	18,260	948,972
Microsoft Corp.	183,490	4,935,881
Oracle Corp. (a)	191,575	2,379,362
Symantec Corp. (a)	174,000	2,938,860
Software Total		11,203,075
INFORMATION TECHNOLOGY TOTAL		35,549,876

	Shares	Value ($)
MATERIALS – 1.5%
Chemicals – 0.5%
Dow Chemical Co.	27,800	1,196,234
Chemicals Total		1,196,234
Containers & Packaging – 1.0%
Smurfit-Stone Container Corp. (a)	213,200	2,797,184
Containers & Packaging Total		2,797,184
MATERIALS TOTAL		3,993,418
TELECOMMUNICATION SERVICES – 1.3%
Diversified Telecommunication Services – 0.4%
CenturyTel, Inc.	28,430	1,022,912
Diversified Telecommunication Services Total		1,022,912
Wireless Telecommunication Services – 0.9%
Sprint Nextel Corp.	101,278	2,433,710
Wireless Telecommunication Services Total		2,433,710
TELECOMMUNICATION SERVICES TOTAL		3,456,622
Total Common Stocks (cost of $152,291,605)		170,317,253
Corporate Fixed-Income Bonds & Notes – 11.9%	Par ($)
BASIC MATERIALS – 0.4%
Chemicals – 0.1%
Airgas, Inc.
9.125% 10/01/11	75,000	79,781
EquiStar Chemicals LP
10.125% 09/01/08	25,000	26,875
10.625% 05/01/11	25,000	27,000
Nalco Co.
7.750% 11/15/11	25,000	25,594
Chemicals Total		159,250
Forest Products & Paper – 0.1%
Boise Cascade LLC
7.125% 10/15/14	95,000	90,962
Westvaco Corp.
8.200% 01/15/30	225,000	260,530
Forest Products & Paper Total		351,492
Iron/Steel – 0.0%
Russel Metals, Inc.
6.375% 03/01/14	65,000	63,944
Iron/Steel Total		63,944

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)    Columbia Balanced Fund

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Metals & Mining – 0.2%
Alcan, Inc.
4.500% 05/15/13	500,000	473,155
Metals & Mining Total		473,155
BASIC MATERIALS TOTAL		1,047,841
COMMUNICATIONS – 1.6%
Media – 0.6%
Comcast Corp.
7.050% 03/15/33	375,000	403,777
DirecTV Holdings LLC
8.375% 03/15/13	96,000	103,440
EchoStar DBS Corp.
5.750% 10/01/08	90,000	88,987
6.625% 10/01/14	85,000	82,662
Emmis Operating Co.
6.875% 05/15/12	35,000	34,125
Lamar Media Corp.
7.250% 01/01/13	150,000	154,875
LIN Television Corp.
6.500% 05/15/13	50,000	48,000
R.H. Donnelley Finance Corp.
10.875% 12/15/12 (b)	115,000	129,375
Rogers Cable, Inc.
7.875% 05/01/12	100,000	107,500
Time Warner, Inc.
6.625% 05/15/29	425,000	431,957
Media Total		1,584,698
Telecommunication Services – 1.0%
American Towers, Inc.
7.250% 12/01/11	20,000	20,950
Deutsche Telekom International Finance BV
8.500% 06/15/10	525,000	577,438
New Cingular Wireless Services, Inc.
8.750% 03/01/31	250,000	332,968
Nextel Communications, Inc.
7.375% 08/01/15	175,000	185,274
Rogers Wireless, Inc.
7.500% 03/15/15	15,000	16,312
8.000% 12/15/12	30,000	32,175
Sprint Capital Corp.
6.875% 11/15/28	450,000	493,294
Verizon Global Funding Corp.
7.750% 12/01/30	700,000	817,798
Vodafone Group PLC
7.750% 02/15/10	350,000	379,451
Telecommunication Services Total		2,855,660
COMMUNICATIONS TOTAL		4,440,358

	Par ($)	Value ($)
CONSUMER CYCLICAL – 0.9%
Apparel – 0.0%
Phillips-Van Heusen Corp.
7.250% 02/15/11	30,000	30,750
Apparel Total		30,750
Auto Manufacturers – 0.1%
DaimlerChrysler NA Holding Corp.
8.500% 01/18/31	230,000	281,173
Auto Manufacturers Total		281,173
Auto Parts & Equipment – 0.0%
TRW Automotive, Inc.
9.375% 02/15/13	25,000	27,187
Auto Parts & Equipment Total		27,187
Entertainment – 0.1%
Cinemark USA, Inc.
9.000% 02/01/13	75,000	79,125
Speedway Motorsports, Inc.
6.750% 06/01/13	96,000	97,680
Warner Music Group
7.375% 04/15/14	60,000	60,300
Entertainment Total		237,105
Home Builders – 0.0%
K. Hovnanian Enterprises, Inc.
6.000% 01/15/10	25,000	23,875
6.375% 12/15/14	30,000	28,275
6.500% 01/15/14	5,000	4,763
KB Home
8.625% 12/15/08	75,000	79,312
Home Builders Total		136,225
Leisure Time – 0.1%
Royal Caribbean Cruises Ltd.
6.750% 03/15/08	45,000	46,125
6.875% 12/01/13	50,000	53,000
8.750% 02/02/11	55,000	61,806
Leisure Time Total		160,931
Lodging – 0.2%
Caesars Entertainment, Inc.
7.875% 03/15/10	45,000	48,150
8.875% 09/15/08	15,000	16,200
9.375% 02/15/07	35,000	36,225
Hilton Hotels Corp.
7.500% 12/15/17	20,000	22,062

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)    Columbia Balanced Fund

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
MGM Mirage
6.000% 10/01/09	45,000	44,663
8.500% 09/15/10	30,000	32,400
Starwood Hotels & Resorts Worldwide, Inc.
7.375% 05/01/07	150,000	153,750
Station Casinos, Inc.
6.875% 03/01/16	165,000	167,475
Wynn Las Vegas LLC
6.625% 12/01/14	70,000	69,125
Lodging Total		590,050
Retail – 0.4%
AmeriGas Partners LP.
7.125% 05/20/16	15,000	15,150
AutoNation, Inc.
9.000% 08/01/08	100,000	107,000
Couche-Tard
7.500% 12/15/13	125,000	130,312
Domino's, Inc.
8.250% 07/01/11	30,000	31,163
Group 1 Automotive, Inc.
8.250% 08/15/13	50,000	50,000
Lowe's Companies, Inc.
6.500% 03/15/29	700,000	784,226
Retail Total		1,117,851
CONSUMER CYCLICAL TOTAL		2,581,272
CONSUMER NON-CYCLICAL – 1.3%
Beverages – 0.4%
Bottling Group LLC
2.450% 10/16/06	700,000	688,838
Constellation Brands, Inc.
8.000% 02/15/08	175,000	182,437
Cott Beverages, Inc.
8.000% 12/15/11	165,000	170,363
Beverages Total		1,041,638
Commercial Services – 0.1%
Corrections Corp. of America
6.250% 03/15/13	25,000	24,875
7.500% 05/01/11	100,000	103,500
Iron Mountain, Inc.
7.750% 01/15/15	150,000	152,625
NationsRent Companies, Inc.
9.500% 10/15/10	20,000	21,900

	Par ($)	Value ($)
United Rentals, Inc.
7.750% 11/15/13	45,000	45,113
Commercial Services Total		348,013
Food – 0.3%
Kroger Co.
6.200% 06/15/12	400,000	410,252
Safeway, Inc.
4.950% 08/16/10	400,000	389,007
Food Total		799,259
Healthcare Products – 0.1%
Baxter FinCo BV
4.750% 10/15/10 (b)	375,000	365,639
Healthcare Products Total		365,639
Healthcare Services – 0.2%
Extendicare Health Services, Inc.
6.875% 05/01/14	30,000	28,800
9.500% 07/01/10	10,000	10,400
Fisher Scientific International, Inc.
6.750% 08/15/14	55,000	57,475
HCA, Inc.
6.950% 05/01/12	125,000	128,511
Triad Hospitals, Inc.
7.000% 05/15/12	25,000	25,625
WellPoint, Inc.
6.800% 08/01/12	300,000	323,683
Healthcare Services Total		574,494
Household Products/Wares – 0.2%
Fortune Brands, Inc.
5.125% 01/15/11	300,000	296,528
Scotts Co.
6.625% 11/15/13	70,000	71,400
Household Products/Wares Total		367,928
Pharmaceuticals – 0.0%
Omnicare, Inc.
6.750% 12/15/13	15,000	15,225
Pharmaceuticals Total		15,225
CONSUMER NON-CYCLICAL TOTAL		3,512,196

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)    Columbia Balanced Fund

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – 0.9%
Coal – 0.1%
Arch Western Finance LLC
6.750% 07/01/13	115,000	115,575
Massey Energy Co.
6.875% 12/15/13 (b)	40,000	40,200
Peabody Energy Corp.
6.875% 03/15/13	120,000	124,200
Coal Total		279,975
Oil & Gas – 0.5%
Chesapeake Energy Corp.
6.375% 06/15/15	15,000	15,000
7.500% 09/15/13	145,000	154,425
Devon Energy Corp.
7.950% 04/15/32	375,000	485,398
Marathon Oil Corp.
6.800% 03/15/32	300,000	345,089
Newfield Exploration Co.
6.625% 09/01/14	80,000	82,400
Plains Exploration & Production Co.
7.125% 06/15/14	90,000	94,275
Pogo Producing Co.
8.250% 04/15/11	20,000	20,850
Pride International, Inc.
7.375% 07/15/14	110,000	117,700
Vintage Petroleum, Inc.
7.875% 05/15/11	100,000	104,000
Oil & Gas Total		1,419,137
Oil & Gas Services – 0.1%
Hornbeck Offshore Services, Inc.
6.125% 12/01/14	50,000	49,750
Universal Compression, Inc.
7.250% 05/15/10	95,000	98,800
Oil & Gas Services Total		148,550
Pipelines – 0.2%
Atlas Pipeline Partners LP
8.125% 12/15/15 (b)	15,000	15,487
Kinder Morgan Energy Partners LP
7.300% 08/15/33	450,000	514,452
MarkWest Energy Partners LP
6.875% 11/01/14 (b)	45,000	42,187
Williams Companies, Inc.
6.375% 10/01/10 (b)	10,000	10,138
8.125% 03/15/12	85,000	93,500
Pipelines Total		675,764
ENERGY TOTAL		2,523,426

	Par ($)	Value ($)
FINANCIALS – 4.4%
Banks – 1.0%
Marshall & Ilsley Corp.
4.375% 08/01/09	700,000	684,975
U.S. Bank NA
6.375% 08/01/11	600,000	633,228
Wachovia Corp.
4.875% 02/15/14	300,000	290,504
Wells Fargo & Co.
4.520% 03/10/08 (c)	1,200,000	1,200,607
Banks Total		2,809,314
Diversified Financial Services – 2.5%
American General Finance Corp.
5.375% 09/01/09	475,000	476,330
Capital One Bank
4.875% 05/15/08	325,000	321,867
Citigroup, Inc.
5.000% 09/15/14	700,000	685,767
Countrywide Home Loans, Inc.
2.875% 02/15/07	600,000	587,016
General Electric Capital Corp.
5.000% 01/08/16	1,000,000	980,226
Goldman Sachs Group, Inc.
6.345% 02/15/34	370,000	386,333
HSBC Finance Corp.
5.000% 06/30/15	650,000	626,993
JPMorgan Chase Capital XV
5.875% 03/15/35	800,000	793,207
Lehman Brothers Holdings, Inc.
5.000% 01/14/11	600,000	595,162
Merrill Lynch & Co., Inc.
4.125% 01/15/09	500,000	485,097
Morgan Stanley
4.750% 04/01/14	400,000	381,406
SLM Corp.
5.125% 08/27/12	490,000	484,653
Diversified Financial Services Total		6,804,057
Insurance – 0.5%
Allstate Financial Global Funding II
2.625% 10/22/06 (b)	700,000	687,821
Genworth Financial, Inc.
4.750% 06/15/09	650,000	640,445
Insurance Total		1,328,266
Real Estate Investment Trusts (REITs) – 0.2%
Health Care Property Investors, Inc.
6.450% 06/25/12	500,000	519,430
Real Estate Investment Trusts Total		519,430

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)    Columbia Balanced Fund

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Savings & Loans – 0.2%
Washington Mutual, Inc.
4.200% 01/15/10	700,000	672,870
Savings & Loans Total		672,870
FINANCIALS TOTAL		12,133,937
INDUSTRIALS – 1.1%
Aerospace & Defense – 0.2%
DRS Technologies, Inc.
6.625% 02/01/16	25,000	25,250
L-3 Communications Corp.
7.625% 06/15/12	170,000	178,925
Lockheed Martin Corp.
8.500% 12/01/29	225,000	306,888
Sequa Corp.
9.000% 08/01/09	25,000	26,875
TransDigm, Inc.
8.375% 07/15/11	25,000	26,187
Aerospace & Defense Total		564,125
Auto Manufacturers – 0.1%
Ford Motor Credit Co.
7.375% 10/28/09	400,000	369,004
Auto Manufacturers Total		369,004
Environmental Control – 0.2%
Allied Waste North America, Inc.
6.375% 04/15/11	75,000	73,875
Waste Management, Inc.
7.375% 08/01/10	450,000	484,514
Environmental Control Total		558,389
Machinery-Diversified – 0.1%
Westinghouse Air Brake Technologies Corp.
6.875% 07/31/13	155,000	158,100
Machinery-Diversified Total		158,100
Miscellaneous Manufacturing – 0.0%
Bombardier, Inc.
6.300% 05/01/14 (b)	35,000	31,675
Miscellaneous Manufacturing Total		31,675

	Par ($)	Value ($)
Packaging & Containers – 0.1%
Jefferson Smurfit Corp.
8.250% 10/01/12	55,000	53,763
Owens-Illinois, Inc.
7.500% 05/15/10	90,000	91,800
Silgan Holdings, Inc.
6.750% 11/15/13	90,000	89,550
Smurfit-Stone Container Corp.
8.375% 07/01/12	25,000	24,625
Packaging & Containers Total		259,738
Transportation – 0.4%
Canadian National Railway Co.
7.195% 01/02/16	495,302	560,402
Offshore Logistics, Inc.
6.125% 06/15/13	105,000	98,962
Teekay Shipping Corp.
8.875% 07/15/11	60,000	66,450
Union Pacific Corp.
3.875% 02/15/09	500,000	481,152
Transportation Total		1,206,966
INDUSTRIALS TOTAL		3,147,997
TECHNOLOGY – 0.2%
Computers – 0.2%
International Business Machines Corp.
6.220% 08/01/27	400,000	432,441
Computers Total		432,441
Office/Business Equipment – 0.0%
Xerox Corp.
7.125% 06/15/10	30,000	31,050
Office/Business Equipment Total		31,050
Semiconductors – 0.0%
Freescale Semiconductor, Inc.
6.875% 07/15/11	65,000	67,031
Semiconductors Total		67,031
TECHNOLOGY TOTAL		530,522
UTILITIES – 1.1%
Electric – 0.9%
AES Corp.
7.750% 03/01/14	70,000	74,025
American Electric Power Co., Inc.
5.250% 06/01/15	350,000	343,719
CenterPoint Energy Houston Electric
5.750% 01/15/14	250,000	254,105

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)    Columbia Balanced Fund

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
CMS Energy Corp.
6.875% 12/15/15	20,000	20,450
8.500% 04/15/11	10,000	10,925
Edison Mission Energy
7.730% 06/15/09	15,000	15,563
Exelon Generation Co.
6.950% 06/15/11	500,000	532,635
Mirant North America LLC
7.375% 12/31/13 (b)	30,000	30,825
MSW Energy Holdings LLC
7.375% 09/01/10	20,000	20,700
Nevada Power Co.
5.875% 01/15/15	15,000	15,019
6.500% 04/15/12	30,000	30,937
NorthWestern Corp.
5.875% 11/01/14	5,000	5,013
NRG Energy, Inc.
7.250% 02/01/14	15,000	15,300
7.375% 02/01/16	15,000	15,413
Scottish Power PLC
5.375% 03/15/15	450,000	446,059
Virginia Electric & Power Co.
5.375% 02/01/07	700,000	700,707
Electric Total		2,531,395
Gas – 0.2%
Sempra Energy
4.750% 05/15/09	375,000	369,075
Gas Total		369,075
UTILITIES TOTAL		2,900,470
Total Corporate Fixed-Income Bonds & Notes (cost of $32,754,642)		32,818,019
Collateralized Mortgage Obligations – 8.9%
AGENCY – 6.3%
Federal Home Loan Mortgage Corp.
4.000% 09/15/15	4,320,000	4,183,150
4.000% 10/15/18	3,600,000	3,297,229
4.000% 10/15/26	3,300,000	3,215,637
4.500% 03/15/18	2,920,000	2,833,902
4.500% 10/15/18	1,840,000	1,811,905
4.500% 02/15/27	630,000	614,167
4.500% 08/15/28	720,000	692,495
6.500% 11/15/30	100,992	101,382
Federal National Mortgage Association
4.500% 11/25/14	630,000	618,505
6.500% 07/25/30	115,830	115,592
AGENCY TOTAL		17,483,964

	Par ($)	Value ($)
NON-AGENCY – 2.6%
Bear Stearns Asset Backed Securities, Inc.
5.000% 01/25/34	1,340,041	1,319,499
Countrywide Alternative Loan Trust
4.981% 03/25/34 (c)	3,765,728	3,777,457
SACO I, Inc.
0.001% 09/25/24 (c)	20,671	20,257
Structured Asset Securities Corp.
5.500% 05/25/33	791,037	773,378
5.500% 07/25/33	1,167,662	1,156,190
NON-AGENCY TOTAL		7,046,781
Total Collateralized Mortgage Obligations (cost of $25,031,646)		24,530,745
Government & Agency Obligations – 6.8%
FOREIGN GOVERNMENT OBLIGATIONS – 0.5%
Province of Ontario
3.500% 09/17/07	1,000,000	979,753
United Mexican States
7.500% 04/08/33	250,000	304,000
FOREIGN GOVERNMENT OBLIGATIONS TOTAL		1,283,753
U.S. GOVERNMENT AGENCIES – 0.1%
Federal Home Loan Bank
3.000% 05/15/06	250,000	249,060
U.S. GOVERNMENT AGENCIES TOTAL		249,060
U.S. GOVERNMENT OBLIGATIONS – 6.2%
U.S. Treasury Bonds
6.250% 08/15/23	5,835,000	6,899,432
7.250% 05/15/16	5,685,000	6,880,624
U.S. Treasury Inflation Index Notes
3.875% 01/15/09	2,340,332	2,476,089
U.S. Treasury Notes
3.500% 11/15/06	925,000	917,051
U.S. GOVERNMENT OBLIGATIONS TOTAL		17,173,196
Total Government & Agency Obligations (cost of $18,886,772)		18,706,009

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)    Columbia Balanced Fund

	Par ($)	Value ($)
Mortgage-Backed Securities – 5.6%
Federal Home Loan Mortgage Corp.
5.500% 12/01/18	1,302,090	1,307,537
5.500% 07/01/19	366,048	367,488
5.500% 08/01/35	1,713,225	1,699,199
6.000% 03/01/17	121,238	123,304
6.000% 04/01/17	731,702	744,173
6.000% 05/01/17	369,541	375,840
6.000% 08/01/17	225,558	229,403
6.500% 08/01/32	220,159	225,674
Federal National Mortgage Association
5.000% 07/01/18	92,528	91,499
5.000% 08/01/18	1,583,513	1,565,431
5.000% 10/01/18	474,824	469,401
5.000% 05/01/20	1,855,156	1,831,167
5.000% 06/01/20	822,966	812,324
5.000% 07/01/20	4,456,357	4,398,730
5.796% 07/01/32 (c)	687,553	684,491
Government National Mortgage Association
7.000% 10/15/31	104,730	109,445
7.000% 04/15/32	92,637	96,801
7.000% 05/15/32	112,892	117,966
Total Mortgage-Backed Securities (cost of $15,555,866)		15,249,873
Commercial Mortgage-Backed Securities – 1.8%
Bear Stearns Commercial Mortgage Securities
5.449% 12/11/40 (c)	500,000	503,865
Nationslink Funding Corp.
6.888% 11/10/30	4,380,000	4,453,891
Total Commercial Mortgage-Backed Securities (cost of $4,930,869)		4,957,756
Asset-Backed Securities – 1.7%
Cityscape Home Equity Loan Trust
7.410% 05/25/28	416,187	414,962
Federal Housing Administration
9.125% 03/25/33	1,526,177	1,511,679
First Alliance Mortgage Loan Trust
7.340% 06/20/27	111,504	111,350
IMC Home Equity Loan Trust
7.310% 11/20/28	1,246,552	1,244,485
7.520% 08/20/28	665,720	664,078
Salomon Brothers Mortgage Securities VII
7.150% 06/25/28	650,413	641,367
Total Asset-Backed Securities (cost of $4,639,846)		4,587,921

	Par ($)	Value ($)
Short-Term Obligation – 1.6%
Repurchase agreement with State Street Bank & Trust Co., dated 02/28/06, due 03/01/06 at 4.440%, collateralized by a U.S. Treasury Note maturing 08/15/10, market value of $4,492,463 (repurchase proceeds $4,400,543)	4,400,000	4,400,000
Total Short-Term Obligation (cost of $4,400,000)		4,400,000
Total Investments – 100.2% (cost of $258,491,246) (d)		275,567,576
Other Assets & Liabilities, Net – (0.2)%		(580,533)
Net Assets – 100.0%		274,987,043

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities, which are not illiquid, amounted to $1,353,347, which represents 0.5% of net assets.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2006.

(d)  Cost for federal income tax purposes is $258,776,606.

At February 28, 2006, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Common Stocks	61.9%
Corporate Fixed-Income Bonds & Notes	11.9
Collateralized Mortgage Obligations	8.9
Government & Agency Obligations	6.8
Mortgage-Backed Securities	5.6
Commercial Mortgage-Backed Securities	1.8
Asset-Backed Securities	1.7
Short-Term Obligation	1.6
Other Assets & Liabilities, Net	(0.2)
100.0%

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO

February 28, 2006 (Unaudited)  Columbia Oregon Intermediate Municipal Bond Fund

	Par ($)	Value ($)
Municipal Bonds – 97.8%
EDUCATION – 5.6%
Education – 5.6%
OR Facilities Authority Linfield College Project, Series 2005 A, 5.000% 10/01/20	1,825,000	1,925,941
OR Health Sciences University Series 1996 A, Insured: MBIA:
(a) 07/01/09	1,530,000	1,359,818
(a) 07/01/12	1,315,000	1,035,089
(a) 07/01/14	2,550,000	1,831,384
(a) 07/01/15	4,325,000	2,966,215
(a) 07/01/21	12,515,000	6,457,365
OR Health, Housing, Educational & Cultural Facilities Authority Linfield College Project, Series 1998 A:
4.650% 10/01/09	555,000	567,499
5.500% 10/01/18	1,000,000	1,033,640
Reed College Project, Series 1995 A: 5.300% 07/01/11	500,000	512,555
Insured: MBIA 5.100% 07/01/10	900,000	940,608
OR Multnomah County Educational Facilities Authority University of Portland Project:
Refunding, Series 1997, Insured: AMBAC 5.000% 04/01/11	1,150,000	1,190,054
Series 2000:
5.700% 04/01/15	1,000,000	1,058,310
6.000% 04/01/20	1,000,000	1,067,370
6.000% 04/01/25	500,000	532,715
Education Total		22,478,563
EDUCATION TOTAL		22,478,563
HEALTH CARE – 8.9%
Continuing Care Retirement – 0.3%
OR Albany Hospital Facility Authority Mennonite Home Albany, Series 2004 PJ-A:
4.750% 10/01/11	660,000	682,856
5.000% 10/01/12	680,000	712,449
Continuing Care Retirement Total		1,395,305

	Par ($)	Value ($)
Hospitals – 8.4%
OR Benton County Hospital Facilities Authority Samaritan Health Services Project, Refunding, Series 1998:
4.400% 10/01/07	220,000	222,268
4.800% 10/01/11	245,000	251,921
5.200% 10/01/17	2,255,000	2,323,259
OR Clackamas County Hospital Facility Authority Legacy Health System: Refunding, Series 2001:
4.600% 05/01/10	885,000	913,886
5.250% 05/01/21	4,890,000	5,165,747
5.750% 05/01/12	2,000,000	2,185,480
5.750% 05/01/16	1,500,000	1,622,550
Series 1999:
5.000% 02/15/16	1,010,000	1,046,148
5.500% 02/15/13	5,450,000	5,776,673
5.500% 02/15/14	2,385,000	2,527,957
Legacy Health System, IBC, Series 1999, Insured: MBIA 5.500% 02/15/13	495,000	527,324
OR Medford Hospital Facilities Authority Asante Health System, Series 1998 A, Insured: MBIA:
5.250% 08/15/10	485,000	507,441
5.250% 08/15/11	260,000	271,591
OR Multnomah County Hospital Facilities Authority Revenue Providence Health System, Series 2004, 5.250% 10/01/16	2,970,000	3,217,817
OR Salem Hospital Facility Authority Series 1998:
5.000% 08/15/18	2,000,000	2,056,280
5.250% 08/15/14	4,860,000	5,038,265
OR Umatilla County Hospital Facility Authority Catholic Health Initiatives, Series 2000 A, 5.750% 12/01/20	285,000	307,318
Hospitals Total		33,961,925

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Oregon Intermediate Municipal Bond Fund

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – 0.2%
OR Clackamas County Hospital Facility Authority Odd Fellows Home, Refunding, Series 1998 A, 5.875% 09/15/21	705,000	665,132
Nursing Homes Total		665,132
HEALTH CARE TOTAL		36,022,362
HOUSING – 4.3%
Assisted Living/Senior – 0.5%
OR Clackamas County Hospital Facility Authority Robison Jewish Home Project, Series 2005:
5.000% 10/01/19	1,000,000	1,006,020
5.125% 10/01/24	1,000,000	997,910
Assisted Living/Senior Total		2,003,930
Multi-Family – 1.2%
OR Clackamas County Housing Authority Multi-Family Housing, Easton Ridge, Series 1996 A, 5.800% 12/01/16	2,255,000	2,270,199
OR Washington County Housing Authority Affordable Housing Pool, Series 2002 A:
5.750% 07/01/23	1,000,000	1,024,580
6.000% 07/01/23	1,000,000	1,030,000
PR Commonwealth of Puerto Rico Housing Finance Corp. Multi-Family Mortgage, Portfolio A-1, Series 1990, Insured FHA 7.500% 04/01/22	305,000	308,443
Multi-Family Total		4,633,222

	Par ($)	Value ($)
Single-Family – 2.6%
OR Housing & Community Services Department Mortgage Single Family Program:
Series 1991 D, 6.700% 07/01/13	335,000	335,566
Series 1998 A, 4.850% 07/01/10	130,000	134,212
Series 1999 E, 5.375% 07/01/21	2,875,000	2,986,378
Series 1999 M, AMT, 5.800% 07/01/12	170,000	176,321
Series 2000 E, Insured: FHA:
5.700% 07/01/12	525,000	527,084
5.800% 07/01/14	470,000	472,007
6.000% 07/01/20	1,305,000	1,312,021
Series 2001 J, 5.150% 07/01/24	1,760,000	1,805,003
Series 2001 Q:
4.700% 07/01/15	570,000	586,450
4.900% 07/01/17	555,000	572,904
Series 2006 A, 4.300% 07/01/20	1,475,000	1,481,697
OR Housing Finance Revenue Series 1977, Insured: FHA 5.800% 07/01/09	150,000	150,888
Single-Family Total		10,540,531
HOUSING TOTAL		17,177,683
OTHER – 32.5%
Other – 0.9%
OR Health, Housing, Educational & Cultural Facilities Authority, Goodwill Industries Lane County, Series 1998 A, 6.650% 11/15/22 (b)	3,635,000	3,639,944
Other Total		3,639,944
Pool/Bond Bank – 0.3%
OR Economic Community Development Department Series 2000 A, Insured: MBIA 5.375% 01/01/11	1,105,000	1,162,935
Pool/Bond Bank Total		1,162,935

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Oregon Intermediate Municipal Bond Fund

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed (c) – 31.3%
OR Board of Higher Education Lottery Education Project, Series 1999 A: Pre-refunded 04/01/09, Insured: FSA 5.250% 04/01/13	1,600,000	1,697,152
Pre-refunded 04/01/11, Insured: FSA 5.000% 04/01/14	2,705,000	2,883,557
Series 2001 A, Pre-refunded 08/01/11:
5.250% 08/01/14	1,225,000	1,318,578
5.250% 08/01/16	4,550,000	4,897,574
OR Clackamas County Hospital Facility Authority Kaiser Permanente, Series 1998 A, Escrowed to Maturity, 5.375% 04/01/14	7,135,000	7,574,659
Robison Jewish Home Project, Series 1996, Pre-refunded 10/01/06, 6.250% 10/01/21	1,650,000	1,676,631
Willamette View, Inc. Project, Series 1999 A, Pre-refunded 11/01/09, 6.850% 11/01/15	1,480,000	1,640,728
OR Clackamas County School District No. 086, Series 2000, Pre-refunded 06/15/10, 6.000% 06/15/16	2,350,000	2,579,618
School District No. 108, Series 2001, Pre-refunded 06/15/11, Insured: FSA 5.375% 06/15/15	1,055,000	1,145,688
School District No. 12, North Clackamas, Series 1998, Pre-refunded 06/01/09, Insured: FGIC:
5.250% 06/01/11	1,000,000	1,054,120
5.250% 06/01/15	2,750,000	2,898,830
School District No. 62C, Series 2000, Pre-refunded 06/15/10, 5.375% 06/15/17	1,250,000	1,341,238

	Par ($)	Value ($)
School District No. 7J, Lake Oswega, Series 2001, Pre-refunded 06/01/11:
5.375% 06/01/15	2,450,000	2,659,303
5.375% 06/01/16	1,295,000	1,405,632
5.375% 06/01/17	2,535,000	2,751,565
OR Coos County School District No. 13, North Bend, Series 2002, Pre-refunded 06/15/12, Insured: FSA 5.500% 06/15/15	1,765,000	1,949,425
OR Department of Administrative Services Certificates of Participation, Series 1997 A, Pre-refunded 06/01/07, Insured: AMBAC 5.300% 05/01/08	750,000	773,685
OR Department of Transportation Highway User Tax, Series 2002 A, Pre-refunded 11/15/12, 5.500% 11/15/16	2,500,000	2,773,825
OR Deschutes County Hospital Facilities Authority Cascade Health Services, Inc., Series 2002, Pre-refunded 01/01/12:
5.500% 01/01/22	2,000,000	2,186,360
5.600% 01/01/27	5,550,000	6,096,064
5.600% 01/01/32	2,000,000	2,196,780
OR Deschutes County Certificates of Participation, Series 1998 A, Pre-refunded 06/01/09, 5.050% 06/01/17	420,000	439,505
School District No. 1, Series 2001 A, Pre-refunded 06/15/11, Insured: FSA 5.500% 06/15/18	1,000,000	1,091,940
OR Jackson County School District No. 4, Phoenix-Talent, Series 2001, Pre-refunded 06/15/11, Insured: FSA 5.500% 06/15/16	1,000,000	1,091,940
School District No. 9, Eagle Point, Series 2000, Pre-refunded 06/15/11, 5.625% 06/15/15	1,920,000	2,108,006

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Oregon Intermediate Municipal Bond Fund

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed (c) – (continued)
OR Josephine County School District No. 7, Grants Pass, Series 1995, Pre-refunded 06/01/07, Insured: FGIC 5.700% 06/01/13	2,000,000	2,056,660
OR Linn County Community School District No. 9, Lebanon, Series 2001, Pre-refunded 06/15/13, Insured: FGIC 5.550% 06/15/21	2,000,000	2,236,240
School District No. 9, Series 2001, Pre-refunded 06/15/13, Insured: FGIC 5.250% 06/15/15	405,000	444,585
OR Medford Hospital Facilities Authority Asante Health System, Series 1998 A, Pre-refunded 08/15/08, Insured: MBIA:
5.250% 08/15/10	1,015,000	1,066,258
5.250% 08/15/11	540,000	567,270
OR Metro Washington Park Zoo Series 1996 A, Pre-refunded 01/15/07, 5.300% 01/15/11	1,000,000	1,016,720
OR Multnomah County Certificates of Participation, Series 1998, Pre-refunded 08/01/08, 4.550% 08/01/10	235,000	243,028
School District No. 40, Series 2001, Pre-refunded 12/01/10, Insured: FSA 5.000% 12/01/14	1,790,000	1,902,860
School District No. 7, Reynolds, Series 2000, Pre-refunded 06/15/11:
5.625% 06/15/14	2,670,000	2,931,446
5.625% 06/15/17	1,000,000	1,097,920
OR Multnomah-Clackamas Counties Centennial School District No. 28-302, Series 2001, Pre-refunded 06/15/11, Insured: FGIC:
5.375% 06/15/16	2,055,000	2,231,648
5.375% 06/15/17	2,280,000	2,475,989
5.375% 06/15/18	2,490,000	2,704,040

	Par ($)	Value ($)
OR North Clackamas Parks & Recreation District Facilities Series 1993, Escrowed to Maturity, 5.700% 04/01/13	2,920,000	3,135,496
OR Northern Oregon Corrections Series 1997, Pre-refunded 09/15/07, Insured: AMBAC:
5.250% 09/15/12	1,000,000	1,027,820
5.300% 09/15/13	1,000,000	1,028,570
OR Portland Arena Gas Tax Series 1996, Pre-refunded 06/01/06, Insured: FSA:
(a) 06/01/16	1,100,000	592,284
(a) 06/01/17	2,320,000	1,168,955
OR Portland Community College District Series 2001 A, Pre-refunded 06/01/11:
5.375% 06/01/14	1,925,000	2,089,453
5.375% 06/01/16	2,705,000	2,936,088
5.375% 06/01/17	2,540,000	2,756,992
OR Powell Valley Water District Series 2000, Pre-refunded 08/01/09, 6.000% 02/01/15	620,000	668,168
OR Salem Water & Sewer Series 2000, Pre-refunded 06/01/10, Insured: FSA 5.300% 06/01/15	1,500,000	1,604,220
OR Umatilla County Hospital Facility Authority Catholic Health Initiatives, Series 2000 A, Escrowed to Maturity:
5.750% 12/01/20	245,000	268,344
6.000% 12/01/30	4,825,000	5,319,128
OR Washington & Clackamas Counties School District No. 23J, Tigard, Series 2002, Pre-refunded 06/15/12, Insured: MBIA 5.375% 06/15/17	1,500,000	1,646,265

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Oregon Intermediate Municipal Bond Fund

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed (c) – (continued)
OR Washington County School District No. 15, Forest Grove, Series 2001, Pre-refunded 06/15/11, Insured: FSA:
5.375% 06/15/13	2,070,000	2,247,937
5.375% 06/15/15	2,515,000	2,731,189
School District No. 48J, Beaverton: Series 1998, Pre-refunded 08/01/08, 5.250% 08/01/10	1,150,000	1,197,921
Series 1999, Pre-refunded 06/01/09, Insured: FGIC 5.100% 06/01/12	500,000	524,770
Series 2001, Pre-refunded 01/01/11:
5.125% 01/01/14	2,000,000	2,137,980
5.125% 01/01/17	1,820,000	1,945,562
5.125% 01/01/18	2,260,000	2,415,917
Series 2001, Pre-refunded 06/01/11, 5.500% 06/01/16	2,785,000	3,039,493
OR Washington, Multnomah & Yamhill Counties School District No. 1J: Series 1999, Pre-refunded 06/01/09, 5.250% 06/01/14	500,000	527,060
Series 2001, Pre-refunded 06/01/11, Insured: MBIA 5.000% 06/01/13	1,500,000	1,601,415
OR Yamhill County School District No. 029J, Series 2002, Pre-refunded 06/15/12, Insured: MBIA 5.250% 06/15/16	2,535,000	2,764,494
VI Virgin Islands Public Finance Authority Series 1989 A, Escrowed to Maturity, 7.300% 10/01/18	1,185,000	1,489,995
Refunded/Escrowed Total		126,072,583
OTHER TOTAL		130,875,462

	Par ($)	Value ($)
OTHER REVENUE – 2.2%
Recreation – 2.2%
OR Board of Higher Education Lottery Education Project: Series 1999 B, Insured: FSA 5.250% 04/01/15	1,315,000	1,391,270
Series 2003 A, Insured: FSA:
5.000% 04/01/14	1,830,000	1,977,333
5.000% 04/01/14	1,000,000	1,085,060
5.250% 04/01/11	4,000,000	4,232,000
Recreation Total		8,685,663
OTHER REVENUE TOTAL		8,685,663
TAX-BACKED – 34.4%
Local Appropriated – 0.5%
OR Deschutes & Jefferson County School District No. 02J, Series 2004 B, Insured: FGIC (a) 06/15/22	2,335,000	1,156,152
OR Multnomah County Certificates of Participation, Series 1998, 4.550% 08/01/10	765,000	788,378
Local Appropriated Total		1,944,530
Local General Obligations – 19.4%
OR Aurora Series 1999, 5.600% 06/01/24	1,205,000	1,266,033
OR Bend Municipal Airport Project Series 1999 B, AMT, 5.375% 06/01/13	150,000	156,643
OR Benton & Linn Counties School District No. 509J, Corvallis, Series 2003, Insured: FSA 5.000% 06/01/17	2,665,000	2,846,860
OR Canyonville South Umpqua Rural Fire District Series 2001, 5.400% 07/01/31	610,000	614,044
OR Clackamas & Washington Counties School District No. 003JT, Series 2003, Insured: FGIC (a) 06/15/17	4,000,000	2,488,120

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Oregon Intermediate Municipal Bond Fund

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
OR Clackamas Community College Series 2001, Insured: FGIC 5.250% 06/15/15	1,500,000	1,612,095
OR Clackamas County School District No. 007J, Lake Oswego, Refunding, Series 2005, Insured: FSA 5.250% 06/01/21	2,000,000	2,275,960
School District No. 108, Estacada, Series 2005, Insured: FSA 5.500% 06/15/25	2,485,000	2,930,958
OR Columbia County School District No. 502, Deferred Interest, Series 1999, Insured: FGIC:
(a) 06/01/13	1,685,000	1,272,411
(a) 06/01/14	1,025,000	738,635
OR Coos Bay Series 2000, 4.900% 09/01/07	1,030,000	1,040,640
OR Crook County School District, Series 2002, Insured: FSA 5.000% 02/01/14	2,860,000	3,055,653
OR Jackson County School District No. 009, Series 2005, Insured: MBIA:
5.500% 06/15/20	1,000,000	1,162,060
5.500% 06/15/21	1,410,000	1,644,864
School District No. 6, Central Point, Series 2000, 6.000% 06/15/09	1,090,000	1,173,821
OR Jefferson County School District No. 509J, Madras School District, Series 2002, Insured: FGIC 5.250% 06/15/18	1,075,000	1,158,388
OR Josephine County Unit School District, Three Rivers, Series 2005, Insured: FGIC:
5.000% 12/15/15	1,000,000	1,092,380
5.000% 12/15/16	1,000,000	1,091,510

	Par ($)	Value ($)
OR Lane County School District No. 19, Springfield, Refunding, Series 1997, Insured: FGIC:
6.000% 10/15/12	1,740,000	1,972,551
6.000% 10/15/14	1,310,000	1,516,967
School District No. 4J, Eugene, Refunding, Series 2002:
5.000% 07/01/12	1,000,000	1,075,760
5.250% 07/01/13	1,000,000	1,097,460
OR Lincoln County School District, Series 1995, Insured: FGIC 5.600% 06/15/10	3,480,000	3,703,520
OR Linn Benton Community College Series 2001, Insured: FGIC (a) 06/15/13	1,000,000	752,230
Series 2002, Insured: FGIC (a) 06/15/14	1,000,000	720,800
OR Linn County Community School District No. 9, Lebanon, Series 2001, Insured: FGIC 5.250% 06/15/15	305,000	333,078
OR Madras Aquatic Center District Series 2005, 5.000% 06/01/22	1,695,000	1,763,614
OR Metro Series 2002, 5.250% 09/01/14	3,130,000	3,399,587
OR Multnomah-Clackamas Counties School District No. 10JT, Series 2003 A, Insured: FSA 5.250% 06/15/12	1,000,000	1,089,350
OR Portland Limited Tax Series 2001 B:
(a) 06/01/12	1,750,000	1,382,097
(a) 06/01/13	1,500,000	1,132,710
(a) 06/01/16	3,500,000	2,296,070
(a) 06/01/18	4,000,000	2,387,600
(a) 06/01/19	4,000,000	2,272,600
(a) 06/01/20	4,000,000	2,171,680

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Oregon Intermediate Municipal Bond Fund

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
OR Rogue Community College District, Refunding, Series 2005, Insured: MBIA:
5.000% 06/15/15	1,015,000	1,108,096
5.000% 06/15/16	1,050,000	1,142,358
5.000% 06/15/17	1,255,000	1,361,211
OR Salem-Keizer School District No. 24J, Series 2004, Insured: FSA 5.000% 06/15/18	2,000,000	2,145,760
OR Tualatin Hills Park & Recreation District Series 1998, Insured: FGIC 5.750% 03/01/14	990,000	1,124,630
OR Washington & Clackamas Counties Deferred Interest, Series 1999 A, (a) 06/01/10	1,520,000	1,283,914
School District No. 23J, Tigard: Series 2000, (a) 06/15/18	2,700,000	1,604,934
Series 2005, Insured: MBIA 5.000% 06/15/21	6,575,000	7,257,945
OR Washington County Criminal Justice Facilities, Refunding, Series 1998, 5.000% 12/01/10	1,400,000	1,434,230
OR Washington, Multnomah & Yamhill Counties
School District No. 1J, Series 1998, 5.000% 11/01/13	1,100,000	1,191,674
OR Yamhill County School District No. 029J, Series 2005, Insured: FGIC 5.500% 06/15/21	1,000,000	1,166,570
School District No. 40, Series 1997, Insured: FGIC 6.000% 06/01/09	500,000	538,035
Local General Obligations Total		78,048,106

	Par ($)	Value ($)
Special Property Tax – 6.9%
OR Hood River Urban Renewal Agency Series 1996, 6.250% 12/15/11	985,000	1,014,343
OR Lebanon Urban Renewal Agency Series 1999, 5.625% 06/01/19	1,000,000	1,050,160
Series 2000:
5.750% 06/01/15	1,120,000	1,163,814
6.000% 06/01/20	1,580,000	1,661,797
OR Medford Urban Renewal Series 1996, 5.875% 09/01/10	500,000	505,095
OR Portland Airport Way Urban Renewal & Redevelopment Convention Center, Series 2000 A, Insured: AMBAC:
5.750% 06/15/17	1,500,000	1,638,930
5.750% 06/15/18	2,050,000	2,239,871
OR Portland Limited Tax Series 2003 A, 3.400% 06/01/13	975,000	960,911
OR Portland River District Urban Renewal & Redevelopment Series 2003 A, Insured: AMBAC:
5.000% 06/15/17	1,500,000	1,602,840
5.000% 06/15/18	3,070,000	3,274,462
5.000% 06/15/20	2,000,000	2,133,200
OR Portland Urban Renewal & Redevelopment South Park Blocks, Series 2000 A, Insured: AMBAC:
5.750% 06/15/17	2,065,000	2,256,260
5.750% 06/15/19	2,580,000	2,818,960
OR Redmond Urban Renewal Agency Downtown Area B, Series 1999:
5.650% 06/01/13	720,000	743,580
5.850% 06/01/19	785,000	811,572
South Airport Industrial Area A, Series 1999, 5.700% 06/01/19	650,000	663,416
OR Seaside Urban Renewal Agency Greater Seaside Urban Renewal, Series 2001, 5.250% 06/01/15	1,000,000	1,034,720
OR Veneta Urban Renewal Agency Series 2001:
5.375% 02/15/16	700,000	738,171
5.625% 02/15/21	1,100,000	1,156,078

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Oregon Intermediate Municipal Bond Fund

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
OR Wilsonville Limited Tax Improvement Series 1998, 5.000% 12/01/10	250,000	250,988
Special Property Tax Total		27,719,168
State Appropriated – 3.8%
OR Department of Administrative Services Certificates of Participation, Refunding,
Series 1999 A, Insured: AMBAC:
4.500% 05/01/12	1,020,000	1,050,060
5.000% 05/01/13	4,240,000	4,455,138
5.000% 05/01/14	1,000,000	1,050,740
Series 2002 B, Insured: MBIA 5.250% 05/01/10	840,000	893,575
Series 2002 C, Insured: MBIA:
5.250% 11/01/15	1,000,000	1,079,660
5.250% 11/01/17	5,000,000	5,369,800
Series 2002 E, Insured: FSA 5.000% 11/01/13	1,470,000	1,570,386
State Appropriated Total		15,469,359
State General Obligations – 3.8%
OR Board of Higher Education Deffered Interest, Series 2001 A, (a) 08/01/17	1,050,000	651,892
Series 1996 A, (a) 08/01/14	490,000	351,095
Series 2001 A:
5.250% 08/01/14	255,000	274,403
5.250% 08/01/16	780,000	838,157
Series 2004 A, 5.000% 08/01/12	2,075,000	2,228,550
Series 2004 D, 5.000% 08/01/24	3,620,000	3,850,015
OR Elderly & Disabled Housing Series 2001 B, 4.950% 08/01/20	985,000	1,015,052
OR State Series 1980, 9.200% 10/01/08	385,000	438,384
Series 2002 A, 5.250% 10/15/15	1,735,000	1,891,341

	Par ($)	Value ($)
OR Veterans Welfare Series 1980, 8.000% 07/01/08	580,000	637,600
Series 1995, 5.850% 10/01/15	300,000	306,372
Series 2000 80A, 5.700% 10/01/32	1,740,000	1,742,279
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority Series 2004 A, 5.000% 07/01/30	1,000,000	1,050,330
State General Obligations Total		15,275,470
TAX-BACKED TOTAL		138,456,633
TRANSPORTATION – 2.6%
Airports – 0.5%
OR Eugene Airport Refunding, Series 2000, AMT:
5.650% 05/01/07	555,000	566,250
5.700% 05/01/08	515,000	533,066
OR Port of Portland International Airport Refunding, Series 1998 12B, Insured: FGIC 5.250% 07/01/12	1,000,000	1,048,190
Airports Total		2,147,506
Ports – 0.7%
OR Port Morrow Series 2000, 6.700% 06/01/20	2,000,000	2,002,180
OR Port of St. Helens Series 1999:
5.600% 08/01/14	315,000	322,034
5.750% 08/01/19	425,000	435,974
Ports Total		2,760,188
Transportation – 1.4%
OR Tri-County Metropolitan Transportation District Series 1999 1, 5.400% 06/01/19	4,200,000	4,380,810
Series 2003 A, 5.000% 09/01/15	1,000,000	1,073,990
Transportation Total		5,454,800
TRANSPORTATION TOTAL		10,362,494

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Oregon Intermediate Municipal Bond Fund

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – 7.3%
Investor Owned – 2.2%
OR Port of St. Helens Pollution Control Portland General Electric Co.: Series 1985 A, 4.800% 04/01/10	5,195,000	5,252,457
Series 1985 B, 4.800% 06/01/10	3,500,000	3,540,040
Investor Owned Total		8,792,497
Municipal Electric – 3.2%
OR Emerald Peoples Utility District
Series 1996, Insured: FGIC:
7.350% 11/01/10	2,160,000	2,502,792
7.350% 11/01/11	2,000,000	2,370,780
7.350% 11/01/12	2,490,000	3,007,621
7.350% 11/01/13	2,675,000	3,299,051
Series 2003 A, Insured: FSA 5.250% 11/01/20	605,000	658,694
OR Eugene Electric Utilities System Refunding, Series 2001 B, Insured: FSA 5.250% 08/01/13	1,040,000	1,119,133
Total Municipal Electric		12,958,071
Water & Sewer – 1.9%
OR Myrtle Point Water Series 2000, 6.000% 12/01/20	510,000	541,421
OR Portland Sewer System Refunding, Series 1997 A, Insured: FGIC 5.000% 06/01/12	2,835,000	2,885,463
OR Sheridan Water Refunding, Series 1998, 5.350% 04/01/18	300,000	308,532
Series 2000:
6.200% 05/01/15	625,000	666,237
6.450% 05/01/20	520,000	556,546

	Par ($)	Value ($)
OR Washington County Housing Authority Clean Water Services Sewer, Series 2004 Lien, Insured: MBIA 5.000% 10/01/13	2,310,000	2,501,545
Water & Sewer Total		7,459,744
UTILITIES TOTAL		29,210,312
Total Municipal Bonds (cost of $375,648,200)		393,269,172
Investment Company – 0.0%	Shares
Dreyfus Tax-Exempt Cash Management Fund	1,230	1,230
Total Investment Company (cost of $1,230)		1,230
Short-Term Obligations – 1.2%	Par ($)
VARIABLE RATE DEMAND NOTES (d) – 1.2%
FL Pinellas County Health Facility Authority Pooled Hospital Loan Program, Series 1985, LOC: Wachovia Bank N.A. 2.770% 12/01/15	500,000	500,000
IA Woodbury County Educational Facility Siouxland Medical Educational Foundation, Inc., Series 1996, LOC: U.S. Bank N.A. 3.090% 11/01/16	100,000	100,000
MI Eastern Michigan University Refunding, Series 2001, Insured: FGIC 2.770% 06/01/27	200,000	200,000
MI Health & Educational Facilities Authority Bethesda Health Group, Inc., Series 2001 A, 2.820% 08/01/31	100,000	100,000
MN Higher Education Facilities Authority St. Olaf College, Series 2002 5-M1, LOC: Harris Trust & Savings Bank 2.770% 10/01/32	200,000	200,000

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Oregon Intermediate Municipal Bond Fund

	Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (d) – (continued)
MS Jackson County Pollution Control Chevron Corp.: Series 1992, 2.800% 12/01/16	100,000	100,000
Series 1993, 2.800% 06/01/23	400,000	400,000
SD Lawrence County Pollution Control Homestake Mining Company, Refunding, Series 1997 B, LOC: JPMorgan Chase Bank N.A.:
2.700% 07/01/32	100,000	100,000
2.800% 07/01/32	1,000,000	1,000,000
TX Bell County Health Facilities Development Corp. Series 2000 B-1, SPA: Morgan Guaranty Trust 2.780% 08/15/29	1,000,000	1,000,000
WI Health & Educational Facilities Authority ProHealth Care, Inc., Series 2001 B, 2.770% 08/15/30	900,000	900,000
WY Uinta County Pollution Control Chevron Corp., Series 1993, 2.800% 08/15/20	300,000	300,000
VARIABLE RATE DEMAND NOTES TOTAL		4,900,000
Total Short-Term Obligations (cost of $4,900,000)		4,900,000
Total Investments – 99.0% (cost of $380,549,430) (e)		398,170,402
Other Assets & Liabilities, Net – 1.0%		3,874,236
Net Assets – 100.0%		402,044,638

Notes to Investment Portfolio:

(a)  Zero coupon bond.

(b)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At February 28, 2006, the value of this security, which is not illiquid, represents 0.9% of net assets.

Security	Acquisition Date	Acquisition Cost
OR Health, Housing, Educational & Cultural Facilities Authority, Goodwill Industries Lane County, Series 1998 A, 6.650% 11/15/22	06/17/98	$3,635,000

(c)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)  Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of February 28, 2006.

(e)  Cost for federal income tax purposes is $380,394,292.

At February 28, 2006, the composition of the Fund by revenue source is as follows:

Holdings By Revenue Source	% of Net Assets
Tax-Backed	34.4%
Other	32.5
Health Care	8.9
Utilities	7.3
Education	5.6
Housing	4.3
Transportation	2.6
Other Revenue	2.2
Investment Company	0.0
Short-Term Obligations	1.2
Other Assets & Liabilities, Net	1.0
100.0%

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FSA	Financial Security Assurance, Inc.

IBC	Insured Bond Certificates

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand by Purchase Agreement

See Accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO

February 28, 2006 (Unaudited)  Columbia Conservative High Yield Fund

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – 95.9%
BASIC MATERIALS – 4.9%
Chemicals – 2.6%
Chemicals-Diversified – 1.2%
EquiStar Chemicals LP
10.125% 09/01/08	7,270,000	7,815,250
10.625% 05/01/11	880,000	950,400
NOVA Chemicals Corp.
6.500% 01/15/12	5,025,000	4,842,844
7.561% 11/15/13 (a)(b)	2,260,000	2,302,375
		15,910,869
Chemicals-Specialty – 0.6%
Nalco Co. 7.750% 11/15/11	7,595,000	7,775,381
		7,775,381
Industrial-Gases – 0.8%
Airgas, Inc. 9.125% 10/01/11	9,423,000	10,023,716
		10,023,716
Chemicals Total		33,709,966
Forest Products & Paper – 1.3%
Paper & Related Products – 1.3%
Boise Cascade LLC 7.125% 10/15/14	16,910,000	16,191,325
		16,191,325
Forest Products & Paper Total		16,191,325
Iron/Steel – 1.0%
Steel-Producers – 1.0%
Russel Metals, Inc. 6.375% 03/01/14	8,885,000	8,740,619
United States Steel Corp. 9.750% 05/15/10	4,055,000	4,404,744
		13,145,363
Iron/Steel Total		13,145,363
BASIC MATERIALS TOTAL		63,046,654
COMMUNICATIONS – 12.8%
Media – 8.6%
Cable TV – 4.1%
DirecTV Holdings
6.375% 06/15/15	2,670,000	2,656,650
8.375% 03/15/13	9,232,000	9,947,480

	Par ($)	Value ($)
EchoStar DBS Corp.
5.750% 10/01/08	11,720,000	11,588,150
6.625% 10/01/14	8,170,000	7,945,325
Rogers Cable, Inc.
6.250% 06/15/13	9,665,000	9,616,675
7.875% 05/01/12	11,000,000	11,825,000
		53,579,280
Multimedia – 2.0%
Emmis Operating Co. 6.875% 05/15/12	8,520,000	8,307,000
Lamar Media Corp. 7.250% 01/01/13	17,123,000	17,679,497
		25,986,497
Publishing-Periodicals – 1.9%
Dex Media West LLC 9.875% 08/15/13	7,350,000	8,149,313
R.H. Donnelley Finance Corp.
10.875% 12/15/12 (a)	12,235,000	13,764,375
10.875% 12/15/12	2,150,000	2,418,750
		24,332,438
Television – 0.6%
LIN Television Corp. 6.500% 05/15/13	8,025,000	7,704,000
		7,704,000
Media Total		111,602,215
Telecommunication Services – 4.2%
Cellular Telecommunications – 2.4%
Nextel Communications, Inc. 7.375% 08/01/15	13,250,000	14,027,871
Rogers Wireless, Inc.
7.500% 03/15/15	7,765,000	8,444,437
8.000% 12/15/12	7,475,000	8,016,938
		30,489,246
Telephone-Integrated – 1.5%
Citizens Communications Co. 9.000% 08/15/31	6,705,000	7,157,588
Qwest Corp. 8.875% 03/15/12	10,995,000	12,341,887
		19,499,475

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Conservative High Yield Fund

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Wireless Equipment – 0.3%
American Towers, Inc. 7.250% 12/01/11	3,565,000	3,734,337
		3,734,337
Telecommunication Services Total		53,723,058
COMMUNICATIONS TOTAL		165,325,273
CONSUMER CYCLICAL – 21.1%
Apparel – 0.5%
Apparel Manufacturers – 0.5%
Phillips-Van Heusen Corp. 7.250% 02/15/11	6,125,000	6,278,125
		6,278,125
Apparel Total		6,278,125
Auto Manufacturers – 0.4%
Auto-Medium & Heavy Duty Trucks – 0.4%
Navistar International Corp. 7.500% 06/15/11	5,230,000	5,269,225
		5,269,225
Auto Manufacturers Total		5,269,225
Auto Parts & Equipment – 0.9%
Auto/Truck Parts & Equipment-Original – 0.9%
Accuride Corp. 8.500% 02/01/15	6,655,000	6,588,450
TRW Automotive, Inc. 9.375% 02/15/13	4,555,000	4,953,563
		11,542,013
Auto Parts & Equipment Total		11,542,013
Entertainment – 3.0%
Music – 0.9%
Warner Music Group 7.375% 04/15/14	10,855,000	10,909,275
		10,909,275
Racetracks – 1.1%
Speedway Motorsports, Inc. 6.750% 06/01/13	14,183,000	14,431,202
		14,431,202

	Par ($)	Value ($)
Theaters – 1.0%
Cinemark USA, Inc. 9.000% 02/01/13	12,760,000	13,461,800
		13,461,800
Entertainment Total		38,802,277
Home Builders – 2.2%
Building-Residential/Commercial – 2.2%
Beazer Homes USA, Inc. 6.875% 07/15/15	7,300,000	7,008,000
K. Hovnanian Enterprises, Inc.
6.000% 01/15/10	4,865,000	4,646,075
6.375% 12/15/14	4,160,000	3,920,800
6.500% 01/15/14	6,315,000	6,015,037
KB Home
5.875% 01/15/15	5,730,000	5,314,575
8.625% 12/15/08	1,665,000	1,760,738
		28,665,225
Home Builders Total		28,665,225
Home Furnishings – 0.6%
Home Furnishings – 0.6%
Sealy Mattress Co. 8.250% 06/15/14	7,780,000	8,130,100
		8,130,100
Home Furnishings Total		8,130,100
Leisure Time – 2.3%
Cruise Lines – 1.6%
Royal Caribbean Cruises Ltd.
6.875% 12/01/13	6,125,000	6,492,500
8.750% 02/02/11	12,215,000	13,726,606
		20,219,106
Leisure & Recreational Products – 0.7%
Leslie's Poolmart 7.750% 02/01/13	8,630,000	8,716,300
		8,716,300
Leisure Time Total		28,935,406
Lodging – 7.7%
Casino Hotels – 6.5%
Caesars Entertainment, Inc.
7.875% 03/15/10	7,460,000	7,982,200
9.375% 02/15/07	875,000	905,625

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Conservative High Yield Fund

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL– (continued)
Lodging – (continued)
Casino Hotels – (continued)
CCM Merger, Inc. 8.000% 08/01/13 (a)	7,575,000	7,593,937
Chukchansi Economic Development Authority 8.000% 11/15/13 (a)	4,425,000	4,557,750
Kerzner International Ltd. 6.750% 10/01/15 (a)	7,485,000	7,428,863
MGM Mirage
6.000% 10/01/09	21,580,000	21,418,150
8.500% 09/15/10	3,565,000	3,850,200
Station Casinos, Inc. 6.875% 03/01/16	15,270,000	15,499,050
Wynn Las Vegas LLC 6.625% 12/01/14	13,830,000	13,657,125
		82,892,900
Hotels & Motels – 1.2%
Hilton Hotels Corp. 7.500% 12/15/17	3,260,000	3,596,111
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/12	11,005,000	12,119,256
		15,715,367
Lodging Total		98,608,267
Retail – 3.5%
Retail-Automobiles – 1.8%
AutoNation, Inc. 9.000% 08/01/08	14,030,000	15,012,100
Group 1 Automotive, Inc. 8.250% 08/15/13	8,045,000	8,045,000
		23,057,100
Retail-Convenience Store – 0.8%
Couche-Tard 7.500% 12/15/13	10,230,000	10,664,775
		10,664,775
Retail-Propane Distributors – 0.3%
AmeriGas Partners LP 7.125% 05/20/16	3,240,000	3,272,400
		3,272,400

	Par ($)	Value ($)
Retail-Restaurants – 0.6%
Domino's, Inc. 8.250% 07/01/11	7,680,000	7,977,600
		7,977,600
Retail Total		44,971,875
CONSUMER CYCLICAL TOTAL		271,202,513
CONSUMER NON-CYCLICAL – 17.2%
Beverages – 2.9%
Beverages-Non-Alcoholic – 1.5%
Cott Beverages, Inc. 8.000% 12/15/11	19,030,000	19,648,475
		19,648,475
Beverages-Wine/Spirits – 1.4%
Constellation Brands, Inc.
8.000% 02/15/08	3,318,000	3,459,015
8.125% 01/15/12	13,660,000	14,360,075
		17,819,090
Beverages Total		37,467,565
Commercial Services – 5.3%
Commercial Services – 2.4%
Iron Mountain, Inc.
7.750% 01/15/15	7,450,000	7,580,375
8.625% 04/01/13	14,355,000	14,893,312
Mac-Gray Corp. 7.625% 08/15/15 (a)	7,825,000	7,981,500
		30,455,187
Funeral Services & Related Items – 0.6%
Stewart Enterprises, Inc. 7.750% 02/15/13 (a)	8,105,000	7,841,588
		7,841,588
Private Corrections – 1.4%
Corrections Corp. of America
6.250% 03/15/13	595,000	592,025
7.500% 05/01/11	16,505,000	17,082,675
		17,674,700

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Conservative High Yield Fund

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Rental Auto/Equipment – 0.9%
NationsRent, Inc. 9.500% 10/15/10	4,035,000	4,418,325
United Rentals, Inc.
7.000% 02/15/14	7,100,000	6,851,500
7.750% 11/15/13	845,000	847,113
		12,116,938
Commercial Services Total		68,088,413
Food – 0.6%
Food-Miscellaneous/Diversified – 0.6%
Del Monte Corp. 6.750% 02/15/15 (a)	7,705,000	7,705,000
		7,705,000
Food Total		7,705,000
Healthcare Services – 6.5%
Medical-HMO – 1.2%
Coventry Health Care, Inc. 5.875% 01/15/12	15,290,000	15,309,112
		15,309,112
Medical-Hospitals – 3.3%
Community Health Systems, Inc. 6.500% 12/15/12	2,550,000	2,511,750
HCA, Inc. 6.950% 05/01/12	21,295,000	21,893,136
Triad Hospitals, Inc.
7.000% 05/15/12	14,653,000	15,019,325
7.000% 11/15/13	2,975,000	3,004,750
		42,428,961
Medical-Nursing Homes – 0.6%
Extendicare Health Services, Inc.
6.875% 05/01/14	7,125,000	6,840,000
9.500% 07/01/10	1,280,000	1,331,200
		8,171,200
Medical-Outpatient/Home Medical – 0.2%
Select Medical Corp. 7.625% 02/01/15	2,725,000	2,350,313
		2,350,313

	Par ($)	Value ($)
Medical Products – 1.2%
Fisher Scientific International, Inc. 6.750% 08/15/14	14,060,000	14,692,700
		14,692,700
Healthcare Services Total		82,952,286
Household Products/Wares – 0.6%
Consumer Products-Miscellaneous – 0.6%
Scotts Co. 6.625% 11/15/13	7,940,000	8,098,800
		8,098,800
Household Products/Wares Total		8,098,800
Pharmaceuticals – 1.3%
Medical-Generic Drugs – 0.4%
Mylan Laboratories, Inc. 6.375% 08/15/15	5,940,000	6,029,100
		6,029,100
Medical-Wholesale Drug Distribution – 0.6%
AmerisourceBergen Corp. 5.625% 09/15/12 (a)	7,700,000	7,661,500
		7,661,500
Pharmacy Services – 0.3%
Omnicare, Inc. Series 2005 B, 6.750% 12/15/13	3,410,000	3,461,150
		3,461,150
Pharmaceuticals Total		17,151,750
CONSUMER NON-CYCLICAL TOTAL		221,463,814
ENERGY – 15.6%
Coal – 3.8%
Coal – 3.8%
Arch Western Finance LLC 6.750% 07/01/13	16,320,000	16,401,600
Massey Energy Co. 6.875% 12/15/13 (a)	7,475,000	7,512,375
Peabody Energy Corp.
5.875% 04/15/16	2,775,000	2,719,500
6.875% 03/15/13	21,665,000	22,423,275
		49,056,750
Coal Total		49,056,750

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Conservative High Yield Fund

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – 6.7%
Oil & Gas Drilling – 0.6%
Pride International, Inc. 7.375% 07/15/14	7,025,000	7,516,750
		7,516,750
Oil Companies-Exploration & Production – 5.8%
Chesapeake Energy Corp.
6.375% 06/15/15	18,435,000	18,435,000
7.500% 09/15/13	6,465,000	6,885,225
7.750% 01/15/15	425,000	451,562
Compton Petroleum Corp. 7.625% 12/01/13	4,105,000	4,187,100
Newfield Exploration Co. 6.625% 09/01/14	15,240,000	15,697,200
Plains Exploration & Production Co. 7.125% 06/15/14	12,720,000	13,324,200
Pogo Producing Co.
6.625% 03/15/15 (a)	6,950,000	6,967,375
8.250% 04/15/11	2,980,000	3,106,650
Vintage Petroleum, Inc.
7.875% 05/15/11	3,085,000	3,208,400
8.250% 05/01/12	2,045,000	2,188,150
		74,450,862
Oil Refining & Marketing – 0.3%
Tesoro Corp. 6.625% 11/01/15 (a)	4,385,000	4,428,850
		4,428,850
Oil & Gas Total		86,396,462
Oil & Gas Services – 2.5%
Oil-Field Services – 1.6%
Hornbeck Offshore Services, Inc. Series B, 6.125% 12/01/14	7,975,000	7,935,125
Universal Compression, Inc. 7.250% 05/15/10	12,265,000	12,755,600
		20,690,725
Oil Field Machinery & Equipment – 0.9%
Grant Prideco, Inc. 6.125% 08/15/15 (a)	11,215,000	11,355,188
		11,355,188
Oil & Gas Services Total		32,045,913

	Par ($)	Value ($)
Pipelines – 2.6%
Pipelines – 2.6%
Atlas Pipeline Partners LP 8.125% 12/15/15 (a)	3,245,000	3,350,463
MarkWest Energy Partners LP 6.875% 11/01/14 (a)	8,600,000	8,062,500
Williams Companies, Inc.
6.375% 10/01/10 (a)	4,090,000	4,146,237
8.125% 03/15/12	16,370,000	18,007,000
		33,566,200
Pipelines Total		33,566,200
ENERGY TOTAL		201,065,325
FINANCIALS – 1.3%
Diversified Financial Services – 0.6%
Finance-Investment Banker/Broker – 0.6%
E*Trade Financial Corp. 7.375% 09/15/13	7,300,000	7,537,250
LaBranche & Co., Inc. 11.000% 05/15/12	745,000	828,813
		8,366,063
Diversified Financial Services Total		8,366,063
Real Estate Investment Trusts – 0.7%
REITS-Hotels – 0.7%
Host Marriott LP 6.375% 03/15/15	8,775,000	8,796,937
		8,796,937
Real Estate Investment Trusts Total		8,796,937
FINANCIALS TOTAL		17,163,000
INDUSTRIALS – 16.0%
Aerospace & Defense – 2.5%
Aerospace/Defense-Equipment – 1.2%
DRS Technologies, Inc. 6.625% 02/01/16	4,560,000	4,605,600
Sequa Corp. 9.000% 08/01/09	4,970,000	5,342,750
TransDigm, Inc. 8.375% 07/15/11	5,505,000	5,766,487
		15,714,837
Electronics-Military – 1.3%
L-3 Communications Corp.
6.375% 10/15/15 (a)	6,155,000	6,155,000
7.625% 06/15/12	9,960,000	10,482,900
		16,637,900
Aerospace & Defense Total		32,352,737

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Conservative High Yield Fund

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Environmental Control – 1.2%
Non-Hazardous Waste Disposal – 1.2%
Allied Waste North America, Inc.
5.750% 02/15/11	2,400,000	2,304,000
6.375% 04/15/11	7,600,000	7,486,000
6.500% 11/15/10	5,475,000	5,447,625
		15,237,625
Environmental Control Total		15,237,625
Machinery-Diversified – 1.9%
Machinery-General Industry – 1.9%
Manitowoc Co., Inc. 7.125% 11/01/13	7,365,000	7,585,950
Westinghouse Air Brake Technologies Corp. 6.875% 07/31/13	16,475,000	16,804,500
		24,390,450
Machinery-Diversified Total		24,390,450
Miscellaneous Manufacturing – 0.8%
Diversified Manufacturing Operators – 0.8%
Bombardier, Inc. 6.300% 05/01/14 (a)	5,805,000	5,253,525
Trinity Industries, Inc. 6.500% 03/15/14	5,800,000	5,800,000
		11,053,525
Miscellaneous Manufacturing Total		11,053,525
Packaging & Containers – 5.4%
Containers-Metal/Glass – 4.7%
Ball Corp. 6.875% 12/15/12	20,742,000	21,053,130
Crown Americas LLC & Crown Americas Capital Corp. 7.750% 11/15/15 (a)	5,375,000	5,603,437
Owens-Brockway Glass Container, Inc. 8.875% 02/15/09	7,225,000	7,541,094
Owens-Illinois, Inc. 7.500% 05/15/10	11,000,000	11,220,000
Silgan Holdings, Inc. 6.750% 11/15/13	15,100,000	15,024,500
		60,442,161

	Par ($)	Value ($)
Containers-Paper/Plastic – 0.7%
Jefferson Smurfit Corp. 8.250% 10/01/12	3,745,000	3,660,738
Smurfit-Stone Container Corp. 8.375% 07/01/12	5,185,000	5,107,225
		8,767,963
Packaging & Containers Total		69,210,124
Transportation – 4.2%
Transportation-Marine – 3.2%
Overseas Shipholding Group 8.250% 03/15/13	9,775,000	10,410,375
Stena AB 7.500% 11/01/13	10,270,000	10,103,113
Teekay Shipping Corp. 8.875% 07/15/11	18,911,000	20,943,932
		41,457,420
Transportation-Services – 1.0%
Offshore Logistics, Inc. 6.125% 06/15/13	13,530,000	12,752,025
		12,752,025
Transportation Total		54,209,445
INDUSTRIALS TOTAL		206,453,906
TECHNOLOGY – 1.3%
Office/Business Equipment – 0.3%
Office Automation & Equipment – 0.3%
Xerox Corp. 7.125% 06/15/10	3,345,000	3,462,075
		3,462,075
Office/Business Equipment Total		3,462,075
Semiconductors – 1.0%
Electronic Components-Semiconductors – 1.0%
Freescale Semiconductor, Inc. 6.875% 07/15/11	12,675,000	13,071,094
		13,071,094
Semiconductors Total		13,071,094
TECHNOLOGY TOTAL		16,533,169

See Accompanying Notes to Financial Statements.

February 28, 2006 (Unaudited)  Columbia Conservative High Yield Fund

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – 5.7%
Electric – 5.2%
Electric-Generation – 1.9%
AES Corp. 7.750% 03/01/14	17,840,000	18,865,800
Edison Mission Energy 7.730% 06/15/09	4,780,000	4,959,250
		23,825,050
Electric-Integrated – 2.1%
CMS Energy Corp.
6.875% 12/15/15	2,630,000	2,689,175
8.500% 04/15/11	1,645,000	1,797,163
Nevada Power Co.
5.875% 01/15/15 (a)	5,000,000	5,006,250
6.500% 04/15/12	3,950,000	4,073,437
NorthWestern Corp. 5.875% 11/01/14 (a)	975,000	977,438
TECO Energy, Inc.
6.750% 05/01/15 (a)	6,320,000	6,636,000
7.000% 05/01/12	5,675,000	5,972,937
		27,152,400
Independent Power Producer – 1.2%
Mirant North America LLC 7.375% 12/31/13 (a)	6,510,000	6,689,025
MSW Energy Holdings LLC 7.375% 09/01/10	3,780,000	3,912,300
NRG Energy, Inc.
7.250% 02/01/14	2,545,000	2,595,900
7.375% 02/01/16	2,545,000	2,614,987
		15,812,212
Electric Total		66,789,662
Gas – 0.5%
Gas-Distribution – 0.5%
Colorado Interstate Gas Co. 6.800% 11/15/15 (a)	6,285,000	6,536,400
		6,536,400
Gas Total		6,536,400
UTILITIES TOTAL		73,326,062
Total Corporate Fixed-Income Bonds & Notes (cost of $1,237,682,748)		1,235,579,716

	Par ($)	Value ($)
Short-Term Obligation – 2.9%
Repurchase agreement with State Street Bank & Trust Co., dated 02/28/06, due 03/01/06 at 4.440%, collateralized by a U.S. Treasury Note maturing 10/15/09, market value of $38,313,169 (repurchase proceeds $37,562,362)	37,558,000	37,558,000
Total Short-Term Obligation (cost of $37,558,000)		37,558,000
Total Investments – 98.8% (cost of $1,268,870,381) (c)		1,273,137,716
Other Assets & Liabilities, Net – 1.2%		15,223,945
Net Assets – 100.0%		1,288,361,661

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities, which are not illiquid, amounted to $155,516,951, which represents 12.1% of net assets.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2006.

(c)  Cost for federal income tax purposes is $1,275,240,748.

At February 28,2006, the asset allocation of the fund is as follows;

Asset Allocation	% of Net Assets
Corporate Fixed-Income Bonds & Notes	95.9%
Short-Term Obligation	2.9
Other Assets & Liabilities, Net	1.2
100.0%

Acronym	Name
REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

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STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2006 (Unaudited)  Columbia Funds

	International Stock Fund ($)	Mid Cap Growth Fund ($)	Small Cap Growth Fund I ($)	Real Estate Equity Fund ($)	Technology Fund ($)
Assets:
Investments, at identified cost (including short-term obligations)	1,128,823,646	682,297,629	152,926,379	328,820,376	134,497,187
Investments, at value	1,366,654,520	909,768,804	206,189,766	653,554,790	148,603,706
Repurchase agreement	15,197,000	21,432,000	1,593,000	12,155,000	8,593,000
Total investments, at value	1,381,851,520	931,200,804	207,782,766	665,709,790	157,196,706
Cash	2,278	100	171,451	915	977
Foreign currency (cost of $4,265,06, $—, $—, $—, $—, $1,466, $—, $— and $—, respectively)	4,269,700	—	—	—	—
Receivable for:
Investments sold	18,941,594	1,384,504	1,195,886	—	2,477,900
Capital stock sold	443,735	1,036,455	468,103	399,407	5,040,189
Interest	1,874	2,643	197	1,500	1,060
Dividends	1,459,650	613,325	7,225	502,703	9,366
Foreign tax reclaim	347,612	—	—	—	—
Deferred Trustees' compensation plan	80,293	27,389	7,407	12,254	3,794
Other assets	101,043	14,114	14,455	21,326	—
Total assets	1,407,499,299	934,279,334	209,647,490	666,647,895	164,729,992
Liabilities:
Payable for:
Investments purchased	18,897,825	376,118	1,270,915	—	4,994,657
Capital stock redeemed	—	—	615,917	1,365,867	172,947
Distributions	1,905,141	—	124	—	—
Investment advisory fee	873,549	563,544	143,155	386,059	98,887
Transfer agent fee	49,807	74,781	18,380	24,823	—
Pricing and bookkeeping fees	16,780	13,645	7,302	12,856	2,480
Directors' fees	—	—	—	—	—
Service and distribution fees	119,436	16,857	238	24,782	23,355
Custody fee	50,203	3,536	2,059	1,891	—
Registration fees	—	—	—	—	5,707
Reports to shareholders	53,422	76,308	21,997	73,462	4,958
Chief compliance officer expenses	2,239	1,654	869	1,534	721
Deferred Trustees' fees	80,293	27,389	7,407	12,254	3,794
Foreign capital gains tax payable	623,632	—	—	—	—
Other liabilities	—	—	—	—	711
Total liabilities	22,672,327	1,153,832	2,088,363	1,903,528	5,308,217
Net Assets	1,384,826,972	933,125,502	207,559,127	664,744,367	159,421,775
Net Assets consist of:
Paid-in capital	1,176,058,384	684,873,573	143,259,842	275,710,175	130,620,420
Undistributed (overdistributed) net investment income	(65,486)	—	—	(4,566,726)	—
Accumulated net investment loss	—	(1,144,532)	(986,916)	—	(459,831)
Accumulated net realized gain (loss)	(43,565,917)	493,286	10,429,814	56,711,504	6,562,466
Unrealized appreciation (depreciation) on:
Investments	253,027,874	248,903,175	54,856,387	336,889,414	22,699,519
Foreign currency translations	(4,251)	—	—	—	(799)
Foreign capital gains tax	(623,632)	—	—	—	—
Net Assets	1,384,826,972	933,125,502	207,559,127	664,744,367	159,421,775

See Accompanying Notes to Financial Statements.

  Columbia Funds

	Strategic Investor Fund ($)	Balanced Fund ($)	Oregon Intermediate Municipal Bond Fund ($)	Conservative High Yield Fund ($)
Assets:
Investments, at identified cost (including short-term obligations)	390,272,630	258,491,246	380,549,430	1,268,870,381
Investments, at value	405,190,006	271,167,576	398,170,402	1,235,579,716
Repurchase agreement	79,464,000	4,400,000	—	37,558,000
Total investments, at value	484,654,006	275,567,576	398,170,402	1,273,137,716
Cash	65	507	38,403	729
Foreign currency (cost of $4,265,06, $—, $—, $—, $—, $1,466, $—, $— and $—, respectively)	1,470	—	—	—
Receivable for:
Investments sold	860,509	1,921,519	—	—
Capital stock sold	995,232	126,642	100,926	1,212,448
Interest	9,801	827,750	4,510,746	22,928,671
Dividends	545,080	164,724	—	—
Foreign tax reclaim	2,537	2,231	—	—
Deferred Trustees' compensation plan	20,230	7,709	8,169	20,576
Other assets	7,709	—	—	147,087
Total assets	487,096,639	278,618,658	402,828,646	1,297,447,227
Liabilities:
Payable for:
Investments purchased	259,164	2,470,143	—	1,762,682
Capital stock redeemed	1,156,034	896,344	211,589	2,624,078
Distributions	—	—	333,278	3,855,533
Investment advisory fee	277,267	114,151	155,242	566,237
Transfer agent fee	54,913	45,721	24,865	—
Pricing and bookkeeping fees	15,519	20,245	19,726	18,655
Directors' fees	—	884	—	—
Service and distribution fees	109,734	8,578	2,444	146,277
Custody fee	9,166	7,171	3,486	9,358
Registration fees	13,776	8,232	9,623	—
Reports to shareholders	37,845	24,778	11,655	79,879
Chief compliance officer expenses	1,223	972	1,106	2,291
Deferred Trustees' fees	20,230	7,709	8,169	20,576
Foreign capital gains tax payable	—	—	—	—
Other liabilities	—	26,687	2,825	—
Total liabilities	1,954,871	3,631,615	784,008	9,085,566
Net Assets	485,141,768	274,987,043	402,044,638	1,288,361,661
Net Assets consist of:
Paid-in capital	371,262,154	277,319,367	385,097,291	1,306,699,343
Undistributed (overdistributed) net investment income	727,315	362,130	98,697	(10,110,453)
Accumulated net investment loss	—	—	—	—
Accumulated net realized gain (loss)	18,771,593	(19,770,784)	(772,322)	(12,494,564)
Unrealized appreciation (depreciation) on:
Investments	94,381,376	17,076,330	17,620,972	4,267,335
Foreign currency translations	(670)	—	—	—
Foreign capital gains tax	—	—	—	—
Net Assets	485,141,768	274,987,043	402,044,638	1,288,361,661

See Accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2006 (Unaudited)  Columbia Funds

	International Stock Fund ($)	Mid Cap Growth Fund (a)($)	Small Cap Growth Fund I (b)($)	Real Estate Equity Fund ($)	Technology Fund ($)
Class A
Net assets	270,328,339	10,949,236	457,720	42,216,094	57,750,606
Shares outstanding	15,259,465	432,913	14,526	1,596,649	5,591,064
Net asset value per share (c)(d)	17.72	25.29	31.51	26.44	10.33
Maximum sales charge	5.75	5.75	5.75	5.75	5.75
Maximum offering price per share (e)	18.80	26.83	33.43	28.05	10.96
Class B
Net assets	55,026,217	7,991,596	150,686	13,112,556	6,478,863
Shares outstanding	3,169,772	324,045	4,790	495,532	640,919
Net asset value and offering price per share (c)(d)	17.36	24.66	31.46	26.46	10.11
Class C
Net assets	28,235,197	1,447,378	77,878	5,055,992	13,171,471
Shares outstanding	1,620,042	58,569	2,475	191,257	1,300,126
Net asset value and offering price per share (c)(d)	17.43	24.71	31.46	26.44	10.13
Class D
Net assets	814,602	425,929	—	3,957,209	27,527
Shares outstanding	46,592	17,257	—	149,583	2,706
Net asset value and offering price per share (c)(d)	17.48	24.68	—	26.46	10.17
Class G
Net assets	3,281,529	756,159	—	—	—
Shares outstanding	189,133	30,741	—	—	—
Net asset value and offering price per share (c)(d)	17.35	24.60	—	—	—
Class R
Net assets	—	10,186	—	—	—
Shares outstanding	—	403	—	—	—
Net asset value and offering price per share (c)(d)	—	25.28	—	—	—
Class T
Net assets	—	30,236,599	—	—	—
Shares outstanding	—	1,193,665	—	—	—
Net asset value per share (c)	—	25.33	—	—	—
Maximum sales charge	—	5.75	—	—	—
Maximum offering price per share (e)	—	26.88	—	—	—
Class Z
Net assets	1,027,141,088	881,308,419	206,872,843	600,402,516	81,993,308
Shares outstanding	57,626,177	34,408,005	6,558,964	22,690,439	7,864,425
Net asset value and offering price per share (d)	17.82	25.61	31.54	26.46	10.43

(a) Class R shares were initially offered on January 23, 2006.

(b) Classes A, B and C were initially offered on November 1, 2005.

(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(d) Redemption price per share is equal to net asset value less any applicable redemption fees.

(e) On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

  Columbia Funds

	Strategic Investor Fund ($)	Balanced Fund ($)	Oregon Intermediate Municipal Bond Fund ($)	Conservative High Yield Fund ($)
Class A
Net assets	185,022,983	3,972,158	5,063,653	215,333,240
Shares outstanding	8,899,128	177,631	411,700	25,254,642
Net asset value per share (c)(d)	20.79	22.36	12.30	8.53
Maximum sales charge	5.75	5.75	3.25	4.75
Maximum offering price per share (e)	22.06	23.72	12.71	8.96
Class B
Net assets	53,916,987	7,893,095	1,124,068	79,006,420
Shares outstanding	2,633,870	353,507	91,390	9,265,970
Net asset value and offering price per share (c)(d)	20.47	22.33	12.30	8.53
Class C
Net assets	45,615,847	1,175,240	559,983	14,258,955
Shares outstanding	2,227,709	52,633	45,528	1,672,326
Net asset value and offering price per share (c)(d)	20.48	22.33	12.30	8.53
Class D
Net assets	467,904	239,638	723,859	45,214,264
Shares outstanding	22,866	10,734	58,852	5,302,806
Net asset value and offering price per share (c)(d)	20.46	22.32	12.30	8.53
Class G
Net assets	—	—	—	—
Shares outstanding	—	—	—	—
Net asset value and offering price per share (c)(d)	—	—	—	—
Class R
Net assets	—	—	—	—
Shares outstanding	—	—	—	—
Net asset value and offering price per share (c)(d)	—	—	—	—
Class T
Net assets	—	—	—	—
Shares outstanding	—	—	—	—
Net asset value per share (c)	—	—	—	—
Maximum sales charge	—	—	—	—
Maximum offering price per share (e)	—	—	—	—
Class Z
Net assets	200,118,047	261,706,912	394,573,075	934,548,782
Shares outstanding	9,607,528	11,711,177	32,079,912	109,603,781
Net asset value and offering price per share (d)	20.83	22.35	12.30	8.53

See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended February 28, 2006 (Unaudited)  Columbia Funds

	International Stock Fund ($)	Mid Cap Growth Fund ($)	Small Cap Growth Fund I ($)	Real Estate Equity Fund ($)	Technology Fund ($)
Net Investment Income Income
Dividends	6,786,409	2,729,495	96,715	12,837,414	109,829
Interest	151,666	267,916	81,980	903,523	81,984
Foreign taxes withheld	(316,978)	(3,541)	—	(13,827)	(1,130)
Total income	6,621,097	2,993,870	178,695	13,727,110	190,683
Expenses
Investment advisory fee	5,331,555	3,412,263	893,257	2,801,240	415,909
Distribution fee:
Class B	181,235	25,733	151	50,219	15,493
Class C	81,375	3,718	103	17,748	19,088
Class D	2,912	1,611	—	14,976	92
Class G	12,184	2,397	—	—	—
Class R	—	6	—	—	—
Service Fee:
Class A	272,604	9,900	110	53,128	36,808
Class B	60,412	8,577	50	16,740	5,164
Class C	27,125	1,236	34	5,915	6,307
Class D	970	537	—	4,992	31
Class G	5,624	1,106	—	—	—
Shareholder services fee – Class T	—	42,899	—	—	—
Transfer agent fee	440,408	422,245	120,743	350,774	42,414
Pricing and bookkeeping fees	84,273	79,444	44,645	78,388	31,702
Directors' fees	16,818	14,415	6,346	14,834	3,858
Custody fee	318,208	17,932	13,291	10,282	9,163
Registration fees	56,751	51,223	27,961	47,500	32,168
Reports to shareholders	54,892	84,164	22,610	87,832	9,583
Chief compliance officer expenses (See Note 4)	7,109	6,231	3,225	6,050	2,489
Non-recurring costs (See Note 9)	7,937	5,217	1,264	4,613	531
Other expenses	55,227	56,317	35,141	52,446	15,712
Total Operating Expenses	7,017,619	4,247,171	1,168,931	3,617,677	646,512
Interest expense	20,665	—	528	417	—
Total Expenses	7,038,284	4,247,171	1,169,459	3,618,094	646,512
Fees waived by Distributor:
Class C	—	—	—	—	—
Class D	—	—	—	—	—
Fees waived by Transfer Agent	(315,273)	(115,187)	(2,454)	(13,205)	(4,659)
Non-recurring costs assumed by Investment
Advisor (See Note 9)	(7,937)	(5,217)	(1,264)	(4,613)	(531)
Custody earnings credit	(52,738)	(364)	(130)	(17)	(1,685)
Net Expenses	6,662,336	4,126,403	1,165,611	3,600,259	639,637
Net Investment Income (Loss)	(41,239)	(1,132,533)	(986,916)	10,126,851	(448,954)

See Accompanying Notes to Financial Statements.

  Columbia Funds

	Strategic Investor Fund ($)	Balanced Fund ($)	Oregon Intermediate Municipal Bond Fund ($)	Conservative High Yield Fund ($)
Net Investment Income Income
Dividends	2,585,135	921,361	—	—
Interest	2,078,957	2,854,651	9,301,282	47,724,382
Foreign taxes withheld	—	—	—	—
Total income	4,664,092	3,776,012	9,301,282	47,724,382
Expenses
Investment advisory fee	1,875,817	726,486	1,005,643	3,863,705
Distribution fee:
Class B	192,958	29,845	4,346	312,140
Class C	158,313	3,842	2,141	59,997
Class D	1,859	912	2,796	190,248
Class G	—	—	—	—
Class R	—	—	—	—
Service Fee:
Class A	218,614	4,489	5,517	311,341
Class B	64,319	9,948	1,449	104,047
Class C	52,770	1,281	714	19,999
Class D	620	303	932	63,416
Class G	—	—	—	—
Shareholder services fee – Class T	—	—	—	—
Transfer agent fee	309,568	165,824	83,082	432,064
Pricing and bookkeeping fees	76,348	68,002	76,477	88,547
Directors' fees	10,007	9,253	8,955	24,288
Custody fee	28,472	17,795	10,636	29,053
Registration fees	48,855	32,565	30,850	76,503
Reports to shareholders	55,729	26,029	14,967	135,184
Chief compliance officer expenses (See Note 4)	4,798	3,711	4,246	7,186
Non-recurring costs (See Note 9)	3,066	1,792	2,462	8,484
Other expenses	37,596	43,686	37,623	77,037
Total Operating Expenses	3,139,709	1,145,763	1,292,836	5,803,239
Interest expense	—	—	—	—
Total Expenses	3,139,709	1,145,763	1,292,836	5,803,239
Fees waived by Distributor:
Class C	—	—	(999)	(11,999)
Class D	—	—	(1,305)	(38,049)
Fees waived by Transfer Agent	(58,474)	(15,815)	(7,173)	(21,371)
Non-recurring costs assumed by Investment
Advisor (See Note 9)	(3,066)	(1,792)	(2,462)	(8,484)
Custody earnings credit	(543)	(35)	(1,012)	(19,695)
Net Expenses	3,077,626	1,128,121	1,279,885	5,703,641
Net Investment Income (Loss)	1,586,466	2,647,891	8,021,397	42,020,741

See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended February 28, 2006 (Unaudited)  Columbia Funds

	International Stock Fund ($)	Mid Cap Growth Fund (a)($)	Small Cap Growth Fund I (b)($)	Real Estate Equity Fund ($)	Technology Fund ($)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Foreign Capital Gains Tax, Futures Contracts and Written Options
Net realized gain (loss) on:
Investments	109,153,470	23,094,371	15,056,508	71,170,887	9,109,901
Foreign currency transactions	(1,013,654)	(22,030)	(9,755)	—	(2,625)
Foreign capital gains tax	(992,912)	—	—	—	—
Futures contracts	—	—	—	—	—
Written options	—	—	—	—	(4,440)
Net realized gain (loss)	107,146,904	23,072,341	15,046,753	71,170,887	9,102,836
Change in net unrealized appreciation (depreciation) on:
Investments	74,127,741	105,745,974	17,370,359	(15,121,907)	12,318,237
Foreign currency translations	(12,013)	(59)	—	—	(799)
Foreign capital gains tax	(623,632)	—	—	—	—
Futures contracts	—	—	—	—	—
Written options	—	—	—	—	2,920
Net change in net unrealized appreciation (depreciation)	73,492,096	105,745,915	17,370,359	(15,121,907)	12,320,358
Net Gain (Loss)	180,639,000	128,818,256	32,417,112	56,048,980	21,423,194
Net Increase Resulting From Operations	180,597,761	127,685,723	31,430,196	66,175,831	20,974,240

(a) Class R shares were initially offered on January 23, 2006.

(b) Classes A, B and C were initially offered on November 1, 2005.

See Accompanying Notes to Financial Statements.

  Columbia Funds

	Strategic Investor Fund ($)	Balanced Fund ($)	Oregon Intermediate Municipal Bond Fund ($)	Conservative High Yield Fund ($)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Foreign Capital Gains Tax, Futures Contracts and Written Options
Net realized gain (loss) on:
Investments	27,423,387	10,724,338	6,550	(2,918,008)
Foreign currency transactions	(49,257)	—	—	—
Foreign capital gains tax	—	—	—	—
Futures contracts	—	60,938	—	—
Written options	—	—	—	—
Net realized gain (loss)	27,374,130	10,785,276	6,550	(2,918,008)
Change in net unrealized appreciation (depreciation) on:
Investments	167,929	(2,492,567)	(5,112,162)	(11,888,377)
Foreign currency translations	(2,877)	—	—	—
Foreign capital gains tax	—	—	—	—
Futures contracts	—	5,469	—	—
Written options	—	—	—	—
Net change in net unrealized appreciation (depreciation)	165,052	(2,487,098)	(5,112,162)	(11,888,377)
Net Gain (Loss)	27,539,182	8,298,178	(5,105,612)	(14,806,385)
Net Increase Resulting From Operations	29,125,648	10,946,069	2,915,785	27,214,356

See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

  Columbia Funds

	International Stock Fund		Mid Cap Growth Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended February 28, 2006 ($)	Year Ended August 31, 2005 (a)($)	(Unaudited) Six Months Ended February 28, 2006 (b)($)	Year Ended August 31, 2005 ($)
Operations
Net investment income (loss)	(41,239)	14,193,962	(1,132,533)	(4,630,893)
Net realized gain on investments and foreign currency transactions,
net of foreign capital gains tax	107,146,904	62,496,349	23,072,341	119,631,326
Net change in unrealized appreciation (depreciation) on
investments and foreign currency translations, net of foreign
capital gains tax	73,492,096	53,053,677	105,745,915	117,840,750
Net increase resulting from operations	180,597,761	129,743,988	127,685,723	232,841,183
Distributions to Shareholders
From net investment income:
Class A	(1,897,373)	(6,207)	—	—
Class B	(28,284)	—	—	—
Class C	(13,322)	—	—	—
Class D	(382)	—	—	—
Class G	(3,482)	—	—	—
Class Z	(9,672,983)	(3,041,056)	—	—
From net realized gains:
Class A	(2,668,119)	—	(109,235)	—
Class B	(613,184)	—	(92,907)	—
Class C	(289,740)	—	(12,559)	—
Class D	(8,320)	—	(5,866)	—
Class G	(38,588)	—	(10,098)	—
Class T	—	—	(375,814)	—
Class Z	(10,376,676)	—	(10,607,269)	—
Total distributions to shareholders	(25,610,453)	(3,047,263)	(11,213,748)	—
Net Capital Share Transactions	176,371,434	332,899,857	(25,110,473)	(253,558,502)
Redemption Fees	19,207	61,174	—	—
Net increase (decrease) in net assets	331,377,949	459,657,756	91,361,502	(20,717,319)
Net Assets
Beginning of period	1,053,449,023	593,791,267	841,764,000	862,481,319
End of period	1,384,826,972	1,053,449,023	933,125,502	841,764,000
Undistributed (overdistributed) net investment income, at end of period	(65,486)	11,591,579	—	—
Accumulated net investment loss, at end of period	—	—	(1,144,532)	(11,999)

	Small Cap Growth Fund I		Real Estate Equity Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended February 28, 2006 (c)($)	Year Ended August 31, 2005 ($)	(Unaudited) Six Months Ended February 28, 2006 ($)	Year Ended August 31, 2005 ($)
Operations
Net investment income (loss)	(986,916)	(2,978,014)	10,126,851	30,056,402
Net realized gain on investments and foreign currency transactions,
net of foreign capital gains tax	15,046,753	102,209,847	71,170,887	81,089,198
Net change in unrealized appreciation (depreciation) on
investments and foreign currency translations, net of foreign
capital gains tax	17,370,359	(3,864,358)	(15,121,907)	74,511,099
Net increase resulting from operations	31,430,196	95,367,475	66,175,831	185,656,699
Distributions to Shareholders
From net investment income:
Class A	—	—	(780,384)	(1,382,574)
Class B	—	—	(193,571)	(366,492)
Class C	—	—	(66,659)	(94,718)
Class D	—	—	(56,587)	(117,799)
Class G	—	—	—	—
Class Z	—	—	(13,591,537)	(32,021,396)
From net realized gains:
Class A	(955)	—	(5,027,442)	(3,329,894)
Class B	(1,289)	—	(1,591,961)	(1,146,743)
Class C	(452)	—	(555,755)	(270,229)
Class D	—	—	(462,275)	(366,470)
Class G	—	—	—	—
Class T	—	—	—	—
Class Z	(6,483,989)	—	(82,518,380)	(77,132,968)
Total distributions to shareholders	(6,486,685)	—	(104,844,551)	(116,229,283)
Net Capital Share Transactions	(32,043,158)	(423,725,008)	(123,967,333)	(165,370,335)
Redemption Fees	—	—	—	—
Net increase (decrease) in net assets	(7,099,647)	(328,357,533)	(162,636,053)	(95,942,919)
Net Assets
Beginning of period	214,658,774	543,016,307	827,380,420	923,323,339
End of period	207,559,127	214,658,774	664,744,367	827,380,420
Undistributed (overdistributed) net investment income, at end of period	—	—	(4,566,726)	(4,839)
Accumulated net investment loss, at end of period	(986,916)	—	—	—

(a) Class G shares were initially offered on March 18, 2005.

(b) Class R shares were initially offered on January 23, 2006.

(c) Classes A, B and C were initially offered on November 1, 2005.

See Accompanying Notes to Financial Statements.

  Columbia Funds

See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

  Columbia Funds

	Technology Fund		Strategic Investor Fund		Balanced Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended February 28, 2006 ($)	Year Ended August 31, 2005 ($)	(Unaudited) Six Months Ended February 28, 2006 ($)	Year Ended August 31, 2005 ($)	(Unaudited) Six Months Ended February 28, 2006 ($)	Year Ended August 31, 2005 ($)
Operations
Net investment income (loss)	(448,954)	(646,865)	1,586,466	3,249,223	2,647,891	8,190,456
Net realized gain on investments, foreign currency transactions,
futures contracts and written options	9,102,836	6,350,610	27,374,130	28,598,770	10,785,276	37,568,398
Net change in unrealized appreciation (depreciation) on investments,
foreign currency translations, futures contracts and written options	12,320,358	8,212,267	165,052	41,410,600	(2,487,098)	666,125
Net increase resulting from operations	20,974,240	13,916,012	29,125,648	73,258,593	10,946,069	46,424,979
Distributions to Shareholders
From net investment income:
Class A	—	—	(1,141,064)	(167,034)	(32,868)	(56,637)
Class B	—	—	—	—	(44,349)	(95,456)
Class C	—	—	—	—	(5,455)	(10,210)
Class D	—	—	—	—	(1,299)	(4,166)
Class Z	—	—	(2,001,898)	(1,065,517)	(3,013,106)	(8,917,704)
From net realized gains:
Class A	(1,565,194)	—	(12,351,692)	(1,363,900)	—	—
Class B	(208,799)	—	(3,757,530)	(348,215)	—	—
Class C	(235,437)	—	(3,083,517)	(284,992)	—	—
Class D	(1,272)	—	(35,525)	(6,971)	—	—
Class Z	(3,469,745)	—	(15,890,662)	(3,186,369)	—	—
Total distributions to shareholders	(5,480,447)	—	(38,261,888)	(6,422,998)	(3,097,077)	(9,084,173)
Net Capital Share Transactions	83,107,396	11,109,769	(31,539,051)	49,610,948	(46,770,072)	(218,132,925)
Net increase (decrease) in net assets	98,601,189	25,025,781	(40,675,291)	116,446,543	(38,921,080)	(180,792,119)
Net Assets
Beginning of period	60,820,586	35,794,805	525,817,059	409,370,516	313,908,123	494,700,242
End of period	159,421,775	60,820,586	485,141,768	525,817,059	274,987,043	313,908,123
Undistributed (overdistributed) net investment income, at end of period	—	—	727,315	2,283,811	362,130	811,316
Accumulated net investment loss, at end of period	(459,831)	(10,877)	—	—	—	—

	Oregon Intermediate Municipal Bond Fund		Conservative High Yield Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended February 28, 2006 ($)	Year Ended August 31, 2005 ($)	(Unaudited) Six Months Ended February 28, 2006 ($)	Year Ended August 31, 2005 ($)
Operations
Net investment income (loss)	8,021,397	16,832,262	42,020,741	95,740,819
Net realized gain on investments, foreign currency transactions,
futures contracts and written options	6,550	(785,271)	(2,918,008)	15,204,376
Net change in unrealized appreciation (depreciation) on investments,
foreign currency translations, futures contracts and written options	(5,112,162)	1,892,472	(11,888,377)	(23,698,367)
Net increase resulting from operations	2,915,785	17,939,463	27,214,356	87,246,828
Distributions to Shareholders
From net investment income:
Class A	(82,556)	(147,260)	(7,902,806)	(20,080,465)
Class B	(17,351)	(36,249)	(2,332,502)	(5,162,031)
Class C	(9,552)	(14,421)	(460,668)	(1,139,377)
Class D	(12,468)	(25,822)	(1,461,535)	(3,908,977)
Class Z	(7,889,429)	(16,563,180)	(32,392,148)	(72,953,508)
From net realized gains:
Class A	—	(11,016)	—	—
Class B	—	(3,546)	—	—
Class C	—	(1,075)	—	—
Class D	—	(2,262)	—	—
Class Z	—	(1,212,920)	—	—
Total distributions to shareholders	(8,011,356)	(18,017,751)	(44,549,659)	(103,244,358)
Net Capital Share Transactions	(10,457,127)	(22,772,356)	(255,442,234)	(154,177,592)
Net increase (decrease) in net assets	(15,552,698)	(22,850,644)	(272,777,537)	(170,175,122)
Net Assets
Beginning of period	417,597,336	440,447,980	1,561,139,198	1,731,314,320
End of period	402,044,638	417,597,336	1,288,361,661	1,561,139,198
Undistributed (overdistributed) net investment income, at end of period	98,697	88,656	(10,110,453)	(7,581,535)
Accumulated net investment loss, at end of period	—	—	—	—

See Accompanying Notes to Financial Statements.

  Columbia Funds

See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – CAPITAL STOCK ACTIVITY

  Columbia Funds

	International Stock Fund
	(Unaudited) Six Months Ended February 28, 2006		Year Ended August 31, 2005 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	894,942	14,919,889	279,759	4,113,764
Proceeds received in connection with merger	11,502,364	184,602,426	2,958,672	45,540,845
Distributions reinvested	241,749	4,066,220	376	5,548
Redemptions	(1,902,830)	(31,573,236)	(565,273)	(8,373,600)
Net increase	10,736,225	172,015,299	2,673,534	41,286,557
Class B
Subscriptions	77,659	1,279,577	189,308	2,728,980
Proceeds received in connection with merger	3,265,239	51,112,688	63,132	950,545
Distributions reinvested	33,513	552,961	—	—
Redemptions	(989,154)	(16,164,525)	(267,694)	(3,839,600)
Net increase (decrease)	2,387,257	36,780,701	(15,254)	(160,075)
Class C
Subscriptions	40,240	667,890	26,606	389,968
Proceeds received in connection with merger	1,684,650	26,472,752	6,046	91,380
Distributions reinvested	14,227	235,742	—	—
Redemptions	(177,651)	(2,924,860)	(23,189)	(336,954)
Net increase	1,561,466	24,451,524	9,463	144,394
Class D
Subscriptions	1,439	23,282	3,721	53,487
Distributions reinvested	504	8,373	—	—
Redemptions	(3,160)	(52,896)	(13,060)	(187,460)
Net decrease	(1,217)	(21,241)	(9,339)	(133,973)
Class G
Subscriptions	1,258	21,020	1,434	20,898
Proceeds received in connection with merger	—	—	317,111	4,776,315
Distributions reinvested	2,531	41,730	—	—
Redemptions	(75,856)	(1,245,260)	(57,345)	(839,582)
Net increase (decrease)	(72,067)	(1,182,510)	261,200	3,957,631
Class R
Subscriptions	—	—	—	—
Net increase	—	—	—	—
Class T
Subscriptions	—	—	—	—
Distributions reinvested	—	—	—	—
Redemptions	—	—	—	—
Net decrease	—	—	—	—
Class Z
Subscriptions	1,803,432	30,360,463	11,577,399	169,031,615
Proceeds received in connection with merger	1,164,515	18,806,658	27,533,402	425,784,235
Distributions reinvested	345,288	5,838,832	61,891	916,609
Redemptions	(6,553,869)	(110,678,292)	(20,776,995)	(307,927,136)
Net increase (decrease)	(3,240,634)	(55,672,339)	18,395,697	287,805,323

(a) Class G shares were initially offered on March 18, 2005.

(b) Class R shares were initially offered on January 23, 2006.

See Accompanying Notes to Financial Statements.

  Columbia Funds

	Mid Cap Growth Fund
	(Unaudited) Six Months Ended February 28, 2006 (b)		Year Ended August 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	189,745	4,518,891	132,045	2,663,508
Proceeds received in connection with merger	—	—	—	—
Distributions reinvested	4,318	102,596	—	—
Redemptions	(35,376)	(831,739)	(118,711)	(2,353,815)
Net increase	158,687	3,789,748	13,334	309,693
Class B
Subscriptions	62,126	1,450,520	61,503	1,216,834
Proceeds received in connection with merger	—	—	—	—
Distributions reinvested	3,617	83,953	—	—
Redemptions	(35,709)	(814,001)	(70,619)	(1,352,521)
Net increase (decrease)	30,034	720,472	(9,116)	(135,687)
Class C
Subscriptions	41,698	964,086	15,372	305,772
Proceeds received in connection with merger	—	—	—	—
Distributions reinvested	380	8,826	—	—
Redemptions	(14,503)	(342,841)	(14,200)	(278,993)
Net increase	27,575	630,071	1,172	26,779
Class D
Subscriptions	189	4,115	776	14,660
Distributions reinvested	226	5,257	—	—
Redemptions	(3,308)	(76,532)	(16,346)	(318,047)
Net decrease	(2,893)	(67,160)	(15,570)	(303,387)
Class G
Subscriptions	852	19,855	802	15,464
Proceeds received in connection with merger	—	—	—	—
Distributions reinvested	435	10,076	—	—
Redemptions	(3,997)	(94,017)	(6,064)	(116,633)
Net increase (decrease)	(2,710)	(64,086)	(5,262)	(101,169)
Class R
Subscriptions	403	10,000	—	—
Net increase	403	10,000	—	—
Class T
Subscriptions	10,148	240,223	15,597	312,764
Distributions reinvested	15,447	367,640	—	—
Redemptions	(91,812)	(2,164,236)	(237,908)	(4,717,219)
Net decrease	(66,217)	(1,556,373)	(222,311)	(4,404,455)
Class Z
Subscriptions	2,038,304	49,722,471	3,792,797	75,115,004
Proceeds received in connection with merger	—	—	—	—
Distributions reinvested	356,875	8,582,854	—	—
Redemptions	(3,661,582)	(86,878,470)	(16,316,370)	(324,065,280)
Net increase (decrease)	(1,266,403)	(28,573,145)	(12,523,573)	(248,950,276)

See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – CAPITAL STOCK ACTIVITY

  Columbia Funds

	Small Cap Growth Fund I
	(Unaudited) Six Months Ended February 28, 2006 (c)		Year Ended August 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	14,874	448,713	—	—
Distributions reinvested	33	955	—	—
Redemptions	(381)	(11,928)	—	—
Net increase (decrease)	14,526	437,740	—	—
Class B
Subscriptions	5,129	153,664	—	—
Distributions reinvested	46	1,289	—	—
Redemptions	(385)	(12,021)	—	—
Net increase (decrease)	4,790	142,932	—	—
Class C
Subscriptions	2,464	71,204	—	—
Distributions reinvested	11	328	—	—
Redemptions	—	—	—	—
Net increase	2,475	71,532	—	—
Class D
Subscriptions	—	—	—	—
Distributions reinvested	—	—	—	—
Redemptions	—	—	—	—
Net decrease	—	—	—	—
Class Z
Subscriptions	1,090,684	32,755,842	1,826,694	44,583,055
Distributions reinvested	223,906	6,341,015	—	—
Redemptions	(2,476,250)	(71,792,219)	(19,575,324)	(468,308,063)
Net decrease	(1,161,660)	(32,695,362)	(17,748,630)	(423,725,008)

(c) Classes A, B and C shares were initially offered on November 1, 2005.

See Accompanying Notes to Financial Statements.

  Columbia Funds

	Real Estate Equity Fund
	(Unaudited) Six Months Ended February 28, 2006		Year Ended August 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	198,146	5,279,210	837,311	22,058,971
Distributions reinvested	215,657	5,386,645	163,062	4,273,318
Redemptions	(460,789)	(12,084,341)	(634,655)	(16,663,423)
Net increase (decrease)	(46,986)	(1,418,486)	365,718	9,668,866
Class B
Subscriptions	22,915	613,133	167,187	4,458,167
Distributions reinvested	56,893	1,422,268	43,178	1,134,109
Redemptions	(101,111)	(2,662,140)	(132,394)	(3,513,324)
Net increase (decrease)	(21,303)	(626,739)	77,971	2,078,952
Class C
Subscriptions	25,809	679,258	102,777	2,696,606
Distributions reinvested	22,048	550,568	12,459	327,172
Redemptions	(29,840)	(791,279)	(35,984)	(961,897)
Net increase	18,017	438,547	79,252	2,061,881
Class D
Subscriptions	1,028	26,403	5,615	154,473
Distributions reinvested	17,334	433,419	14,938	392,365
Redemptions	(21,891)	(587,324)	(26,025)	(701,268)
Net decrease	(3,529)	(127,502)	(5,472)	(154,430)
Class Z
Subscriptions	1,196,539	31,531,986	5,988,150	158,289,129
Distributions reinvested	2,898,653	72,404,270	3,174,740	83,157,572
Redemptions	(8,621,276)	(226,169,409)	(16,041,455)	(420,472,305)
Net decrease	(4,526,084)	(122,233,153)	(6,878,565)	(179,025,604)

See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – CAPITAL STOCK ACTIVITY

  Columbia Funds

	Technology Fund
	(Unaudited) Six Months Ended February 28, 2006		Year Ended August 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	4,499,285	43,845,988	1,524,022	12,081,354
Distributions reinvested	99,164	928,177	—	—
Redemptions	(683,548)	(6,494,811)	(281,238)	(2,203,178)
Net increase	3,914,901	38,279,354	1,242,784	9,878,176
Class B
Subscriptions	312,610	3,007,375	209,759	1,613,063
Distributions reinvested	19,481	178,643	—	—
Redemptions	(62,782)	(558,032)	(181,799)	(1,399,566)
Net increase	269,309	2,627,986	27,960	213,497
Class C
Subscriptions	1,097,536	10,690,164	199,364	1,564,179
Distributions reinvested	15,775	144,978	—	—
Redemptions	(42,862)	(396,843)	(45,764)	(337,505)
Net increase	1,070,449	10,438,299	153,600	1,226,674
Class D
Subscriptions	80	743	189	1,409
Distributions reinvested	138	1,272	—	—
Redemptions	(92)	(887)	(929)	(7,079)
Net increase (decrease)	126	1,128	(740)	(5,670)
Class Z
Subscriptions	3,786,086	37,102,645	2,763,431	21,422,105
Distributions reinvested	349,850	3,302,585	—	—
Redemptions	(895,643)	(8,644,601)	(2,761,350)	(21,625,013)
Net increase (decrease)	3,240,293	31,760,629	2,081	(202,908)

See Accompanying Notes to Financial Statements.

  Columbia Funds

	Strategic Investor Fund
	(Unaudited) Six Months Ended February 28, 2006		Year Ended August 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	1,141,357	23,857,856	3,503,422	69,841,011
Distributions reinvested	629,369	12,719,556	73,076	1,460,064
Redemptions	(856,951)	(17,965,531)	(1,012,041)	(20,387,801)
Net increase	913,775	18,611,881	2,564,457	50,913,274
Class B
Subscriptions	306,713	6,335,684	1,402,288	27,555,529
Distributions reinvested	169,550	3,377,438	15,739	310,686
Redemptions	(208,626)	(4,282,947)	(266,308)	(5,272,198)
Net increase	267,637	5,430,175	1,151,719	22,594,017
Class C
Subscriptions	389,794	8,034,664	1,185,138	23,122,317
Distributions reinvested	136,920	2,728,810	12,557	248,001
Redemptions	(181,739)	(3,738,402)	(130,193)	(2,596,010)
Net increase	344,975	7,025,072	1,067,502	20,774,308
Class D
Subscriptions	1,096	22,458	431	8,429
Distributions reinvested	1,587	31,620	318	6,281
Redemptions	(5,026)	(102,912)	(13,676)	(270,375)
Net increase (decrease)	(2,343)	(48,834)	(12,927)	(255,665)
Class Z
Subscriptions	535,284	11,230,232	3,419,506	68,011,658
Distributions reinvested	858,956	17,376,682	206,006	4,120,033
Redemptions	(4,359,431)	(91,164,259)	(5,826,486)	(116,546,677)
Net increase (decrease)	(2,965,191)	(62,557,345)	(2,200,974)	(44,414,986)

See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – CAPITAL STOCK ACTIVITY

  Columbia Funds

	Balanced Fund
	(Unaudited) Six Months Ended February 28, 2006		Year Ended August 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	39,374	863,210	78,005	1,630,459
Distributions reinvested	1,340	29,241	2,421	50,125
Redemptions	(18,376)	(400,398)	(54,929)	(1,142,204)
Net increase	22,338	492,053	25,497	538,380
Class B
Subscriptions	31,212	682,526	92,055	1,914,875
Distributions reinvested	1,763	38,498	3,941	81,752
Redemptions	(54,648)	(1,197,117)	(88,265)	(1,827,580)
Net increase (decrease)	(21,673)	(476,093)	7,731	169,047
Class C
Subscriptions	12,408	273,020	21,016	432,954
Distributions reinvested	204	4,452	399	8,303
Redemptions	(3,807)	(83,317)	(14,395)	(301,955)
Net increase (decrease)	8,805	194,155	7,020	139,302
Class D
Subscriptions	238	5,124	60	1,264
Distributions reinvested	50	1,096	158	3,261
Redemptions	(4,280)	(93,521)	(3,702)	(75,016)
Net decrease	(3,992)	(87,301)	(3,484)	(70,491)
Class Z
Subscriptions	414,324	9,094,589	1,751,820	36,254,816
Distributions reinvested	135,770	2,959,110	423,331	8,735,210
Redemptions	(2,691,492)	(58,946,585)	(12,705,031)	(263,899,189)
Net decrease	(2,141,398)	(46,892,886)	(10,529,880)	(218,909,163)

See Accompanying Notes to Financial Statements.

  Columbia Funds

	Oregon Intermediate Municipal Bond Fund
	(Unaudited) Six Months Ended February 28, 2006		Year Ended August 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	77,735	954,066	65,259	807,387
Distributions reinvested	3,243	39,829	6,390	79,331
Redemptions	(14,660)	(180,461)	(21,845)	(270,629)
Net increase	66,318	813,434	49,804	616,089
Class B
Subscriptions	1,269	15,595	7,732	96,051
Distributions reinvested	728	8,934	1,677	20,819
Redemptions	(9,106)	(111,994)	(6,506)	(80,715)
Net increase (decrease)	(7,109)	(87,465)	2,903	36,155
Class C
Subscriptions	2,008	24,813	29,016	360,635
Distributions reinvested	627	7,696	814	10,104
Redemptions	(5,350)	(66,080)	(3,931)	(48,966)
Net increase (decrease)	(2,715)	(33,571)	25,899	321,773
Class D
Subscriptions	—	—	—	—
Distributions reinvested	699	8,578	1,550	19,245
Redemptions	(3,200)	(39,337)	(3,669)	(45,705)
Net decrease	(2,501)	(30,759)	(2,119)	(26,460)
Class Z
Subscriptions	1,012,417	12,452,595	2,480,673	30,813,256
Distributions reinvested	481,885	5,917,534	1,089,490	13,526,156
Redemptions	(2,400,142)	(29,488,895)	(5,480,491)	(68,059,325)
Net decrease	(905,840)	(11,118,766)	(1,910,328)	(23,719,913)

See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – CAPITAL STOCK ACTIVITY

  Columbia Funds

	Conservative High Yield Fund
	(Unaudited) Six Months Ended February 28, 2006		Year Ended August 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	2,273,411	19,349,231	13,423,846	117,028,635
Distributions reinvested	826,678	7,021,666	2,065,131	17,948,131
Redemptions	(15,144,981)	(128,619,644)	(16,837,776)	(146,110,417)
Net decrease	(12,044,892)	(102,248,747)	(1,348,799)	(11,133,651)
Class B
Subscriptions	161,382	1,373,830	862,559	7,531,933
Distributions reinvested	184,250	1,565,006	389,458	3,385,348
Redemptions	(1,420,107)	(12,074,737)	(2,653,951)	(23,007,017)
Net decrease	(1,074,475)	(9,135,901)	(1,401,934)	(12,089,736)
Class C
Subscriptions	64,330	548,328	762,137	6,674,038
Distributions reinvested	30,365	257,908	71,725	623,538
Redemptions	(511,565)	(4,348,774)	(1,060,783)	(9,187,204)
Net decrease	(416,870)	(3,542,538)	(226,921)	(1,889,628)
Class D
Subscriptions	19,457	165,333	146,777	1,283,654
Distributions reinvested	105,766	898,324	265,523	2,309,840
Redemptions	(1,639,215)	(13,932,450)	(3,590,651)	(31,251,310)
Net decrease	(1,513,992)	(12,868,793)	(3,178,351)	(27,657,816)
Class Z
Subscriptions	9,778,775	83,070,031	32,414,551	282,996,586
Distributions reinvested	1,430,233	12,148,251	3,631,192	31,579,944
Redemptions	(26,232,882)	(222,864,537)	(47,950,763)	(415,983,291)
Net decrease	(15,023,874)	(127,646,255)	(11,905,020)	(101,406,761)

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia International Stock Fund

For a fund share outstanding throughout each period

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Period Ended December 31,
Class A Shares	2006		2005		2004		2003 (a)		2002 (b)
Net asset value, beginning of period	$15.76		$13.04		$11.34		$10.05		$10.04
Income from investment operations:
Net investment income (loss) (c)	(0.02)		0.25		0.01		0.04		(0.02)
Net realized and unrealized gain on investments and foreign currency, net of foreign capital gains tax	2.28		2.47		1.69		1.25		0.03
Total from investment operations	2.26		2.72		1.70		1.29		0.01
Less distributions:
From net investment income	(0.13)		—	(d)	—		—		—
From net realized gains	(0.17)		—		—		—		—
Total distributions	(0.30)		—	(d)	—		—		—
Redemption fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	—		—
Net asset value, end of period	$17.72		$15.76		$13.04		$11.34		$10.05
Total return (e)	14.43	%(f)(g)	20.89	%(f)	14.99	%(f)	12.84	%(g)	0.10	%(g)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$270,328		$71,270		$24,119		$21,664		$20,178
Ratio of operating expenses to average net assets (h)	1.18	%(i)	1.25%		1.72%		1.90	%(i)	1.86	%(i)
Ratio of interest expense to average net assets	—	%(i)(j)	—		—		—		—
Ratio of net expenses to average net assets (h)	1.18	%(i)	1.25%		1.72%		1.90	%(i)	1.86	%(i)
Ratio of net investment income (loss) to average net assets (h)	(0.21	)%(i)	1.71%		0.10%		0.61	%(i)	(0.39	)%(i)
Waiver	0.05	%(i)	0.09%		0.09%		—		—
Portfolio turnover rate	60	%(g)	66%		90%		43	%(g)	96%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%, except for the six months ended February 28, 2006, which had an impact of 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia International Stock Fund

For a fund share outstanding throughout each period

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Period Ended December 31,
Class B Shares	2006		2005		2004		2003 (a)		2002 (b)
Net asset value, beginning of period	$15.37		$12.81		$11.23		$10.02		$10.04
Income from investment operations:
Net investment income (loss) (c)	(0.08)		0.07		(0.09)		(0.03)		(0.05)
Net realized and unrealized gain on investments and foreign currency, net of foreign capital gains tax	2.25		2.49		1.67		1.24		0.03
Total from investment operations	2.17		2.56		1.58		1.21		(0.02)
Less distributions:
From net investment income	(0.01)		—		—		—		—
From net realized gains	(0.17)		—		—		—		—
Total distributions	(0.18)		—		—		—		—
Redemption fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	—		—
Net asset value, end of period	$17.36		$15.37		$12.81		$11.23		$10.02
Total return (e)(f)	14.19	%(g)	19.98%		14.07%		12.08	%(g)	(0.20	)%(g)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$55,026		$12,026		$10,221		$10,316		$10,920
Ratio of operating expenses to average net assets (h)	1.93	%(i)	2.01%		2.50%		2.98	%(i)	3.64	%(i)
Ratio of interest expense to average net assets	—	%(i)(j)	—		—		—		—
Ratio of net expenses to average net assets (h)	1.93	%(i)	2.01%		2.50%		2.98	%(i)	3.64	%(i)
Ratio of net investment income (loss) to average net assets (h)	(0.96	)%(i)	0.47%		(0.69)%		(0.47	)%(i)	(2.17	)%(i)
Waiver	0.05	%(i)	0.10%		0.18%		0.11	%(i)	0.11	%(i)
Portfolio turnover rate	60	%(g)	66%		90%		43	%(g)	96%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming no contingent deferred sales charge.

(f)  Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%, except for the six months ended February 28, 2006, which had an impact of 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia International Stock Fund

For a fund share outstanding throughout each period

Class C Shares	(Unaudited) Six Months Ended February 28, 2006		Year Ended August 31, 2005	Period Ended August 31, 2004 (a)
Net asset value, beginning of period	$15.43		$12.86	$12.27
Income from investment operations:
Net investment income (loss) (b)	(0.08)		0.07	(0.01)
Net realized and unrealized gain on investments and foreign currency, net of foreign capital gains tax	2.26		2.50	0.60
Total from investment operations	2.18		2.57	0.59
Less distributions:
From net investment income	(0.01)		—	—
From net realized gains	(0.17)		—	—
Total distributions	(0.18)		—	—
Redemption fees:
Redemption fees added to paid-in-capital (b)(c)	—		—	—
Net asset value, end of period	$17.43		$15.43	$12.86
Total return (d)(e)	14.20	%(f)	19.98%	4.81	%(f)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$28,235		$904	$632
Ratio of operating expenses to average net assets (g)	1.93	%(h)	2.01%	2.11	%(h)
Ratio of interest expense to average net assets	—	%(h)(i)	—	—
Ratio of net expenses to average net assets (g)	1.93	%(h)	2.01%	2.11	%(h)
Ratio of net investment income (loss) to average net assets (g)	(0.99	)%(h)	0.46%	(0.05	)%(h)
Waiver	0.05	%(h)	0.10%	0.35	%(h)
Portfolio turnover rate	60	%(f)	66%	90%

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming no contingent deferred sales charge.

(e)  Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%, except for the six months ended February 28, 2006, which had an impact of 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia International Stock Fund

For a fund share outstanding throughout each period

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Period Ended December 31,
Class D Shares	2006		2005		2004		2003 (a)		2002 (b)
Net asset value, beginning of period	$15.48		$12.91		$11.27		$10.02		$10.04
Income from investment operations:
Net investment income (loss) (c)	(0.07)		0.06		(0.04)		—	(d)	(0.04)
Net realized and unrealized gain on investments and foreign currency, net of foreign capital gains tax	2.25		2.51		1.68		1.25		0.02
Total from investment operations	2.18		2.57		1.64		1.25		(0.02)
Less distributions:
From net investment income	(0.01)		—		—		—		—
From net realized gains	(0.17)		—		—		—		—
Total distributions	(0.18)		—		—		—		—
Redemption fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	—		—
Net asset value, end of period	$17.48		$15.48		$12.91		$11.27		$10.02
Total return (e)(f)	14.16	%(g)	19.91%		14.55%		12.48	%(g)	(0.20	)%(g)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$815		$740		$738		$633		$542
Ratio of operating expenses to average net assets (h)	1.93	%(i)	2.01%		2.10%		2.49	%(i)	3.48	%(i)
Ratio of interest expense to average net assets	—	%(i)(j)	—		—		—		—
Ratio of net expenses to average net assets (h)	1.93	%(i)	2.01%		2.10%		2.49	%(i)	3.48	%(i)
Ratio of net investment income (loss) to average net assets (h)	(0.89	)%(i)	0.40%		(0.27)%		0.02	%(i)	(2.01	)%(i)
Waiver	0.05	%(i)	0.10%		0.57%		0.75	%(i)	0.75	%(i)
Portfolio turnover rate	60	%(g)	66%		90%		43	%(g)	96%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming no contingent deferred sales charge.

(f)  Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%, except for the six months ended February 28, 2006, which had an impact of 0.01%.

(i) Annualized.

(j) Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia International Stock Fund

For a fund share outstanding throughout each period

Class G Shares	(Unaudited) Six Months Ended February 28, 2006		Period Ended August 31, 2005 (a)
Net asset value, beginning of period	$15.37		$15.06
Income from investment operations:
Net investment income (loss) (b)	(0.07)		0.12
Net realized and unrealized gain on investments and foreign currency, net of foreign capital gains tax	2.24		0.19
Total from investment operations	2.17		0.31
Less distributions:
From net investment income	(0.02)		—
From net realized gains	(0.17)		—
Total distributions	(0.19)		—
Redemption fees:
Redemption fees added to paid-in-capital (b)(c)	—		—
Net asset value, end of period	$17.35		$15.37
Total return (d)(e)(f)	14.18%		2.06%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$3,282		$4,015
Ratio of operating expenses to average net assets (g)(h)	1.88%		1.93%
Ratio of interest expense to average net assets (h)	—	%(i)	—
Ratio of net expenses to average net assets (g)(h)	1.88%		1.93%
Ratio of net investment income (loss) to average net assets (g)(h)	(0.83)%		0.81%
Waiver (h)	0.05%		0.08%
Portfolio turnover rate	60%		66%

(a)  Class G shares were initially offered on March 18, 2005. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming no contingent deferred sales charge.

(e)  Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%, except for the six months ended February 28, 2006, which had an impact of 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia International Stock Fund

For a fund share outstanding throughout each period

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended August 31,
Class Z Shares	2006		2005		2004		2003 (a)		2002 (b)		2001	2000
Net asset value, beginning of period	$15.85		$13.14		$11.40		$10.05		$12.03		$14.77	$22.81
Income from investment operations:
Net investment income (loss)	0.01	(c)	0.25	(c)	0.11	(c)	0.07	(c)	—	(c)(d)	0.01	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency, net of foreign capital gains tax	2.30		2.53		1.67		1.27		(1.94)		(2.74)	(5.17)
Total from investment operations	2.31		2.78		1.78		1.34		(1.94)		(2.73)	(5.21)
Less distributions:
From net investment income	(0.17)		(0.07)		(0.04)		—		(0.01)		(0.01)	—
From net realized gains	(0.17)		—		—		—		—		—	(2.83)
Return of capital	—		—		—		—		(0.03)		—	—
Total distributions	(0.34)		(0.07)		(0.04)		—		(0.04)		(0.01)	(2.83)
Redemption fees:
Redemption fees added to paid-in-capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	0.01	(c)	—		—	—
Net asset value, end of period	$17.82		$15.85		$13.14		$11.40		$10.05		$12.03	$14.77
Total return (e)	14.66	%(f)(g)	21.20	%(f)	15.65	%(f)	13.43	%(f)(g)	(16.10	)%(f)	(18.47)%	(22.64)%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$1,027,141		$964,495		$558,082		$248,718		$143,332		$135,626	$175,316
Ratio of operating expenses to average net assets (h)	0.93	%(i)	1.00%		1.10%		1.47	%(i)	1.49%		1.56%	1.42%
Ratio of interest expense to average net assets	—	%(i)(j)	—		—		—		—		—	—
Ratio of net expenses to average net assets (h)	0.93	%(i)	1.00%		1.10%		1.47	%(i)	1.49%		1.56%	1.42%
Ratio of net investment income (loss) to average net assets (h)	0.11	%(i)	1.71%		0.81%		1.03	%(i)	(0.02)%		0.06%	(0.19)%
Waiver	0.05	%(i)	0.10%		0.18%		0.12	%(i)	0.12%		—	—
Portfolio turnover rate	60	%(g)	66%		90%		43	%(g)	96%		130%	112%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%, except for the six months ended February 28, 2006, which had an impact of 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Mid Cap Growth Fund

For a fund share outstanding throughout each period

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Period Ended December 31,
Class A Shares	2006		2005		2004	2003 (a)		2002 (b)
Net asset value, beginning of period	$22.16		$16.99		$18.09	$14.77		$15.15
Income from investment operations:
Net investment loss (c)	(0.06)		(0.15)		(0.23)	(0.14)		(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	3.50		5.32		(0.87)	3.46		(0.36)
Total from investment operations	3.44		5.17		(1.10)	3.32		(0.38)
Less distributions:
From net realized gains	(0.31)		—		—	—		—
Net asset value, end of period	$25.29		$22.16		$16.99	$18.09		$14.77
Total return (d)(e)	15.61	%(f)	30.43%		(6.08)%	22.48	%(f)	(2.51	)%(f)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$10,949		$6,078		$4,432	$4,525		$1,180
Ratio of operating expenses to average net assets (g)	1.18	%(h)	1.23%		1.53%	1.60	%(h)	1.49	%(h)
Ratio of interest expense to average net assets	—		—	%(i)	—	—		—
Ratio of net expenses to average net assets (g)	1.18	%(h)	1.23%		1.53%	1.60	%(h)	1.49	%(h)
Ratio of net investment loss to average net assets (g)	(0.48	)%(h)	(0.76)%		(1.21)%	(1.31	)%(h)	(1.22	)%(h)
Waiver	0.03	%(h)	0.05%		0.02%	0.01	%(h)	0.01	%(h)
Portfolio turnover rate	20	%(f)	104%		139%	78	%(f)	88%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e)  Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Mid Cap Growth Fund

For a fund share outstanding throughout each period

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Period Ended December 31,
Class B Shares	2006		2005		2004	2003 (a)		2002 (b)
Net asset value, beginning of period	$21.69		$16.75		$17.98	$14.76		$15.15
Income from investment operations:
Net investment loss (c)	(0.14)		(0.30)		(0.36)	(0.22)		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	3.42		5.24		(0.87)	3.44		(0.35)
Total from investment operations	3.28		4.94		(1.23)	3.22		(0.39)
Less distributions:
From net realized gains	(0.31)		—		—	—		—
Net asset value, end of period	$24.66		$21.69		$16.75	$17.98		$14.76
Total return (d)(e)	15.21	%(f)	29.49%		(6.84)%	21.82	%(f)	(2.57	)%(f)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$7,992		$6,377		$5,079	$4,242		$3,383
Ratio of operating expenses to average net assets (g)	1.93	%(h)	1.98%		2.29%	2.36	%(h)	2.32	%(h)
Ratio of interest expense to average net assets	—		—	%(i)	—	—		—
Ratio of net expenses to average net assets (g)	1.93	%(h)	1.98%		2.29%	2.36	%(h)	2.32	%(h)
Ratio of net investment loss to average net assets (g)	(1.23	)%(h)	(1.51)%		(1.97)%	(2.06	)%(h)	(2.05	)%(h)
Waiver	0.03	%(h)	0.05%		0.10%	0.12	%(h)	0.12	%(h)
Portfolio turnover rate	20	%(f)	104%		139%	78	%(f)	88%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming no contingent deferred sales charge.

(e)  Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Mid Cap Growth Fund

For a fund share outstanding throughout each period

Class C Shares	(Unaudited) Six Months Ended February 28, 2006		Year Ended August 31, 2005		Period Ended August 31, 2004 (a)
Net asset value, beginning of period	$21.74		$16.79		$17.88
Income from investment operations:
Net investment loss (b)	(0.14)		(0.30)		(0.30)
Net realized and unrealized gain (loss) on investments and foreign currency	3.42		5.25		(0.79)
Total from investment operations	3.28		4.95		(1.09)
Less distributions:
From net realized gains	(0.31)		—		—
Net asset value, end of period	$24.71		$21.74		$16.79
Total return (c)(d)	15.18	%(e)	29.48%		(6.10	)%(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$1,447		$674		$501
Ratio of operating expenses to average net assets (f)	1.93	%(g)	1.98%		2.18	%(g)
Ratio of interest expense to average net assets	—		—	%(h)	—
Ratio of net expenses to average net assets (f)	1.93	%(g)	1.98%		2.18	%(g)
Ratio of net investment loss to average net assets (f)	(1.21	)%(g)	(1.52)%		(1.83	)%(g)
Waiver	0.03	%(g)	0.05%		0.08	%(g)
Portfolio turnover rate	20	%(f)	104%		139%

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming no contingent deferred sales charge.

(d)  Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Mid Cap Growth Fund

For a fund share outstanding throughout each period

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Period Ended December 31,
Class D Shares	2006		2005		2004	2003 (a)		2002 (b)
Net asset value, beginning of period	$21.71		$16.77		$17.98	$14.76		$15.15
Income from investment operations:
Net investment loss (c)	(0.14)		(0.30)		(0.34)	(0.21)		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	3.42		5.24		(0.87)	3.43		(0.35)
Total from investment operations	3.28		4.94		(1.21)	3.22		(0.39)
Less distributions:
From net realized gains	(0.31)		—		—	—		—
Net asset value, end of period	$24.68		$21.71		$16.77	$17.98		$14.76
Total return (d)(e)	15.20	%(f)	29.46%		(6.73)%	21.82	%(f)	(2.57	)%(f)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$426		$438		$599	$737		$433
Ratio of operating expenses to average net assets (g)	1.93	%(h)	1.98%		2.19%	2.27	%(h)	2.32	%(h)
Ratio of interest expense to average net assets	—		—	%(i)	—	—		—
Ratio of net expenses to average net assets (g)	1.93	%(h)	1.98%		2.19%	2.27	%(h)	2.32	%(h)
Ratio of net investment loss to average net assets (g)	(1.24	)%(h)	(1.54)%		(1.87)%	(1.97	)%(h)	(2.05	)%(h)
Waiver	0.03	%(h)	0.05%		0.08%	0.09	%(h)	0.09	%(h)
Portfolio turnover rate	20	%(f)	104%		139%	78	%(f)	88%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming no contingent deferred sales charge.

(e)  Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Mid Cap Growth Fund

For a fund share outstanding throughout each period

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Period Ended December 31,
Class G Shares	2006		2005		2004		2003 (a)		2002 (b)
Net asset value, beginning of period	$21.63		$16.70		$17.98		$14.77		$15.15
Income from investment operations:
Net investment loss (c)	(0.13)		(0.29)		(0.41)		(0.23)		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	3.41		5.22		(0.87)		3.44		(0.34)
Total from investment operations	3.28		4.93		(1.28)		3.21		(0.38)
Less distributions:
From net realized gains	(0.31)		—		—		—		—
Net asset value, end of period	$24.60		$21.63		$16.70		$17.98		$14.77
Total return (d)	15.25	%(e)(f)	29.52	%(e)	(7.12	)%(e)	21.73	%(f)	(2.51	)%(f)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$756		$724		$647		$806		$753
Ratio of operating expenses to average net assets (g)	1.88	%(h)	1.93%		2.57%		2.47	%(h)	2.35	%(h)
Ratio of interest expense to average net assets	—		—	%(i)	—		—		—
Ratio of net expenses to average net assets (g)	1.88	%(h)	1.93%		2.57%		2.47	%(h)	2.35	%(h)
Ratio of net investment loss to average net assets (g)	(1.19	)%(h)	(1.47)%		(2.25)%		(2.17	)%(h)	(2.08	)%(h)
Waiver	0.03	%(h)	0.05%		0.01%		—		—
Portfolio turnover rate	20	%(f)	104%		139%		78	%(f)	88%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class G shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming no contingent deferred sales charge.

(e)  Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Mid Cap Growth Fund

Fund share outstanding throughout the period

Class R Shares	(Unaudited) Period Ended February 28, 2006 (a)
Net asset value, beginning of period	$24.44
Income from investment operations:
Net investment loss (b)	(0.01)
Net realized and unrealized gain on investments and foreign currency	0.85
Total from investment operations	0.84
Net asset value, end of period	$25.28
Total return (c)(d)	3.44%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$10
Ratio of expenses to average net assets (e)(f)	1.46%
Ratio of net investment loss to average net assets (e)(f)	(0.54)%
Portfolio turnover rate (d)	20%

(a)  Class R shares were initially offered on January 23, 2006. Total return reflects activity from that date.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming no contingent deferred sales charge.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Mid Cap Growth Fund

For a fund share outstanding throughout each period

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Period Ended December 31,
Class T Shares	2006		2005		2004		2003 (a)		2002 (b)
Net asset value, beginning of period	$22.20		$17.03		$18.12		$14.79		$15.15
Income from investment operations:
Net investment loss (c)	(0.06)		(0.16)		(0.22)		(0.12)		(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	3.50		5.33		(0.87)		3.45		(0.34)
Total from investment operations	3.44		5.17		(1.09)		3.33		(0.36)
Less distributions:
From net realized gains	(0.31)		—		—		—		—
Net asset value, end of period	$25.33		$22.20		$17.03		$18.12		$14.79
Total return (d)	15.59	%(e)(f)	30.36	%(e)	(6.02	)%(e)	22.52	%(f)	(2.38	)%(f)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$30,237		$27,969		$25,236		$29,920		$25,966
Ratio of operating expenses to average net assets (g)	1.23	%(h)	1.28%		1.50%		1.46	%(h)	1.45	%(h)
Ratio of interest expense to average net assets	—		—	%(i)	—		—		—
Ratio of net expenses to average net assets (g)	1.23	%(h)	1.28%		1.50%		1.46	%(h)	1.45	%(h)
Ratio of net investment loss to average net assets (g)	(0.54	)%(h)	(0.82)%		(1.19)%		(1.16	)%(h)	(1.18	)%(h)
Waiver	0.03	%(h)	0.05%		0.01%		—		—
Portfolio turnover rate	20	%(f)	104%		139%		78	%(f)	88%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class T shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e)  Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Mid Cap Growth Fund

For a fund share outstanding throughout each period

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended December 31,
Class Z Shares	2006		2005		2004		2003 (a)		2002 (b)		2001	2000
Net asset value, beginning of period	$22.41		$17.14		$18.17		$14.79		$19.60		$25.99	$29.93
Income from investment operations:
Net investment loss	(0.03	)(c)	(0.10	)(c)	(0.14	)(c)	(0.08	)(c)	(0.13	)(c)	(0.11)	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	3.54		5.37		(0.89)		3.46		(4.68)		(5.35)	4.45
Total from investment operations	3.51		5.27		(1.03)		3.38		(4.81)		(5.46)	4.35
Less distributions:
From net realized gains	(0.31)		—		—		—		—		(0.93)	(8.29)
Net asset value, end of period	$25.61		$22.41		$17.14		$18.17		$14.79		$19.60	$25.99
Total return (d)	15.75	%(e)(f)	30.75	%(e)	(5.67	)%(e)	22.85	%(e)(f)	(24.54	)%(e)	(20.98)%	13.84%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$881,308		$799,505		$825,988		$998,943		$807,342		$786,071	$1,095,525
Ratio of operating expenses to average net assets (g)	0.93	%(h)	0.98%		1.07%		1.09	%(h)	1.12%		1.08%	0.99%
Ratio of interest expense to average net assets	—		—	%(i)	—		—		—		—	—
Ratio of net expenses to average net assets (g)	0.93	%(h)	0.98%		1.07%		1.09	%(h)	1.12%		1.08%	0.99%
Ratio of net investment loss to average net assets (g)	(0.24	)%(h)	(0.52)%		(0.75)%		(0.80	)%(h)	(0.85)%		(0.49)%	(0.38)%
Waiver	0.03	%(h)	0.05%		0.05%		0.05	%(h)	0.05%		—	—
Portfolio turnover rate	20	%(f)	104%		139%		78	%(f)	88%		186%	169%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Small Cap Growth Fund I

For a fund share outstanding throughout the period

Class A Shares (Unaudited)	Period Ended February 28, 2006 (a)
Net asset value, beginning of period	$27.47
Income from investment operations:
Net investment loss (b)	(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency	5.05
Total from investment operations	4.93
Less distributions:
From net realized gains	(0.89)
Net asset value, end of period	$31.51
Total return (c)(d)	18.31%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$458
Ratio of operating expenses to average net assets (e)(f)	1.40%
Ratio of interest expense to average net assets (f)(g)	—%
Ratio of net expenses to average net assets (e)(f)	1.40%
Ratio of net investment loss to average net assets (e)(f)	(1.24)%
Portfolio turnover rate (d)	60%

(a)  Class A shares were initially offered November 1, 2005.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

Class B Shares	(Unaudited) Period Ended February 28, 2006 (a)
Net asset value, beginning of period	$27.47
Income from investment operations:
Net investment loss (b)	(0.20)
Net realized and unrealized gain (loss) on investments and foreign currency	5.08
Total from investment operations	4.88
Less distributions:
From net realized gains	(0.89)
Net asset value, end of period	$31.46
Total return (c)(d)	18.12%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$151
Ratio of operating expenses to average net assets (e)(f)	2.15%
Ratio of interest expense to average net assets (f)(g)	—%
Ratio of net expenses to average net assets (e)(f)	2.15%
Ratio of net investment loss to average net assets (e)(f)	(1.99)%
Portfolio turnover rate (d)	60%

(a)  Class B shares were initially offered November 1, 2005.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming no contingent deferred sales charge.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Small Cap Growth Fund I

For a fund share outstanding throughout the period

Class C Shares (Unaudited)	Period Ended February 28, 2006 (a)
Net asset value, beginning of period	$27.47
Income from investment operations:
Net investment loss (b)	(0.20)
Net realized and unrealized gain on investments and foreign currency	5.08
Total from investment operations	4.88
Less distributions:
From net realized gains	(0.89)
Net asset value, end of period	$31.46
Total return (c)(d)	18.12%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$78
Ratio of operating expenses to average net assets (e)(f)	2.15%
Ratio of interest expense to average net assets (f)(g)	—%
Ratio of net expenses to average net assets (e)(f)	2.15%
Ratio of net investment loss to average net assets (e)(f)	(1.99)%
Portfolio turnover rate (d)	60%

(a)  Class C shares were initially offered November 1, 2005.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming no contingent deferred sales charge.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Small Cap Growth Fund I

For a fund share outstanding throughout each period

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended December 31,
Class Z Shares	2006		2005		2004		2003 (a)		2002 (b)		2001	2000
Net asset value, beginning of period	$27.80		$21.32		$21.62		$16.30		$22.20		$25.87	$27.26
Income from investment operations:
Net investment loss	(0.14	)(c)	(0.24	)(c)	(0.24	)(c)	(0.13	)(c)	(0.17	)(c)	(0.13)	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	4.77		6.72		(0.06)		5.45		(5.73)		(3.54)	1.75
Total from investment operations	4.63		6.48		(0.30)		5.32		(5.90)		(3.67)	1.65
Less distributions:
From net realized gains	(0.89)		—		—		—		—		—	(3.04)
Net asset value, end of period	$31.54		$27.80		$21.32		$21.62		$16.30		$22.20	$25.87
Total return (d)	17.02	%(e)(f)	30.39	%(g)	(1.39)%		32.64	%(f)	(26.58)%		(14.19)%	5.85%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$206,873		$214,659		$543,016		$637,616		$493,031		$617,966	$518,970
Ratio of operating expenses to average net assets (h)	1.13	%(i)	1.16%		1.18%		1.28	%(i)	1.24%		1.23%	1.22%
Ratio of interest expense to average net assets	—	%(i)(j)	—	%(j)	—		—		—		—	—
Ratio of net expenses to average net assets (h)	1.13	%(i)	1.16%		1.18%		1.28	%(i)	1.24%		1.23%	1.22%
Ratio of net investment loss to average net assets (h)	(0.96	)%(i)	(0.99)%		(1.01)%		(1.09	)%(i)	(0.90)%		(0.71)%	(0.44)%
Waiver	—	%(i)(j)	—		—		—		—		—	—
Portfolio turnover rate	60	%(f)	114%		118%		79	%(f)	109%		129%	145%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Total return includes a reimbursement of loss experienced by the Fund due to a compliance violation. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Real Estate Equity Fund

For a fund share outstanding throughout each period

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended December 31,
Class A Shares	2006		2005	2004	2003 (a)		2002 (b)
Net asset value, beginning of period	$27.84		$25.59	$21.04	$17.80		$17.01
Income from investment operations:
Net investment income (c)	0.33		0.79 (d)	0.77	0.36	(e)	0.26
Net realized and unrealized gain on investments	2.04		4.73	4.67	3.11	(e)	0.78
Total from investment operations	2.37		5.52	5.44	3.47		1.04
Less distributions:
From net investment income	(0.49)		(0.75)	(0.70)	(0.23)		(0.25)
From net realized gains	(3.28)		(2.52)	(0.19)	—		—
Total distributions	(3.77)		(3.27)	(0.89)	(0.23)		(0.25)
Net asset value, end of period	$26.44		$27.84	$25.59	$21.04		$17.80
Total return (f)	9.51	%(g)	22.65%	26.42%	19.62	%(g)	6.10	%(g)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$42,216		$45,756	$32,703	$12,364		$905
Ratio of operating expenses to average net assets (h)	1.17	%(i)	1.18%	1.20%	1.55	%(i)	1.43	%(i)
Ratio of interest expense to average net assets	—	%(i)(j)	—	—	—		—
Ratio of net expenses to average net assets (h)	1.17	%(i)	1.18%	1.20%	1.55	%(i)	1.43	%(i)
Ratio of net investment income to average net assets (h)	2.50	%(i)	2.98%	3.27%	2.70	%(e)(i)	4.81	%(i)
Waiver	—	%(i)(j)	—	—	—		—
Portfolio turnover rate	5	%(g)	10%	28%	33	%(g)	53%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.

(e)  Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 3.12% to 2.70%. Per share data and ratios for the period prior to August 31, 2003 have not been restated to reflect this change in policy.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Real Estate Equity Fund

For a fund share outstanding throughout each period

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended December 31,
Class B Shares	2006		2005	2004	2003 (a)		2002 (b)
Net asset value, beginning of period	$27.85		$25.60	$21.03	$17.82		$17.01
Income from investment operations:
Net investment income (c)	0.23		0.60 (d)	0.58	0.24	(e)	0.22
Net realized and unrealized gain on investments	2.05		4.73	4.70	3.12	(e)	0.81
Total from investment operations	2.28		5.33	5.28	3.36		1.03
Less distributions:
From net investment income	(0.39)		(0.56)	(0.52)	(0.15)		(0.22)
From net realized gains	(3.28)		(2.52)	(0.19)	—		—
Total distributions	(3.67)		(3.08)	(0.71)	(0.15)		(0.22)
Net asset value, end of period	$26.46		$27.85	$25.60	$21.03		$17.82
Total return (f)	9.12	%(g)	21.74%	25.53%	18.97	%(g)	6.09	%(g)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$13,113		$14,393	$11,234	$4,776		$1,074
Ratio of operating expenses to average net assets (h)	1.92	%(i)	1.93%	1.98%	2.37	%(i)	2.18	%(i)
Ratio of interest expense to average net assets	—	%(i)(j)	—	—	—		—
Ratio of net expenses to average net assets (h)	1.92	%(i)	1.93%	1.98%	2.37	%(i)	2.18	%(i)
Ratio of net investment income to average net assets (h)	1.74	%(i)	2.26%	2.47%	1.86	%(e)(i)	4.06	%(i)
Waiver	—	%(i)(j)	—	—	—		—
Portfolio turnover rate	5	%(g)	10%	28%	33	%(g)	53%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.

(e)  Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 2.28% to 1.86%. Per share data and ratios for the period prior to August 31, 2003 have not been restated to reflect this change in policy.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g) Not annualized.

(h) The benefits derived from custody credits had an impact of less than 0.01%.

(i) Annualized.

(j) Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Real Estate Equity Fund

For a fund share outstanding throughout each period

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class C Shares	2006		2005	2004 (a)
Net asset value, beginning of period	$27.83		$25.58	$21.99
Income from investment operations:
Net investment income (b)	0.22		0.55 (c)	0.41
Net realized and unrealized gain on investments	2.06		4.78	3.72
Total from investment operations	2.28		5.33	4.13
Less distributions:
From net investment income	(0.39)		(0.56)	(0.35)
From net realized gains	(3.28)		(2.52)	(0.19)
Total distributions	(3.67)		(3.08)	(0.54)
Net asset value, end of period	$26.44		$27.83	$25.58
Total return (d)	9.13	%(e)	21.75%	18.99	%(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$5,056		$4,821	$2,404
Ratio of operating expenses to average net assets (f)	1.92	%(g)	1.93%	1.95	%(g)
Ratio of interest expense to average net assets	—	%(g)(h)	—	—
Ratio of net expenses to average net assets (f)	1.92	%(g)	1.93%	1.95	%(g)
Ratio of net investment income to average net assets (f)	1.71	%(g)	2.08%	1.93	%(g)
Waiver	—	%(g)(h)	—	—
Portfolio turnover rate	5	%(e)	10%	28%

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Real Estate Equity Fund

For a fund share outstanding throughout each period

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended December 31,
Class D Shares	2006		2005	2004	2003 (a)		2002 (b)
Net asset value, beginning of period	$27.84		$25.59	$21.03	$17.82		$17.01
Income from investment operations:
Net investment income (c)	0.23		0.60 (d)	0.65	0.27	(e)	0.21
Net realized and unrealized gain on investments	2.06		4.73	4.63	3.10	(e)	0.82
Total from investment operations	2.29		5.33	5.28	3.37		1.03
Less distributions:
From net investment income	(0.39)		(0.56)	(0.53)	(0.16)		(0.22)
From net realized gains	(3.28)		(2.52)	(0.19)	—		—
Total distributions	(3.67)		(3.08)	(0.72)	(0.16)		(0.22)
Net asset value, end of period	$26.46		$27.84	$25.59	$21.03		$17.82
Total return (f)	9.16	%(g)	21.75%	25.55%	18.99	%(g)	6.09	%(g)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$3,957		$4,263	$4,059	$3,466		$365
Ratio of operating expenses to average net assets (h)	1.92	%(i)	1.93%	1.96%	2.30	%(i)	2.18	%(i)
Ratio of interest expense to average net assets	—	%(i)(j)	—	—	—		—
Ratio of net expenses to average net assets (h)	1.92	%(i)	1.93%	1.96%	2.30	%(i)	2.18	%(i)
Ratio of net investment income to average net assets (h)	1.73	%(i)	2.28%	2.81%	2.02	%(e)(i)	4.06	%(i)
Waiver	—	%(i)(j)	—	—	—		—
Portfolio turnover rate	5	%(g)	10%	28%	33	%(g)	53%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.

(e)  Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 2.44% to 2.02%. Per share data and ratios for the period prior to August 31, 2003 have not been restated to reflect this change in policy.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Real Estate Equity Fund

For a fund share outstanding throughout each period

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended December 31,
Class Z Shares	2006		2005		2004	2003 (a)		2002 (b)	2001	2000
Net asset value, beginning of period	$27.86		$25.60		$21.06	$17.81		$18.04	$17.89	$14.57
Income from investment operations:
Net investment income	0.36	(c)	0.90	(c)(d)	0.88 (c)	0.39	(c)(e)	0.82 (c)	0.79	0.81
Net realized and unrealized gain (loss) on investments	2.04		4.70		4.62	3.14	(e)	(0.25)	0.15	3.32
Total from investment operations	2.40		5.60		5.50	3.53		0.57	0.94	4.13
Less distributions:
From net investment income	(0.52)		(0.82)		(0.77)	(0.28)		(0.71)	(0.72)	(0.75)
From net realized gains	(3.28)		(2.52)		(0.19)	—		(0.09)	(0.07)	(0.06)
Total distributions	(3.80)		(3.34)		(0.96)	(0.28)		(0.80)	(0.79)	(0.81)
Net asset value, end of period	$26.46		$27.86		$25.60	$21.06		$17.81	$18.04	$17.89
Total return (f)	9.65	%(g)	22.99%		26.72%	20.01	%(g)	3.12%	5.41%	28.84%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$600,403		$758,147		$872,924	$884,747		$774,646	$621,590	$436,764
Ratio of operating expenses to average net assets (h)	0.92	%(i)	0.93%		0.97%	1.08	%(i)	0.94%	0.95%	0.96%
Ratio of interest expense to average net assets	—	%(i)(j)	—		—	—		—	—	—
Ratio of net expenses to average net assets (h)	0.92	%(i)	0.93%		0.97%	1.08	%(i)	0.94%	0.95%	0.96%
Ratio of net investment income to average net assets (h)	2.76	%(i)	3.40%		3.78%	3.09	%(e)(i)	5.30%	4.65%	5.16%
Waiver	—	%(i)(j)	—		—	—		—	—	—
Portfolio turnover rate	5	%(g)	10%		28%	33	%(g)	53%	41%	25%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.

(e)  Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 3.51% to 3.09%. Per share data and ratios for the period prior to August 31, 2003 have not been restated to reflect this change in policy.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Technology Fund

For a fund share outstanding throughout each period

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended December 31,
Class A Shares	2006		2005	2004	2003 (a)		2002 (b)
Net asset value, beginning of period	$8.77		$6.50	$5.91	$3.79		$3.82
Income from investment operations:
Net investment loss (c)	(0.05)		(0.04)	(0.11)	(0.04)		(0.01)
Net realized and unrealized gain (loss) on investments, futures contracts and written options	2.17		2.31	0.70	2.16		(0.02)
Total from investment operations	2.12		2.27	0.59	2.12		(0.03)
Less distributions:
From net realized gains	(0.56)		—	—	—		—
Net asset value, end of period	$10.33		$8.77	$6.50	$5.91		$3.79
Total return (d)(e)	24.87	%(f)	34.92%	9.98%	55.94	%(f)	(0.79	)%(f)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$57,751		$14,696	$2,818	$376		$1
Ratio of expenses to average net assets (g)	1.41	%(h)	1.85%	1.90%	1.90	%(h)	1.76	%(h)
Ratio of net investment loss to average net assets (g)	(1.01	)%(h)	(1.47)%	(1.51)%	(1.35	)%(h)	(1.35	)%(h)
Waiver/Reimbursement	0.01	%(h)	0.06%	0.53%	3.06	%(h)	1.24	%(h)
Portfolio turnover rate	144	%(f)	328%	488%	523	%(f)	512%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e)  Had the Investment Advisor and/or Transfer Agent not reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended December 31,
Class B Shares	2006		2005	2004	2003 (a)		2002 (b)
Net asset value, beginning of period	$8.57		$6.40	$5.86	$3.78		$3.82
Income from investment operations:
Net investment loss (c)	(0.08)		(0.17)	(0.16)	(0.07)		(0.01)
Net realized and unrealized gain (loss) on investments, futures contracts and written options	2.12		2.34	0.70	2.15		(0.03)
Total from investment operations	2.04		2.17	0.54	2.08		(0.04)
Less distributions:
From net realized gains	(0.50)		—	—	—		—
Net asset value, end of period	$10.11		$8.57	$6.40	$5.86		$3.78
Total return (d)(e)	24.40	%(f)	33.91%	9.22%	55.03	%(f)	(1.05	)%(f)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$6,479		$3,183	$2,200	$1,246		$7
Ratio of expenses to average net assets (g)	2.16	%(h)	2.60%	2.65%	2.65	%(h)	2.51	%(h)
Ratio of net investment loss to average net assets (g)	(1.77	)%(h)	(2.29)%	(2.30)%	(2.11	)%(h)	(2.10	)%(h)
Waiver/Reimbursement	0.01	%(h)	0.06%	0.48%	2.40	%(h)	1.24	%(h)
Portfolio turnover rate	144	%(f)	328%	488%	523	%(f)	512%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e)  Had the Investment Advisor and/or Transfer Agent not reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Technology Fund

For a fund share outstanding throughout each period

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,
Class C Shares	2006		2005	2004 (a)
Net asset value, beginning of period	$8.59		$6.41	$6.48
Income from investment operations:
Net investment loss (b)	(0.08)		(0.17)	(0.14)
Net realized and unrealized gain on investments, futures contracts and written options	2.12		2.35	0.07
Total from investment operations	2.04		2.18	(0.07)
Less distributions:
From net realized gains	(0.50)		—	—
Net asset value, end of period	$10.13		$8.59	$6.41
Total return (c)(d)	24.35	%(e)	34.01%	(1.08	)%(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$13,171		$1,972	$488
Ratio of expenses to average net assets (f)	2.16	%(g)	2.60%	2.65	%(g)
Ratio of net investment loss to average net assets (f)	(1.74	)%(g)	(2.23)%	(2.18	)%(g)
Waiver/Reimbursement	0.01	%(g)	0.06%	0.68	%(g)
Portfolio turnover rate	144	%(e)	328%	488%

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming no contingent deferred sales charge.

(d)  Had the Investment Advisor and/or Transfer Agent not reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended December 31,
Class D Shares	2006		2005	2004	2003 (a)		2002 (b)
Net asset value, beginning of period	$8.62		$6.43	$5.88	$3.78		$3.82
Income from investment operations:
Net investment loss (c)	(0.08)		(0.18)	(0.16)	(0.07)		(0.01)
Net realized and unrealized gain(loss) on investments, futures contracts and written options	2.13		2.37	0.71	2.17		(0.03)
Total from investment operations	2.05		2.19	0.55	2.10		(0.04)
Less distributions:
From net realized gains	(0.50)		—	—	—		—
Net asset value, end of period	$10.17		$8.62	$6.43	$5.88		$3.78
Total return (d)(e)	24.37	%(f)	34.06%	9.35%	55.56	%(f)	(1.05	)%(f)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$28		$22	$21	$15		$1
Ratio of expenses to average net assets (g)	2.16	%(h)	2.60%	2.65%	2.65	%(h)	2.51	%(h)
Ratio of net investment loss to average net assets (g)	(1.78	)%(h)	(2.30)%	(2.31)%	(2.13	)%(h)	(2.10	)%(h)
Waiver/Reimbursement	0.01	%(h)	0.06%	0.77%	4.00	%(h)	1.24	%(h)
Portfolio turnover rate	144	%(f)	328%	488%	523	%(f)	512%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming no contingent deferred sales charge.

(e)  Had the Investment Advisor and/or Transfer Agent not reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Technology Fund

For a fund share outstanding throughout each period

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended December 31,			Period Ended December 31,
Class Z Shares	2006		2005		2004		2003 (a)		2002 (b)		2001	2000 (c)
Net asset value, beginning of period	$8.86		$6.55		$5.93		$3.79		$6.13		$8.63	$10.00
Income from investment operations:
Net investment income (loss)	(0.04	)(d)	(0.10	)(d)	(0.09	)(d)	(0.04	)(d)	(0.06	)(d)	(0.08)	0.01
Net realized and unrealized gain (loss) on investments, futures contracts and written options	2.19		2.41		0.71		2.18		(2.28)		(2.42)	(1.37)
Total from investment operations	2.15		2.31		0.62		2.14		(2.34)		(2.50)	(1.36)
Less distributions:
From net investment income	—		—		—		—		—		—	(0.01)
From net realized gains	(0.58)		—		—		—		—		—	—
Total distributions	(0.58)		—		—		—		—		—	(0.01)
Net asset value, end of period	$10.43		$8.86		$6.55		$5.93		$3.79		$6.13	$8.63
Total return (e)(f)	24.99	%(g)	35.27%		10.46%		56.46	%(g)	(38.17)%		(28.97)%	(13.78	)%(g)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$81,993		$40,947		$30,268		$19,663		$8,055		$10,385	$4,327
Ratio of expenses to average net assets (h)	1.16	%(i)	1.60%		1.65%		1.65	%(i)	1.65%		1.69%	1.48	%(i)
Ratio of net investment income (loss) to average net assets (h)	(0.77	)%(i)	(1.29)%		(1.30)%		(1.19	)%(i)	(1.24)%		(1.26)%	0.99	%(i)
Waiver/Reimbursement	0.01	%(i)	0.06%		0.53%		2.73	%(i)	1.33%		1.13%	7.49	%(i)
Portfolio turnover rate	144	%(g)	328%		488%		523	%(g)	512%		413%	63	%(g)

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c)  The Fund commenced investment operations on October 27, 2000. Per share data, total return and portfolio turnover rate reflect activity from that date.

(d)  Per share data was calculated using average shares outstanding during the period.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the Investment Advisor and/or Transfer Agent not reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Strategic Investor Fund

For a fund share outstanding throughout each period

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Period Ended December 31,
Class A Shares	2006		2005		2004		2003 (a)		2002 (b)
Net asset value, beginning of period	$21.21		$18.37		$15.95		$13.13		$12.72
Income from investment operations:
Net investment income (c)	0.07		0.01		0.03		0.06		0.01
Net realized and unrealized gain on investments and foreign currency	1.17		3.08		2.46		2.76		0.40
Total from investment operations	1.24		3.09		2.49		2.82		0.41
Less distributions:
From net investment income	(0.14)		(0.03)		(0.07)		—		—
From net realized gains	(1.52)		(0.22)		—		—		—
Total distributions	(1.66)		(0.25)		(0.07)		—		—
Net asset value, end of period	$20.79		$21.21		$18.37		$15.95		$13.13
Total return (d)	6.06	%(f)(e)	16.88	%(e)	15.64	%(e)	21.48	%(f)	3.22	%(f)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$185,023		$169,340		$99,608		$60,112		$53,526
Ratio of expenses to average net assets (g)	1.21	%(h)	1.24%		1.27%		1.30	%(h)	1.21	%(h)
Ratio of net investment income to average net assets (g)	0.66	%(h)	0.64%		0.19%		0.60	%(h)	0.64	%(h)
Waiver	0.02	%(h)	0.03%		0.01%		—		—
Portfolio turnover rate	31	%(f)	80%		106%		68	%(f)	188%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended December 31,
Class B Shares	2006		2005	2004	2003 (a)		2002 (b)
Net asset value, beginning of period	$20.84		$18.17	$15.82	$13.10		$12.72
Income from investment operations:
Net investment loss (c)	(0.01)		— (d)	(0.10)	(0.03)		(0.01)
Net realized and unrealized gain on investments and foreign currency	1.16		2.89	2.45	2.75		0.39
Total from investment operations	1.15		2.89	2.35	2.72		0.38
Less distributions:
From net realized gains	(1.52)		(0.22)	—	—		—
Net asset value, end of period	$20.47		$20.84	$18.17	$15.82		$13.10
Total return (e)(f)	5.71	%(g)	15.97%	14.85%	20.76	%(g)	2.99	%(g)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$53,917		$49,318	$22,071	$3,398		$2,350
Ratio of expenses to average net assets (h)	1.96	%(i)	1.99%	2.02%	2.22	%(i)	2.36	%(i)
Ratio of net investment loss to average net assets (h)	(0.09	)%(i)	(0.09)%	(0.57)%	(0.33	)%(i)	(0.51	)%(i)
Waiver	0.02	%(i)	0.03%	0.14%	0.23	%(i)	0.23	%(i)
Portfolio turnover rate	31	%(g)	80%	106%	68	%(g)	188%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Strategic Investor Fund

For a fund share outstanding throughout each period

Class C Shares	(Unaudited) Six Months Ended February 28, 2006		Year Ended August 31, 2005	Period Ended August 31, 2004 (a)
Net asset value, beginning of period	$20.85		$18.18	$16.42
Income from investment operations:
Net investment loss (b)	(0.01)		— (c)	(0.09)
Net realized and unrealized gain on investments and foreign currency	1.16		2.89	1.85
Total from investment operations	1.15		2.89	1.76
Less distributions:
From net realized gains	(1.52)		(0.22)	—
Net asset value, end of period	$20.48		$20.85	$18.18
Total return (d)(e)	5.71	%(f)	15.96%	10.72	%(f)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$45,616		$39,253	$14,821
Ratio of expenses to average net assets (g)	1.96	%(h)	1.99%	2.05	%(h)
Ratio of net investment loss to average net assets (g)	(0.08	)%(h)	(0.09)%	(0.57	)%(h)
Waiver	0.02	%(h)	0.03%	0.07	%(h)
Portfolio turnover rate	31	%(f)	80%	106%

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended December 31,
Class D Shares	2006		2005	2004	2003 (a)		2002 (b)
Net asset value, beginning of period	$20.84		$18.17	$15.81	$13.11		$12.72
Income from investment operations:
Net investment loss (c)	(0.01)		— (d)	(0.08)	(0.05)		(0.01)
Net realized and unrealized gain on investments and foreign currency	1.15		2.89	2.44	2.75		0.40
Total from investment operations	1.14		2.89	2.36	2.70		0.39
Less distributions:
From net realized gains	(1.52)		(0.22)
Net asset value, end of period	$20.46		$20.84	$18.17	$15.81		$13.11
Total return (e)(f)	5.66	%(g)	15.97%	14.93%	20.59	%(g)	3.07	%(g)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$468		$525	$693	$704		$355
Ratio of expenses to average net assets (h)	1.96	%(i)	1.99%	1.94%	2.34	%(i)	2.28	%(i)
Ratio of net investment loss to average net assets (h)	(0.09	)%(i)	(0.14)%	(0.48)%	(0.48	)%(i)	(0.43	)%(i)
Waiver	0.02	%(i)	0.03%	0.12%	0.15	%(i)	0.15	%(i)
Portfolio turnover rate	31	%(g)	80%	106%	68	%(g)	188%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Strategic Investor Fund

For a fund share outstanding throughout each period

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended December 31,			Period Ended December 31,
Class Z Shares	2006		2005		2004		2003 (a)		2002 (b)		2001	2000 (c)
Net asset value, beginning of period	$21.27		$18.42		$15.98		$13.14		$14.52		$11.23	$10.00
Income from investment operations:
Net investment income	0.09	(d)	0.01	(d)	0.08	(d)	0.08	(d)	0.10	(d)	0.05	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.18		3.13		2.47		2.76		(1.35)		3.29	1.23
Total from investment operations	1.27		3.14		2.55		2.84		(1.25)		3.34	1.25
Less distributions:
From net investment income	(0.19)		(0.07)		(0.11)		—		(0.11)		(0.05)	(0.02)
From net realized gains	(1.52)		(0.22)		—		—		(0.02)		—	—
Total distributions	(1.71)		(0.29)		(0.11)		—		(0.13)		(0.05)	(0.02)
Net asset value, end of period	$20.83		$21.27		$18.42		$15.98		$13.14		$14.52	$11.23
Total return (e)	6.21	%(f)(g)	17.16	%(f)	15.98	%(f)	21.61	%(f)(g)	(8.56	)%(f)	29.76%	12.25	%(f)(g)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$200,118		$267,380		$272,178		$227,454		$209,610		$139,504	$9,526
Ratio of expenses to average net assets (h)	0.96	%(i)	0.99%		1.02%		1.08	%(i)	1.23%		1.13%	1.34	%(i)
Ratio of net investment income to average net assets (h)	0.91	%(i)	0.86%		0.44%		0.82	%(i)	0.62%		0.71%	1.92	%(i)
Waiver	0.02	%(i)	0.03%		0.03%		0.03	%(i)	0.03%		—	3.97	%(i)
Portfolio turnover rate	31	%(g)	80%		106%		68	%(g)	188%		278%	64	%(g)

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c)  The Fund commenced investment operations on October 27, 2000. Per share data, total return and portfolio turnover rate reflect activity from that date.

(d)  Per share data was calculated using average shares outstanding during the period.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Balanced Fund

For a fund share outstanding throughout each period

	(Unaudited) Period Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended December 31,
Class A Shares	2006		2005	2004	2003 (a)		2002 (b)
Net asset value, beginning of period	$21.75		$19.86	$19.18	$17.52		$17.58
Income from investment operations:
Net investment income (c)	0.18		0.02 (d)	0.29	0.16		0.03
Net realized and unrealized gain on investments and futures contracts	0.63		2.28	0.67	1.64		—	(e)
Total from investment operations	0.81		2.30	0.96	1.80		0.03
Less distributions:
From net investment income	(0.20)		(0.41)	(0.28)	(0.14)		(0.09)
Net asset value, end of period	$22.36		$21.75	$19.86	$19.18		$17.52
Total return (f)	3.76	%(g)(h)	11.72%	4.99%	10.35	%(h)	0.19	%(h)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$3,972		$3,378	$2,577	$670		$146
Ratio of expenses to average net assets (i)	0.99	%(j)	1.02%	1.02%	1.42	%(j)	1.17	%(j)
Ratio of net investment income to average net assets (i)	1.62	%(j)	1.80%	1.45%	1.32	%(j)	2.03	%(j)
Waiver	0.01	%(j)	—	—	—		—
Portfolio turnover rate	25	%(h)	63%	158%	110	%(h)	98%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

	(Unaudited) Period Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended December 31,
Class B Shares	2006		2005	2004	2003 (a)		2002 (b)
Net asset value, beginning of period	$21.72		$19.83	$19.16	$17.52		$17.58
Income from investment operations:
Net investment income (c)	0.09		0.01 (d)	0.14	0.07		0.02
Net realized and unrealized gain (loss) on investments and futures contracts	0.64		2.14	0.66	1.65		(0.01)
Total from investment operations	0.73		2.15	0.80	1.72		0.01
Less distributions:
From net investment income	(0.12)		(0.26)	(0.13)	(0.08)		(0.07)
Net asset value, end of period	$22.33		$21.72	$19.83	$19.16		$17.52
Total return (e)	3.38	%(f)(g)	10.91%	4.17%	9.83	%(g)	0.06	%(g)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$7,893		$8,149	$7,286	$3,349		$608
Ratio of expenses to average net assets (h)	1.74	%(i)	1.77%	1.77%	2.17	%(i)	1.92	%(i)
Ratio of net investment income to average net assets (h)	0.86	%(i)	1.07%	0.71%	0.59	%(i)	1.28	%(i)
Waiver	0.01	%(i)	—	—	—		—
Portfolio turnover rate	25	%(g)	63%	158%	110	%(g)	98%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Balanced Fund

For a fund share outstanding throughout each period

Class C Shares	(Unaudited) Period Ended February 28, 2006		Year Ended August 31, 2005	Period Ended August 31, 2004 (a)
Net asset value, beginning of period	$21.72		$19.83	$19.59
Income from investment operations:
Net investment income (b)	0.09		0.01 (c)	0.13
Net realized and unrealized gain on investments and futures contracts	0.64		2.14	0.23
Total from investment operations	0.73		2.15	0.36
Less distributions:
From net investment income	(0.12)		(0.26)	(0.12)
Net asset value, end of period	$22.33		$21.72	$19.83
Total return (d)	3.38	%(e)(f)	10.91%	1.82	%(f)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$1,175		$952	$730
Ratio of expenses to average net assets (g)	1.74	%(h)	1.77%	1.80	%(h)
Ratio of net investment income to average net assets (g)	0.87	%(h)	1.06%	0.72	%(h)
Waiver	0.01	%(h)	—	—
Portfolio turnover rate	25	%(f)	63%	158	%(f)

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

	(Unaudited) Period Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended December 31,
Class D Shares	2006		2005	2004	2003 (a)		2002 (b)
Net asset value, beginning of period	$21.72		$19.82	$19.17	$17.51		$17.58
Income from investment operations:
Net investment income (c)	0.09		0.01 (d)	0.15	0.11		0.02
Net realized and unrealized gain (loss) on investments and futures contracts	0.63		2.15	0.65	1.64		(0.02)
Total from investment operations	0.72		2.16	0.80	1.75		—
Less distributions:
From net investment income	(0.12)		(0.26)	(0.15)	(0.09)		(0.07)
Net asset value, end of period	$22.32		$21.72	$19.82	$19.17		$17.51
Total return (e)	3.33	%(f)(g)	10.97%	4.14%	10.01	%(g)	0.01	%(g)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$240		$320	$361	$770		$446
Ratio of expenses to average net assets (h)	1.74	%(i)	1.77%	1.77%	1.87	%(i)	1.92	%(i)
Ratio of net investment income to average net assets (h)	0.85	%(i)	1.07%	0.74%	0.89	%(i)	1.28	%(i)
Waiver	0.01	%(i)	—	—	—		—
Portfolio turnover rate	25	%(g)	63%	158%	110	%(g)	98%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Balanced Fund

For a fund share outstanding throughout each period

	(Unaudited) Period Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended December 31,
Class Z Shares	2006		2005		2004	2003 (a)		2002 (b)	2001		2000
Net asset value, beginning of period	$21.74		$19.84		$19.19	$17.51		$20.67	$22.96		$24.72
Income from investment operations:
Net investment income	0.20	(c)	0.01	(c)(d)	0.35 (c)	0.24	(c)	0.47 (c)	0.57	(e)	0.67
Net realized and unrealized gain (loss) on investments and futures contracts	0.64		2.36		0.66	1.64		(3.13)	(2.27	)(e)	(0.41)
Total from investment operations	0.84		2.37		1.01	1.88		(2.66)	(1.70)		0.26
Less distributions:
From net investment income	(0.23)		(0.47)		(0.36)	(0.20)		(0.50)	(0.59)		(0.68)
From net realized gains	—		—		—	—		—	—		(1.34)
Total distributions	(0.23)		(0.47)		(0.36)	(0.20)		(0.50)	(0.59)		(2.02)
Net asset value, end of period	$22.35		$21.74		$19.84	$19.19		$17.51	$20.67		$22.96
Total return (f)	3.89	%(g)(h)	12.06%		5.27%	10.81	%(h)	(12.97)%	(7.40)%		0.82%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$261,707		$301,109		$483,746	$640,402		$668,290	$983,749		$1,126,854
Ratio of expenses to average net assets (i)	0.74	%(j)	0.77%		0.77%	0.77	%(j)	0.70%	0.67%		0.65%
Ratio of net investment income to average net assets (i)	1.86	%(j)	2.11%		1.73%	2.03	%(j)	2.50%	2.70	%(e)	2.73%
Waiver	0.01	%(j)	—		—	—		—	—		—
Portfolio turnover rate	25	%(h)	63%		158%	110	%(h)	98%	111%		105%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.

(e)  Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 2.73% to 2.70%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Oregon Intermediate Municipal Bond Fund

For a fund share outstanding throughout each period

	(Unaudited) Period Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended December 31,
Class A Shares	2006		2005	2004	2003 (a)		2002 (b)
Net asset value, beginning of period	$12.45		$12.45	$12.25	$12.50		$12.52
Income from investment operations:
Net investment income (c)	0.23		0.46	0.46	0.29		0.08
Net realized and unrealized gain (loss) on investments	(0.15)		0.03	0.34	(0.22)		0.07
Total from investment operations	0.08		0.49	0.80	0.07		0.15
Less distributions:
From net investment income	(0.23)		(0.45)	(0.46)	(0.31)		(0.08)
From net realized gains	—		(0.04)	(0.14)	(0.01)		(0.09)
Total distributions	(0.23)		(0.49)	(0.60)	(0.32)		(0.17)
Net asset value, end of period	$12.30		$12.45	$12.45	$12.25		$12.50
Total return (d)	0.65	%(e)(f)	4.05%	6.68%	0.56	%(f)	1.19	%(f)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$5,064		$4,300	$3,680	$2,138		$477
Ratio of expenses to average net assets (g)	0.88	%(h)	0.89%	0.92%	1.16	%(h)	0.92	%(h)
Ratio of net investment income to average net assets (g)	3.74	%(h)	3.71%	3.73%	3.52	%(h)	4.11	%(h)
Waiver	—	%(h)(i)	—	—	—		—
Portfolio turnover rate	1	%(f)	9%	11%	10	%(f)	21%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

	(Unaudited) Period Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended December 31,
Class B Shares	2006		2005	2004	2003 (a)		2002 (b)
Net asset value, beginning of period	$12.45		$12.45	$12.25	$12.50		$12.52
Income from investment operations:
Net investment income (c)	0.18		0.37	0.37	0.24		0.06
Net realized and unrealized gain (loss) on investments	(0.15)		0.03	0.34	(0.23)		0.08
Total from investment operations	0.03		0.40	0.71	0.01		0.14
Less distributions:
From net investment income	(0.18)		(0.36)	(0.37)	(0.25)		(0.07)
From net realized gains	—		(0.04)	(0.14)	(0.01)		(0.09)
Total distributions	(0.18)		(0.40)	(0.51)	(0.26)		(0.16)
Net asset value, end of period	$12.30		$12.45	$12.45	$12.25		$12.50
Total return (d)	0.27	%(e)(f)	3.26%	5.87%	0.05	%(f)	1.10	%(f)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$1,124		$1,226	$1,190	$999		$373
Ratio of expenses to average net assets (g)	1.63	%(h)	1.64%	1.68%	1.86	%(h)	1.67	%(h)
Ratio of net investment income to average net assets (g)	3.00	%(h)	2.96%	2.97%	2.83	%(h)	3.36	%(h)
Waiver	—	%(h)(i)	—	—	—		—
Portfolio turnover rate	1	%(f)	9%	11%	10	%(f)	21%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Oregon Intermediate Municipal Bond Fund

For a fund share outstanding throughout each period

Class C Shares	(Unaudited) Period Ended February 28, 2006		Year Ended August 31, 2005	Period Ended August 31, 2004 (a)
Net asset value, beginning of period	$12.45		$12.45	$12.42
Income from investment operations:
Net investment income (b)	0.20		0.41	0.36
Net realized and unrealized gain on investments	(0.15)		0.03	0.18
Total from investment operations	0.05		0.44	0.54
Less distributions:
From net investment income	(0.20)		(0.40)	(0.37)
From net realized gains	—		(0.04)	(0.14)
Total distributions	(0.20)		(0.44)	(0.51)
Net asset value, end of period	$12.30		$12.45	$12.45
Total return (c)(d)	0.44	%(e)	3.64%	4.41	%(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$560		$601	$278
Ratio of expenses to average net assets (f)	1.28	%(g)	1.29%	1.30	%(g)
Ratio of net investment income to average net assets (f)	3.35	%(g)	3.31%	3.28	%(g)
Waiver (h)	0.35	%(g)	0.35%	0.35	%(g)
Portfolio turnover rate	1	%(e)	9%	11%

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the Distributor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Amounts represent voluntary waivers of service and distribution fees.

	(Unaudited) Period Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended December 31,
Class D Shares	2006		2005	2004	2003 (a)		2002 (b)
Net asset value, beginning of period	$12.45		$12.45	$12.25	$12.50		$12.52
Income from investment operations:
Net investment income (c)	0.20		0.41	0.41	0.27		0.07
Net realized and unrealized gain (loss) on investments	(0.15)		0.03	0.34	(0.23)		0.07
Total from investment operations	0.05		0.44	0.75	0.04		0.14
Less distributions:
From net investment income	(0.20)		(0.40)	(0.41)	(0.28)		(0.07)
From net realized gains	—		(0.04)	(0.14)	(0.01)		(0.09)
Total distributions	(0.20)		(0.44)	(0.55)	(0.29)		(0.16)
Net asset value, end of period	$12.30		$12.45	$12.45	$12.25		$12.50
Total return (d)(e)	0.45	%(f)	3.62%	6.25%	0.32	%(f)	1.14	%(f)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$724		$764	$790	$700		$488
Ratio of expenses to average net assets (g)	1.28	%(h)	1.29%	1.33%	1.43	%(h)	1.32	%(h)
Ratio of net investment income to average net assets (g)	3.35	%(h)	3.31%	3.34%	3.30	%(h)	3.71	%(h)
Waiver (i)	0.35	%(h)	0.35%	0.35%	0.35	%(h)	0.35	%(h)
Portfolio turnover rate	1	%(f)	9%	11%	10	%(f)	21%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the Distributor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Amounts represent voluntary waivers of service and distribution fees.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Oregon Intermediate Municipal Bond Fund

For a fund share outstanding throughout each period

	(Unaudited) Period Ended February 28,		Year Ended August 31,		Period Ended August 31,		Year Ended December 31,
Class Z Shares	2006		2005	2004	2003 (a)		2002 (b)	2001		2000
Net asset value, beginning of period	$12.45		$12.45	$12.25	$12.50		$12.08	$12.13		$11.56
Income from investment operations:
Net investment income	0.24	(c)	0.49 (c)	0.50 (c)	0.34	(c)	0.55 (c)	0.57	(d)	0.58
Net realized and unrealized gain (loss) on investments	(0.15)		0.03	0.34	(0.23)		0.54	(0.02	)(d)	0.58
Total from investment operations	0.09		0.52	0.84	0.11		1.09	0.55		1.16
Less distributions:
From net investment income	(0.24)		(0.48)	(0.50)	(0.35)		(0.55)	(0.57)		(0.58)
From net realized gains	—		(0.04)	(0.14)	(0.01)		(0.12)	(0.03)		(0.01)
Total distributions	(0.24)		(0.52)	(0.64)	(0.36)		(0.67)	(0.60)		(0.59)
Net asset value, end of period	$12.30		$12.45	$12.45	$12.25		$12.50	$12.08		$12.13
Total return (e)	0.77	%(f)(g)	4.31%	6.97%	0.83	%(g)	9.24%	4.55%		10.28%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$394,573		$410,706	$434,509	$485,427		$508,865	$491,638		$436,544
Ratio of expenses to average net assets (h)	0.63	%(i)	0.64%	0.65%	0.68	%(i)	0.58%	0.57%		0.58%
Ratio of net investment income to average net assets (h)	4.00	%(i)	3.96%	4.03%	4.13	%(i)	4.45%	4.64	%(d)	4.92%
Waiver	—	%(i)(j)	—	—	—		—	—		—
Portfolio turnover rate	1	%(g)	9%	11%	10	%(g)	21%	14%		22%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was less than $0.01 to net investment income and net realized and unrealized loss per share and less than 0.01% to the ratio of net investment income to average net assets. Per share data and ratios for the periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Conservative High Yield Fund

For a fund share outstanding throughout each period

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended December 31,
Class A Shares	2006		2005	2004	2003 (a)		2002 (b)
Net asset value, beginning of period	$8.62		$8.69	$8.49	$8.37		$8.17
Income from investment operations:
Net investment income (c)	0.25		0.48	0.50	0.33		0.09
Net realized and unrealized gain (loss) on investments	(0.07)		(0.03)	0.24	0.15		0.20
Total from investment operations	0.18		0.45	0.74	0.48		0.29
Less distributions:
From net investment income	(0.27)		(0.52)	(0.54)	(0.36)		(0.09)
Net asset value, end of period	$8.53		$8.62	$8.69	$8.49		$8.37
Total return (d)	2.12	%(e)(f)	5.31%	8.90%	5.81	%(e)	3.50	%(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$215,333		$321,402	$335,841	$193,267		$33,992
Ratio of expenses to average net assets (g)	0.93	%(h)	0.95%	1.01%	1.07	%(h)	1.15	%(h)
Ratio of net investment income to average net assets (g)	6.01	%(h)	5.55%	5.74%	5.82	%(h)	6.46	%(h)
Waiver	—	%(h)(i)	—	—	—		—
Portfolio turnover rate	16	%(e)	40%	41%	38	%(e)	42%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended December 31,
Class B Shares	2006		2005	2004	2003 (a)		2002 (b)
Net asset value, beginning of period	$8.62		$8.69	$8.49	$8.37		$8.17
Income from investment operations:
Net investment income (c)	0.22		0.42	0.43	0.28		0.07
Net realized and unrealized gain (loss) on investments	(0.07)		(0.03)	0.24	0.15		0.20
Total from investment operations	0.15		0.39	0.67	0.43		0.27
Less distributions:
From net investment income	(0.24)		(0.46)	(0.47)	(0.31)		(0.07)
Net asset value, end of period	$8.53		$8.62	$8.69	$8.49		$8.37
Total return (d)	1.74	%(e)(f)	4.53%	8.07%	5.20	%(e)	3.33	%(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$79,006		$89,101	$102,038	$89,950		$16,701
Ratio of expenses to average net assets (g)	1.68	%(h)	1.70%	1.77%	1.94	%(h)	1.90	%(h)
Ratio of net investment income to average net assets (g)	5.24	%(h)	4.80%	4.97%	4.93	%(h)	5.71	%(h)
Waiver	—	%(h)(i)	—	—	—		—
Portfolio turnover rate	16	%(e)	40%	41%	38	%(e)	42%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Not annualized.

(f)  Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Conservative High Yield Fund

For a fund share outstanding throughout each period

Class C Shares	(Unaudited) Six Months Ended February 28, 2006		Year Ended August 31, 2005	Period Ended August 31, 2004 (a)
Net asset value, beginning of period	$8.62		$8.69	$8.64
Income from investment operations:
Net investment income (b)	0.23		0.43	0.39
Net realized and unrealized gain (loss) on investments	(0.08)		(0.03)	0.09
Total from investment operations	0.15		0.40	0.48
Less distributions:
From net investment income	(0.24)		(0.47)	(0.43)
Net asset value, end of period	$8.53		$8.62	$8.69
Total return (c)(d)	1.82	%(e)	4.69%	5.65	%(e)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$14,259		$18,002	$20,126
Ratio of expenses to average net assets (f)	1.53	%(g)	1.55%	1.61	%(g)
Ratio of net investment income to average net assets (f)	5.40	%(g)	4.95%	5.03	%(g)
Waiver (h)	0.15	%(g)	0.15%	0.15	%(g)
Portfolio turnover rate	16	%(e)	40%	41%

(a)  Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Had the Distributor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Amounts represent voluntary waivers of service and distribution fees.

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Period Ended December 31,
Class D Shares	2006		2005	2004	2003 (a)		2002 (b)
Net asset value, beginning of period	$8.62		$8.69	$8.49	$8.37		$8.17
Income from investment operations:
Net investment income (c)	0.23		0.43	0.44	0.29		0.07
Net realized and unrealized gain (loss) on investments	(0.08)		(0.03)	0.24	0.15		0.20
Total from investment operations	0.15		0.40	0.68	0.44		0.27
Less distributions:
From net investment income	(0.24)		(0.47)	(0.48)	(0.32)		(0.07)
Net asset value, end of period	$8.53		$8.62	$8.69	$8.49		$8.37
Total return (d)(e)	1.82	%(f)	4.69%	8.23%	5.35	%(f)	3.35	%(f)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$45,214		$58,739	$86,854	$103,559		$18,035
Ratio of expenses to average net assets (g)	1.53	%(h)	1.55%	1.62%	1.73	%(h)	1.75	%(h)
Ratio of net investment income to average net assets (g)	5.41	%(h)	4.95%	5.12%	5.12	%(h)	5.86	%(h)
Waiver (i)	0.15	%(h)	0.15%	0.15%	0.15	%(h)	0.15	%(h)
Portfolio turnover rate	16	%(f)	40%	41%	38	%(f)	42%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)  Had the Distributor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Amounts represent voluntary waivers of service and distribution fees.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Columbia Conservative High Yield Fund

For a fund share outstanding throughout each period

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,		Period Ended August 31,		Year Ended December 31,
Class Z Shares	2006		2005	2004	2003 (a)		2002 (b)	2001		2000
Net asset value, beginning of period	$8.62		$8.69	$8.49	$8.37		$8.87	$8.98		$9.32
Income from investment operations:
Net investment income	0.26	(c)	0.50 (c)	0.52 (c)	0.35	(c)	0.57 (c)	0.67	(d)	0.75
Net realized and unrealized gain (loss) on investments	(0.07)		(0.03)	0.24	0.15		(0.48)	(0.09	)(d)	(0.34)
Total from investment operations	0.19		0.47	0.76	0.50		0.09	0.58		0.41
Less distributions:
From net investment income	(0.28)		(0.54)	(0.56)	(0.38)		(0.59)	(0.69)		(0.75)
Net asset value, end of period	$8.53		$8.62	$8.69	$8.49		$8.37	$8.87		$8.98
Total return (e)	2.24	%(f)	5.54%	9.16%	6.04	%(f)	1.17%	6.63%		4.61%
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$934,549		$1,073,894	$1,186,454	$1,197,340		$702,785	$238,994		$97,575
Ratio of expenses to average net assets (g)	0.68	%(h)	0.70%	0.77%	0.82	%(h)	0.77%	0.85%		0.93%
Ratio of net investment income to average net assets (g)	6.23	%(h)	5.80%	5.97%	6.19	%(h)	6.84%	7.47	%(d)	8.22%
Portfolio turnover rate	16	%(f)	40%	41%	38	%(f)	42%	69%		50%

(a)  The Fund changed its fiscal year end from December 31 to August 31.

(b)  On November 1, 2002, the existing Fund shares were renamed Class Z shares.

(c)  Per share data was calculated using average shares outstanding during the period.

(d)  Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.02, decrease net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 7.64% to 7.47%. Per share data and ratios for periods prior to

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2006 (Unaudited)  Columbia Funds

Note 1. Organization

The Columbia Funds are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end management investment companies. Information presented in these financial statements pertains to the following Funds (individually referred to as a "Fund", collectively referred to as the "Funds"):

Columbia International Stock Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Real Estate Equity Fund

Columbia Technology Fund

Columbia Strategic Investor Fund

Columbia Balanced Fund

Columbia Oregon Intermediate Municipal Bond Fund

Columbia Conservative High Yield Fund

All Funds are diversified except for the Columbia Real Estate Equity Fund, Columbia Technology Fund and Columbia Oregon Intermediate Municipal Bond Fund, which are non-diversified.

Investment Goals

Columbia International Stock Fund seeks long-term capital appreciation by investing in stocks issued by companies from at least three countries outside the United States. Columbia Mid Cap Growth Fund seeks significant capital appreciation by investing in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index. Columbia Small Cap Growth Fund I seeks capital appreciation by investing in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Standard & Poor's SmallCap 600 Index. Columbia Real Estate Equity Fund seeks capital appreciation and above-average income by investing in stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs). Columbia Technology Fund seeks capital appreciation by investing in stocks of technology companies that may benefit from technological improvements, advancements or developments. Columbia Strategic Investor Fund seeks long-term growth of capital by using a "value" approach to investing primarily in common stocks. Columbia Balanced Fund seeks high total return by investing in common stocks and debt securities. Columbia Oregon Intermediate Municipal Bond Fund seeks a high level of income exempt from federal and Oregon income tax by investing primarily in municipal securities issued by the state of Oregon. Columbia Conservative High Yield Fund seeks a high level of income, with capital appreciation as a secondary goal, by investing in non-investment-grade, corporate debt securities.

Fund Shares

Each Fund may issue an unlimited number of shares. Each of the Funds, except the Columbia International Stock Fund, Columbia Mid Cap Growth Fund and Columbia Small Cap Growth Fund I, offer five classes of shares: Class A, Class B, Class C, Class D and Class Z. Columbia Small Cap Growth Fund I offers four classes of shares: Class A, Class B, Class C and Class Z shares. Columbia Small Cap Growth Fund I commenced offering Class A, Class B and Class C shares on November 1, 2005. Columbia International Stock Fund offers six classes of shares: Class A, Class B, Class C, Class D, Class G and Class Z. Columbia Mid Cap Growth Fund offers eight classes of shares: Class A, Class B, Class C, Class D, Class G, Class R, Class T and Class Z. Effective January 23, 2006, the Columbia Mid Cap Growth Fund is authorized to issue Class R shares. Each share class has its own expense structure.

Class A and Class T shares are subject to a front-end sales charge based on the amount of initial investment. Class A and Class T shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within twelve months of the time of purchase. Class B and Class G shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in eight years after purchase. Class G shares will convert to Class T shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class D shares are closed to new investors. Class D shares are subject to a front-end sales charge of 1.00% (which is currently being waived) and a 1.00% CDSC on shares sold within one year after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in each Fund's prospectus.

February 28, 2006 (Unaudited)  Columbia Funds

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Equity securities and certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Funds' Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based

February 28, 2006 (Unaudited)  Columbia Funds

upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

Certain Funds may invest in municipal and U.S. Treasury futures contracts. The Funds will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Funds and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Funds' Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, each Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. Each Fund also identifies portfolio securities as segregated with the broker in a separate account in an amount equal to the futures contract. The Funds recognize a realized gain or loss when the contract is closed or expires.

Options

Certain Funds may write call and put options on futures they own or in which they may invest. Writing put options tends to increase the Funds' exposure to the underlying instrument. Writing call options tends to decrease the Funds' exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. Each Fund as a writer of an option has no control over whether the underlying future may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market. The Funds' custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Certain Funds may also write call options on a security the Funds own. Writing call options tends to decrease a Fund's exposure to the underlying security. When a Fund writes a call option, an amount equal to the premium received is recorded as a liability. Premiums received from writing call options which have expired are treated as realized gains.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase the Funds' exposure to the underlying instrument. Purchasing put options tends to decrease the Funds' exposure to the underlying instrument. Each Fund pays a premium, which is included in the Funds' Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. Certain Funds may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. Certain Funds may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while

February 28, 2006 (Unaudited)  Columbia Funds

contracts to sell are used to hedge the Funds' investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Funds' portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Funds could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

Treasury Inflation Protected Securities

The Fund may invest in Treasury Inflation Protected Securities ("TIPS"). The principal amount of TIPS is adjusted periodically for inflation based on a monthly published index. Interest payments are based on the inflation-adjusted principal at the time the interest is paid.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Funds become aware of such, net of non-reclaimable tax withholdings. Awards from class action litigation are recorded as a reduction of cost if the Funds still own the applicable securities on the payment date. If the Funds no longer own the applicable securities, the proceeds are recorded as realized gains.

The Funds estimate components of distributions from real estate investment trusts (REITs). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. If the Funds no longer own the applicable securities, any distributions received in excess of income are recorded as realized gains.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class for the Columbia Oregon Intermediate Municipal Bond Fund and Columbia

February 28, 2006 (Unaudited)  Columbia Funds

Conservative High Yield Fund. For all other Funds, income, expenses (other than class-specific expenses, as shown on the Statements of Operations), and realized and unrealized gains (losses) are allocated to each class of a Fund based on the relative net assets of each class of that Fund.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Capital Gains Taxes

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Funds accrue for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Dividends and Distributions to Shareholders

Dividends from net investment income of the Columbia International Stock Fund, Columbia Mid Cap Growth Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund and Columbia Strategic Investor Fund are declared and paid annually. Dividends from net investment income of the Columbia Real Estate Equity Fund and Columbia Balanced Fund are declared and paid quarterly. Dividends from net investment income of the Columbia Oregon Intermediate Municipal Bond Fund and Columbia Conservative High Yield Fund are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually for all Funds. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees in accordance with federal income tax regulations.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2005 was as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains	Total
Columbia International Stock Fund	$—	$3,047,263	$—	$3,047,263
Columbia Real Estate Equity Fund	—	34,548,337	81,680,946	116,229,283
Columbia Strategic Investor Fund	—	1,232,551	5,190,447	6,422,998
Columbia Balanced Fund	—	9,084,173	—	9,084,173
Columbia Oregon Intermediate Municipal Bond Fund	16,838,804	226,449	952,497	18,017,750
Columbia Conservative High Yield Fund	—	103,244,359	—	103,244,359

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

February 28, 2006 (Unaudited)  Columbia Funds

Unrealized appreciation and depreciation at February 28, 2006, based on cost of investments for federal income tax purposes, and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Columbia International Stock Fund	$267,761,415	$(14,733,541)	$253,027,874
Columbia Mid Cap Growth Fund	259,922,967	(11,019,792)	248,903,175
Columbia Small Cap Growth Fund I	58,802,688	(3,946,301)	54,856,387
Columbia Real Estate Equity Fund	337,765,092	(875,678)	336,889,414
Columbia Technology Fund	25,735,157	(3,035,638)	22,699,519
Columbia Strategic Investor Fund	98,395,695	(4,014,319)	94,381,376
Columbia Balanced Fund	23,644,397	(6,853,427)	16,790,970
Columbia Oregon Intermediate Municipal Bond Fund	18,101,811	(325,701)	17,776,110
Columbia Conservative High Yield Fund	15,374,641	(17,477,673)	(2,103,032)

The following capital loss carryforwards, determined as of August 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration
	2006	2007	2008	2009	2010	2011	2013	Total
Columbia International Stock Fund	$—	$2,960,252	$3,458,899	$123,580,370	$20,382,060	$—	$—	$150,381,581
Columbia Mid Cap Growth Fund	—	—	5,414,380	13,422,695	—	—	—	18,837,075
Columbia Balanced Fund	—	—	—	—	19,909,041	10,165,186	—	30,074,227
Columbia Oregon Intermediate Municipal Bond Fund	—	—	—	—	—	—	751,457	751,457
Columbia Conservative High Yield Fund	—	—	—	—	9,535,110	—	—	9,535,110

Of the capital loss carryforwards attributable to Columbia International Stock Fund, $4,440,378 ($2,960,252 expiring August 31, 2007 and $1,480,126 expiring August 31, 2008), $2,638,364 ($1,978,773 expiring August 31, 2008 and $659,591 expiring August 31, 2009) and $143,302,839 ($122,920,779 expiring August 31, 2009 and $20,382,060 expiring August 31, 2010) remain from the Columbia International Stock Fund's merger with Liberty Newport International Equity Fund, Stein Roe International Fund and Columbia International Equity Fund, respectively. Total capital loss carryforwards acquired in the current year from the Columbia International Equity Fund were $252,270,656, of which $83,010,689 were permanently lost and $25,957,128 were utilized to offset current year gains. The availability of a portion of the remaining capital loss carryforwards from the Columbia International Equity Fund may be limited in a given year.

Of the capital loss carryforwards attributable to Columbia Mid Cap Growth Fund, $5,507,368 ($4,130,526 expiring August 31, 2008 and $1,376,842 expiring August 31, 2009) and $13,329,707 ($1,283,854 expiring August 31, 2008 and $12,045,853 expiring August 31, 2009) remain from the Columbia Mid Cap Growth Fund's merger with Liberty Mid Cap Growth Fund and Stein Roe Capital Opportunities Fund, respectively.

February 28, 2006 (Unaudited)  Columbia Funds

The following capital loss carryforwards were utilized or lost during the year ended August 31, 2005:

Columbia International Stock Fund	$131,879,054
Columbia Mid Cap Growth Fund	110,264,080
Columbia Small Cap Growth Fund I	97,865,374
Columbia Technology Fund	1,968,835
Columbia Balanced Fund	36,095,807
Columbia Conservative High Yield Fund	6,755,468

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2005, post-October currency losses and capital losses attributed to security transactions were deferred to September 1, 2005, as follows:

	Currency Losses	Capital Losses
Columbia Mid Cap Growth Fund	$99	$—
Columbia Technology Fund	5,295	—

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Funds and provides administrative and other services to the Funds. Prior to September 30, 2005, Columbia Management Advisors, Inc. was investment advisor to the Funds under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc. merged into Banc of America Capital Management, LLC. At that time, the investment advisor was then renamed Columbia Management Advisors, LLC. Columbia receives a monthly investment advisory fee based on each Fund's average daily net assets at the following annual rates:

	First $200 Million	$200 Million to $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia International Stock Fund	0.87%	0.87%	0.82%	0.77%	0.72%	0.70%	0.68%
Columbia Mid Cap Growth Fund	0.82%	0.82%	0.75%	0.72%	0.67%	0.67%	0.67%
Columbia Small Cap Growth Fund I	0.87%	0.87%	0.82%	0.77%	0.77%	0.77%	0.77%
Columbia Real Estate Equity Fund	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Columbia Technology Fund	0.87%	0.87%	0.82%	0.77%	0.77%	0.77%	0.77%
Columbia Strategic Investor Fund	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Columbia Balanced Fund	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Columbia Oregon Intermediate Municipal Bond Fund	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Columbia Conservative High Yield Fund	0.60%	0.60%	0.55%	0.52%	0.49%	0.49%	0.49%

February 28, 2006 (Unaudited)  Columbia Funds

For the six months ended February 28, 2006, the annualized effective investment advisory fee rates for the Funds, as a percentage of the Funds' average daily net assets, were as follows:

Effective Fee Rate
Columbia International Stock Fund	0.83%
Columbia Mid Cap Growth Fund	0.79%
Columbia Small Cap Growth Fund I	0.87%
Columbia Real Estate Equity Fund	0.75%
Columbia Technology Fund	0.87%
Columbia Strategic Investor Fund	0.75%
Columbia Balanced Fund	0.50%
Columbia Oregon Intermediate Municipal Bond Fund	0.50%
Columbia Conservative High Yield Fund	0.56%

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid by Columbia to State Street.

Under its pricing and bookkeeping agreement with the Funds, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000.

Prior to November 1, 2005, Columbia received from each Fund an annual financial accounting fee of $25,000, an annual financial reporting fee of $19,965 and a monthly financial accounting fee at the annual rate of 0.02% of the average daily net assets of each Fund. The combined financial accounting and financial reporting fee for a Fund in any year did not exceed $150,000.

The Funds also reimburse Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing each Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended February 28, 2006, the annualized effective pricing and bookkeeping fee rates for the Funds, inclusive of out-of-pocket expenses, as a percentage of the Funds' average daily net assets, were as follows:

Columbia International Stock Fund	0.013%
Columbia Mid Cap Growth Fund	0.018%
Columbia Small Cap Growth Fund I	0.043%
Columbia Real Estate Equity Fund	0.021%
Columbia Technology Fund	0.066%
Columbia Strategic Investor Fund	0.031%
Columbia Balanced Fund	0.047%
Columbia Oregon Intermediate Municipal Bond Fund	0.038%
Columbia Conservative High Yield Fund	0.013%

Transfer Agent Fee

Columbia Management Services, Inc. (formerly Columbia Funds Services, Inc.) (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee, paid monthly, at the annual rate of $15.23 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent

February 28, 2006 (Unaudited)  Columbia Funds

maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. Prior to November 1, 2005, the Transfer Agent received a monthly fee at the annual rate of $28.00 per open account for each Fund except Columbia Oregon Intermediate Municipal Bond Fund and Columbia Conservative High Yield Fund, which paid $34.00 per open account. The Transfer Agent was also reimbursed for certain out-of-pocket expenses.

Columbia has voluntarily agreed to waive a portion of the transfer agent fees for the Columbia International Stock Fund, Columbia Mid Cap Growth Fund and Columbia Strategic Investor Fund. For the period September 1, 2005 through October 31, 2005, the Transfer Agent voluntarily waived a portion of its fees to reflect the reduced contractual fees charged to the Funds effective November 1, 2005. For the six months ended February 28, 2006, fees waived by the Transfer Agent and the annualized effective fee rates for the Funds, inclusive of out-of-pocket expenses and net of fee waivers, as a percentage of the Funds' average daily net assets, were as follows:

	Transfer Agent Fees Waived	Annualized Effective Fee Rates
Columbia International Stock Fund	$315,273	0.02%
Columbia Mid Cap Growth Fund	115,187	0.07%
Columbia Small Cap Growth Fund I	2,454	0.12%
Columbia Real Estate Equity Fund	13,205	0.09%
Columbia Technology Fund	4,659	0.08%
Columbia Strategic Investor Fund	58,474	0.10%
Columbia Balanced Fund	15,815	0.10%
Columbia Oregon Intermediate Municipal Bond Fund	7,173	0.04%
Columbia Conservative High Yield Fund	21,371	0.06%

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Funds. For the six months ended February 28, 2006, the Distributor has retained net underwriting discounts and net CDSC fees as follows:

	Front-End Sales Charge		Contingent Deferred Sales Charge (CDSC)
	Class A	Class T	Class A	Class B	Class C	Class D	Class G	Class T
Columbia International Stock Fund	$10,733	$—	$62	$26,484	$2,340	$25	$2,094	$—
Columbia Mid Cap Growth Fund	9,849	96	1	6,029	342	10	569	—
Columbia Small Cap Growth Fund I	971	—	100	—	—	—	—	—
Columbia Real Estate Equity Fund	8,261	—	3	27,503	1,454	179	—	—
Columbia Technology Fund	41,902	—	2,057	819	—	—	—	—
Columbia Strategic Investor Fund	67,078	—	12	56,393	4,882	—	—	—
Columbia Balanced Fund	2,771	—	1	7,429	148	—	—	—
Columbia Oregon Intermediate Municipal Bond Fund	655	—	—	2,775	50	—	—	—
Columbia Conservative High Yield Fund	5,566	—	151,169	3,080	1,113	—	—	—

February 28, 2006 (Unaudited)  Columbia Funds

The Funds have adopted a 12b-1 plan (the "Plan") which allows the payment of a monthly service and distribution fee to the Distributor based on the average daily net assets of each Fund at the following annual rates:

	Distribution Fee
	Class A(a)	Class B	Class C	Class D	Class G		Class R
Columbia International Stock Fund	—	0.75%	0.75%	0.75%	—		—
Columbia Mid Cap Growth Fund	0.10%	0.75%	0.75%	0.75%	0.65	%(b)	0.50%
Columbia Real Estate Equity Fund	0.10%	0.75%	0.75%	0.75%	—		—
Columbia Technology Fund	0.10%	0.75%	0.75%	0.75%	—		—
Columbia Strategic Investor Fund	—	0.75%	0.75%	0.75%	—		—
Columbia Balanced Fund	0.10%	0.75%	0.75%	0.75%	—		—
Columbia Oregon Intermediate Municipal Bond Fund	0.10%	0.75%	0.75%	0.75%	—		—
Columbia Conservative High Yield Fund	0.10%	0.75%	0.75%	0.75%	—		—

	Service Fee
	Class A(a)	Class B	Class C	Class D	Class G
Columbia International Stock Fund	0.25%	0.25%	0.25%	0.25%	—
Columbia Mid Cap Growth Fund	0.25%	0.25%	0.25%	0.25%	0.50	%(b)
Columbia Real Estate Equity Fund	0.25%	0.25%	0.25%	0.25%	—
Columbia Technology Fund	0.25%	0.25%	0.25%	0.25%	—
Columbia Strategic Investor Fund	0.25%	0.25%	0.25%	0.25%	—
Columbia Balanced Fund	0.25%	0.25%	0.25%	0.25%	—
Columbia Oregon Intermediate Municipal Bond Fund	0.25%	0.25%	0.25%	0.25%	—
Columbia Conservative High Yield Fund	0.25%	0.25%	0.25%	0.25%	—

(a)  The Fund's Board of Directors currently limits payments under the Plan for Class A shares to 0.25% annually of the Class A average daily net assets.

(b)  The Distributor has contractually agreed to limit a portion of the Class G distribution and service fees so that combined the fee does exceed 0.95% annually of the Class G shares average daily net assets. Of the 0.50% service fee, 0.25% relates to shareholder liaison fees and 0.25% relates to administration support fees.

The Distributor has voluntarily agreed to waive a portion of the Class C and Class D distribution and service fees so that combined these fees do not exceed the annual rates on the average daily net assets of Class C and Class D shares of each Fund as follows:

Columbia Oregon Intermediate Municipal Bond Fund	0.65%
Columbia Conservative High Yield Fund	0.85%

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Shareholder Services Fees

The Columbia Mid Cap Growth Fund has adopted shareholder services plans that permit the Fund to pay for certain services provided to Class T shareholders by its financial advisors. The annual service fee may equal up to 0.50% annually for Class T shares, but will not exceed the Fund's net investment income attributable to Class T shares. The Columbia Mid Cap Growth Fund does not intend to pay more than 0.30% for annual Class T shareholder services fees.

Expense Limits and Fee Reimbursements

Columbia has voluntarily agreed to waive fees and reimburse the Columbia Technology Fund for certain expenses so that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.65% annually of the Fund's average daily net assets. This arrangement may be revised or discontinued by Columbia at any time.

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

February 28, 2006 (Unaudited)  Columbia Funds

Fees Paid to Officers and Directors

All officers of the Funds, with the exception of the Funds' Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

Other

Columbia provides certain services to the Funds related to Sarbanes-Oxley compliance. This amount is included in "Other expenses" on the Statements of Operations. For the six months ended February 28, 2006, the Funds paid fees to Columbia for such services as follows:

Columbia International Stock Fund	$1,537
Columbia Mid Cap Growth Fund	1,295
Columbia Small Cap Growth Fund I	827
Columbia Real Estate Equity Fund	1,244
Columbia Technology Fund	1,547
Columbia Strategic Investor Fund	1,048
Columbia Balanced Fund	892
Columbia Oregon Intermediate Municipal Bond Fund	968
Columbia Conservative High Yield Fund	1,721

Note 5. Portfolio Information

For the six months ended February 28, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Columbia International Stock Fund	$—	$—	$804,830,754	$766,576,473
Columbia Mid Cap Growth Fund	—	—	172,742,993	226,820,280
Columbia Small Cap Growth Fund I	—	—	119,968,051	156,055,713
Columbia Real Estate Equity Fund	—	—	35,538,162	235,529,432
Columbia Technology Fund	—	—	202,563,256	135,553,643
Columbia Strategic Investor Fund	—	—	121,577,660	139,540,657
Columbia Balanced Fund	15,325,781	23,117,769	57,142,199	88,400,449
Columbia Oregon Intermediate Municipal Bond Fund	—	—	5,769,848	17,416,276
Columbia Conservative High Yield Fund	—	—	210,034,085	427,231,493

For the six months ended February 28, 2006, Columbia Technology Fund had transactions in written options as follows:

	Number of Contracts	Premium Received
Options Outstanding at August 31, 2005	40	$3,680
Options Closed	(40)	(3,680)
Options Outstanding at February 28, 2006	—	$—

Note 6. Redemption Fees

The Columbia International Stock Fund imposes a 2.00% redemption fee to shareholders of the Fund who redeem shares held for 60 days or less. Redemption fees, which are retained by the Fund, are accounted for as an addition to paid-in capital and are allocated to each class proportionately for purposes of determining the net asset value of each class. For the six months ended February 28, 2006, the redemption fees for the Class A, Class B, Class C, Class D, Class G and Class Z shares of the Columbia International Stock Fund amounted to $2,893, $635, $268, $12, $59 and $15,340 respectively.

February 28, 2006 (Unaudited)  Columbia Funds

Note 7. Line of Credit

The Funds and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statements of Operations.

For the six months ended February 28, 2006, the average daily loan balance outstanding on days where borrowings existed for the International Stock Fund was $5,535,714 at a weighted average interest rate of 4.80%.

For the six months ended February 28, 2006, the average daily loan balance outstanding on days where borrowings existed for the Columbia Small Cap Growth Fund I was $1,000,000 at a weighted average interest rate of 4.75%.

For the six months ended February 28, 2006, the average daily loan balance outstanding on days where borrowings existed for the Columbia Real Estate Equity Fund was $3,000,000 at a weighted average interest rate of 5.00%.

For the six months ended February 28, 2006, the Funds, other than the Columbia International Stock Fund, Columbia Small Cap Growth Fund I and Columbia Real Estate Equity Fund did not borrow under this arrangement.

Note 8. Shares of Beneficial Interest

As of February 28, 2006, the Funds had shareholders whose shares were beneficially owned by participant accounts over which Bank of America and/or its affiliates had either sole or joint investment discretion.

Subscription and redemption activity in these accounts may have a significant effect on the operations of the Funds. The numbers of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia International Stock Fund	1	63.0%
Columbia Mid Cap Growth Fund	1	23.9
Columbia Small Cap Growth Fund I	1	6.0
Columbia Real Estate Equity Fund	1	24.3
Columbia Strategic Investor Fund	1	5.3
Columbia Conservative High Yield Fund	1	44.8

In addition, as of February 28, 2006, several of the Funds had other shareholders that held greater than 5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Mid Cap Growth Fund	1	11.8%
Columbia Small Cap Growth Fund I	1	20.8
Columbia Real Estate Equity Fund	2	26.3
Columbia Strategic Investor Fund	1	15.4
Columbia Balanced Fund	1	16.1
Columbia Conservative High Yield Fund	3	17.0

February 28, 2006 (Unaudited)  Columbia Funds

Note 9. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

Columbia Oregon Intermediate Municipal Bond Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. The insurers are rated Aaa by Moody's Investors Services, Inc.

At February 28, 2006, private insurers who insured greater than 5% of the total investments of the Columbia Oregon Intermediate Municipal Bond Fund were as follows:

Columbia Oregon Municipal Bond Fund

Insurer	% of Total Investments
Financial Guaranty Insurance Co.	13.7%
MBIA Insurance Corp.	12.1
Financial Security Assurance, Inc.	11.7
Ambac Assurance Corp.	6.7

Foreign Securities

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Geographic Concentration

Columbia Oregon Intermediate Municipal Bond Fund has greater than 5% of its total investments on February 28, 2006 invested in debt obligations issued by the state of Oregon and its political subdivisions, agencies and public authorities. This Fund is more susceptible to economic and political factors adversely affecting issuers of the state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Industry Focus

The Funds may focus its investments in certain industries, subjecting them to greater risk than a fund that is more diversified.

Issuer Focus

As non-diversified funds, the Columbia Real Estate Equity Fund, the Columbia Technology Fund and the Columbia Oregon Intermediate Municipal Bond Fund may invest a greater percentage of their total assets in the securities of fewer issuers than a diversified fund. The Funds may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as

February 28, 2006 (Unaudited)  Columbia Funds

outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce certain Columbia Funds (including the former Nations Funds) and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and agreed to by the staff of the SEC. The independent distribution consultant has been in consultation with the Staff, and has submitted a draft proposed plan of distribution, but has not yet submitted a final proposed plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds. As to Columbia, the Distributor and the Trustees of the Columbia Funds, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under Section 48(a) of the ICA were not dismissed.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder

February 28, 2006 (Unaudited)  Columbia Funds

class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended February 28, 2006, Columbia has assumed legal, consulting services and Trustees' fees incurred by the Funds in connection with these matters as follows:

Columbia International Stock Fund	$7,937
Columbia Mid Cap Growth Fund	5,217
Columbia Small Cap Growth Fund I	1,264
Columbia Real Estate Equity Fund	4,613
Columbia Technology Fund	531
Columbia Strategic Investor Fund	3,066
Columbia Balanced Fund	1,792
Columbia Oregon Intermediate Municipal Bond Fund	2,462
Columbia Conservative High Yield Fund	8,484

Note 10. Business Combinations & Mergers

Business Combinations and Mergers

On October 7, 2005, the Columbia Newport Tiger Fund, a series of a separate Massachusetts business trust, merged into the Columbia International Stock Fund. The Columbia International Stock Fund received a tax-free transfer of assets from the Columbia Newport Tiger Fund as follows:

Shares Issued	Net Assets Received	Unrealized Appreciation[1]
17,616,768	$280,994,524	$21,800,458
Net Assets of Columbia International Stock Fund Prior to Combination	Net Assets of Columbia Newport Tiger Fund Immediately Prior to Combination	Net Assets of Columbia International Stock Fund Immediately After Combination
$1,061,242,112	$280,994,524	$1,342,236,636

1  Unrealized appreciation is included in the Net Assets Received amount shown above.

Note 11. Subsequent Event

After the close of business on March 24, 2006, the Funds will be re-domiciled as a new series of the Columbia Funds Series Trust I. Columbia Funds Series Trust I is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

  Columbia Funds

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually, usually in late summer, to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees or directors (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. The Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) sales and redemption data, (iv) information about the profitability of the Agreements to Columbia, and potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (v) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (vi) Columbia's financial results and financial condition, (vii) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (viii) the allocation of the funds' brokerage, if any, including allocations to brokers affiliated with Columbia and the use of "soft" commission dollars to pay fund expenses and to pay for research products and services, (ix) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (x) Columbia's response to various legal and regulatory proceedings since 2003 and (xi) the economic outlook generally and for the mutual fund industry in particular. In addition, the Trustees confer with their independent fee consultant and review materials relating to the Agreements that the independent fee consultant provides. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult independent legal counsel to the Independent Trustees.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2005 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September, and October, 2005. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability, including its resources, compensation programs for personnel involved in fund management, reputation and other attributes, to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing for a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the

  Columbia Funds

nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses.

In the case of each fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; (v) that the fund's advisory fee had recently been, or was proposed to be, reduced, with the goal of helping the fund's net return to shareholders become more competitive; and (vi) that other fund expenses, such as transfer agency or fund accounting fees, have recently been reduced, with the goal of helping the fund's net return to shareholders become more competitive.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreements.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided both by management and by an independent third party) of the funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by Columbia to comparable accounts. In considering the fees charged to comparable accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual funds and distribute mutual fund shares. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered reductions in advisory fee rates, implementation of advisory fee breakpoints, institution of advisory fee waivers, and changes to expense caps, which benefited a number of the funds. Furthermore, the Trustees considered the projected impact on expenses resulting from the overall cost reductions that management anticipated would result from the shift to a common group of service providers for transfer agency, fund accounting and custody services for mutual funds advised by Bank of America affiliates. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the performance of the funds, the services provided to the funds and management's view as to why it was appropriate that some funds bear advisory fees or total expenses greater than their peer group medians.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to

  Columbia Funds

the profitability to Columbia and its affiliates of their relationships with the funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense levels of the funds, and whether Columbia had implemented breakpoints and/or expense caps with respect to the funds.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the funds were fair and reasonable, and that the costs of the advisory services generally, and the related profitability to Columbia and its affiliates of their relationships with the funds, supported the continuation of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by Columbia to each fund and whether those economies were shared with the fund through breakpoints in the investment advisory fees or other means, such as expense waivers. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

•  the extent to which each fund had operated in accordance with its investment objective and its record of compliance with its investment restrictions, and the compliance programs of the funds and Columbia. They also considered the compliance-related resources that Columbia and its affiliates were providing to the funds.

•  the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services.

•  so-called "fall-out benefits" to Columbia, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest.

•  the draft report provided by the independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2006.

SUMMARY OF MANAGEMENT FEE EVALUATION
BY INDEPENDENT FEE CONSULTANT

  Columbia Funds

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance
between the Office of
Attorney General of New York State and
Columbia Management Advisors, Inc. and
Columbia Funds Distributor, Inc.

October 11, 2005

I. Overview

Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributors, Inc. ("CFD") (CFD together with CMA referred to herein as Columbia Management Group or "CMG1"), entered into an agreement with the New York Attorney General's Office in the form of an Assurance of Discontinuance (the "AOD"). The AOD stipulated that CMA would be permitted to manage or advise the Columbia Funds only if the Independent Members (as such term is defined in the AOD) of the Columbia Funds' Board of Trustees/Directors (collectively the "Trustees") appointed a Senior Officer or an Independent Fee Consultant ("IFC") who, among other things, is to manage the process by which management fees are negotiated. On May 15, 2005, the Independent Members of the Board appointed me as the IFC for the Columbia Funds. This report is the annual written evaluation of the Columbia Funds for 2005 that I have prepared in my capacity as IFC, as required by the AOD.

A. Duties of the Independent Fee Consultant

As part of the AOD, the Independent Members of the Columbia Funds' Board of Trustees/Directors agreed to retain an independent fee consultant who was to participate in the management fee negotiation process. The IFC is charged with "... duties and responsibilities [that] include managing the process by which proposed management fees (including, but not limited to, advisory fees) to be charged the Columbia Fund[s] are negotiated so that they are negotiated in a manner which is at arms length and reasonable and consistent with this Assurance of Discontinuance." However, the IFC does not replace the Trustees in their role of negotiating management and other fees with CMG and its affiliates. In particular, the AOD states that "Columbia Advisors may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees of the Columbia Fund using ... an annual independent written evaluation prepared by or under the direction of the ... Independent Fee Consultant...." This report, pursuant to the AOD, constitutes the "annual independent written evaluation prepared by or under the direction of the... Independent Fee Consultant."

The AOD requires the IFC report to consider at least the following:

a)  Management fees (including any components thereof) charged by other mutual fund companies for like services;

b)  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

c)  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit;

d)  Profit margins of CMA and its affiliates from supplying such services;

e)  Possible economies of scale as the CMA fund grows larger; and

f)  The nature and quality of CMA services, including Columbia Funds' performance.

This report is designed to assist the Board in evaluating the 2005 contract renewal for Columbia Funds. In addition, this report points out areas where the Board may deem additional information and analysis to be appropriate over time.

B. Sources of Information Used in My Evaluation

I have requested data from CMG and various third party industry data sources or independent research companies that work in the mutual fund arena. The following list generally describes the types of information I requested.

1.  I collected data on performance, management fees, and expense ratios of both Columbia Funds and

1  Prior to the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC ("BACAP"), and BACAP then changed its name to Columbia Management Advisors, LLC which carries on the business of CMA, and CFD changed its name to Columbia Management Distributors, Inc.

  Columbia Funds

comparable non-Columbia Funds. The sources of this information were CMG, Lipper Inc. ("Lipper") and Morningstar Inc. ("Morningstar"). While Lipper and Morningstar each selected a different group of peer funds it deemed appropriate against which to measure the relative performance and fees of Columbia Funds, I conducted an independent review of the appropriateness of each peer group.

2.  I reviewed data on CMG's expense and profitability that I obtained from CMA directly.

3.  I have reviewed data on the organizational structure of CMG in general.

4.  I collected information on profitability from Strategic Insight Mutual Fund Research and Consulting, LLC ("Strategic Insight"). I used this third-party independent research as an additional method to gauge the accuracy of the data collected in (2) above.

5.  I conducted interviews with various CMG staff, including members of the senior management team, legal staff, heads of affiliates, portfolio managers, and financial personnel.

6.  I reviewed current 2005 Section 15(c) material provided to the Board and material presented to the Board in the 2004 fee and performance evaluation.

7.  I have reviewed various academic research papers, industry publications, and other available literature dealing with mutual fund operations, profitability, and other issues. In addition, I have reviewed SEC releases and studies of mutual fund expenses.

8.  I have reviewed documents pertaining to recent mutual fund litigation in general and publicly available information about litigation where CMG has been involved.

In addition, I have engaged NERA Economic Consulting ("NERA") and independent consultant Dr. John Rea to assist me in data management and analysis. Both NERA and Dr. Rea have extensive experience in the mutual fund industry through consulting, government positions, or industry trade groups that provide unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained Shearman & Sterling LLP as outside counsel to advise me in connection with my review.

C. Qualifications and Independence

I am the Walter H. Carpenter Chair and Professor of Finance at Babson College. Before this I was the Chief Economist of the U.S. Securities and Exchange Commission. I have no material relationship with Bank of America or CMG aside from acting as IFC, and am aware of no relationship with any of their affiliates. [Resume omitted]

II. EVALUATION OF THE GENERAL PROCESS USED TO NEGOTIATE THE ADVISORY CONTRACT

A. General Considerations

My analysis considered all factors and information I reviewed on the finances and operations of Columbia Funds. I gave each factor an appropriate weight in my overall findings, and no single factor was in itself the sole criterion for a finding or conclusion. My objective was to assess all of the information provided and conduct a robust evaluation of Columbia Funds' operations, fees, and performance.

My analysis and thought processes will and, I believe, should, differ in certain ways from the processes used by Trustees in their evaluation of the management agreements. In particular, because of my technical and quantitative background, I may use techniques and data that Trustees have not previously felt would be useful. I view this supplemental analysis as appropriate because my role is to assist Trustees in their decisions, and to the extent that I bring new ideas or analysis to the evaluation, I believe this improves the process by which management fees for the Columbia Funds may be negotiated in accordance with the AOD.

Finally, as part of my role as IFC, I have, from time to time, sent to Trustees additional papers and reports produced by third parties that I felt had bearing on the fee negotiation process. I viewed these materials as educational in nature and felt they would aid Trustees in placing their work in context.

B. CMG Management Interviews

As a starting point of my analysis, I have met with members of CMG staff to gain an understanding of the organizational structure and personnel involved in running the Columbia fund family.

I have had general discussions and have received information about the management structure of CMG.

  Columbia Funds

My conversations with management have been informative. In addition, I have participated in Board meetings where Trustees and management have discussed issues relating to management agreements and performance of Columbia Funds. When I felt it was appropriate, I added my opinions on particular matters, such as fund performance or fee levels, to the discussion.

C. Trustees' Fee and Performance Evaluation Process

After making initial requests for information, members of the Trustees of the Columbia Funds met in advance of the October Section 15(c) contract approval meeting to review certain fee, performance and other data for the Columbia Funds and to ask questions and make requests of management. Trustees have developed a process to evaluate the fee and expense levels and performance of Columbia Funds. This process is used to highlight those funds that have been performing poorly, may have had higher management fees or expense ratios, or both.

The process involves providing instructions to Lipper to prepare specific data analyses tailored to the Trustees review framework. These instructions include highlighting funds that hit one or more fee performance "screens." The six screens the Trustees use are as follows:

a.  5th Lipper quintile in actual management fee;

b.  5th Lipper quintile in total expense ratio;

c.  Three or more 5th Lipper quintile rankings in the 1-, 3-, 5- or 10-year performance rankings;

d.  Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (actual management fee) totals a number equal to or higher than 8;

e.  Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8; and

f.  Sum of the Lipper Quintile Rank (3-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8.

If a fund hits one or more of these screens, it is highlighted for additional review by the Trustees. This method is only used as an aid for Trustees to highlight funds and is not the sole test of whether the Board will determine to take particular actions concerning fees or performance. Funds that have not been flagged by this screen also may be singled out for fee and performance reasons, and the Trustees may determine not to take action with respect to the fees or performance of funds that have been flagged by the screen. These screens contribute to the basis for discussions on Trustees' views on the Columbia Funds.

III. FINDINGS

My findings based on my work as IFC are as follows:

1.  The Trustees have the relevant information necessary to form an opinion on the reasonableness of fees and evaluate the performance of the Columbia Funds. The process the Trustees used in preparing to reach their determination has been open and informative. In my view, the 2005 process by which the management fees of the Columbia Funds have been negotiated thus far has been, to the extent practicable, at arm's length and reasonable and consistent with the AOD.

2.  Columbia Funds demonstrated a range of performance relative to their peers. I find that across the fund complex, 54.26 percent of Columbia Funds have performance higher than the median of their respective Lipper performance universe, and 42.55 percent of Columbia Funds have performance higher than the median of their respective Lipper performance group. In addition, Lipper performance universe and group comparison showed that Columbia Funds were distributed roughly evenly across these quintiles. The Trustees have worked with management to address issues of funds that have demonstrated consistent or significant underperformance.

3.  Columbia Funds demonstrate a range of management fees and expense ratios relative to their peers. I find that across the fund complex, 58.51 percent of Columbia Funds have expenses below the median of their Lipper expense universe, and 53.19 percent of Columbia Funds have expenses below the median of their Lipper expense group. In addition, Lipper expense universe and group comparisons show that Columbia Funds are distributed roughly evenly across these quintiles. The Trustees have taken steps to limit shareholder expenses for certain funds having management fees significantly above their peers, often though the use of fee waivers to which CMG has agreed.

  Columbia Funds

Consolidation of various funds and fund families managed by CMG has resulted in substantial savings in non-advisory expenses.

4.  Profitability to CMG of the individual funds ranges widely, but the overall profitability to CMG of its relationship with the Columbia Funds appears to fall within a reasonable range. The method of cost allocation to funds is addressed in the material provided by CMG to the Trustees, but additional information may be necessary to make a judgment on fund level profitability. My review of profitability and cost allocation is ongoing, and I plan to continue to develop my views with regard to fund level profitability.

5.  Columbia Funds have instituted fee schedules with breakpoints designed to enable investors to benefit from fund economies of scale, although 71% of the funds have not yet reached their first breakpoint. My analysis of the appropriateness of the breakpoint levels, which I expect will take into account the cost and profitability of the individual funds, is ongoing.

My work is ongoing and my views may develop over time in light of new information and analysis.

Respectfully submitted,
Erik R. Sirri

COLUMBIA FUNDS

Columbia Funds

Growth funds	Columbia Acorn Fund

Columbia Acorn Select

Columbia Acorn USA

Columbia Growth Stock Fund

Columbia Large Cap Growth Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Marsico Mid Cap Growth Fund

Columbia Mid Cap Growth Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Growth Fund II

Columbia Small Company Equity Fund

Core funds	Columbia Common Stock Fund

Columbia Large Cap Core Fund

Columbia Small Cap Core Fund

Columbia Young Investor Fund

Value funds	Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund II

Columbia Strategic Investor Fund

Asset Allocation/Hybrid funds	Columbia Asset Allocation Fund

Columbia Asset Allocation Fund II

Columbia Balanced Fund

Columbia Liberty Fund

Columbia LifeGoalTM Balanced Growth Portfolio

Columbia LifeGoalTM Growth Portfolio

Columbia LifeGoalTM Income Portfolio

Columbia LifeGoalTM Income and Growth Portfolio

Columbia Thermostat Fund

Index funds	Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Index Fund

Columbia Mid Cap Index Fund

Columbia Small Cap Index Fund

Tax-Managed fund	Columbia Tax-Managed Growth Fund

Specialty funds	Columbia Convertible Securities Fund

Columbia Real Estate Equity Fund

Columbia Technology Fund

Columbia Utilities Fund

Global/International funds	Columbia Acorn International

Columbia Acorn International Select

Columbia Global Value Fund

Columbia Greater China Fund

Columbia International Stock Fund

Columbia International Value Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

Columbia World Equity Fund

Taxable Bond funds	Columbia Conservative High Yield Fund

Columbia Core Bond Fund

Columbia Federal Securities Fund

Columbia High Income Fund

Columbia High Yield Opportunity Fund

Columbia Income Fund

Columbia Intermediate Bond Fund

Columbia Intermediate Core Bond Fund

Columbia Short Term Bond Fund

Columbia Strategic Income Fund

Columbia Total Return Bond Fund

Columbia U.S. Treasury Index Fund

Columbia Funds

Tax-Exempt Bond funds	Columbia California Tax-Exempt Fund

Columbia California Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia Connecticut Intermediate Municipal Bond Fund

Columbia Florida Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia High Yield Municipal Fund

Columbia Intermediate Municipal Bond Fund

Columbia Massachusetts Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia Municipal Income Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia New Jersey Intermediate Municipal Bond Fund

Columbia New York Intermediate Municipal Bond Fund

Columbia Oregon Intermediate Municipal Bond Fund

Columbia Rhode Island Intermediate Municipal Bond Fund

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Tax-Exempt Fund

Columbia Tax-Exempt Insured Fund

Columbia Texas Intermediate Municipal Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

Money Market funds	Columbia California Tax-Exempt Reserves

Columbia Cash Reserves

Columbia Connecticut Municipal Reserves

Columbia Government Plus Reserves

Columbia Government Reserves

Columbia Massachusetts Municipal Reserves

Columbia Money Market Reserves

Columbia Municipal Reserves

Columbia New York Tax-Exempt Reserves

Columbia Prime Reserves

Columbia Tax-Exempt Reserves

Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

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IMPORTANT INFORMATION ABOUT THIS REPORT

  Columbia Funds

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street
Boston MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

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Columbia Funds Semiannual Report, February 28, 2006

Columbia Management.

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

SHC-44/107435-0206 (04/06) 06/10741

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Strategic Investor Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2006